As filed with the Securities and Exchange Commission
                              on November 28, 2003

                                                      Registration No. 333-82133

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                         PRE-EFFECTIVE AMENDMENT NO. [ ]
                       POST-EFFECTIVE AMENDMENT NO. 5 [X]

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                               AMENDMENT NO. 5 [X]
                        (Check appropriate box or boxes)

                         PAX WORLD HIGH YIELD FUND, INC.
               (Exact name of registrant as specified in charter)

                                222 STATE STREET
                              PORTSMOUTH, NH 03801
               (Address of Principal Executive Offices) (Zip Code)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                  800-767-1729

                           PAX WORLD MANAGEMENT CORP.
                                222 STATE STREET
                              PORTSMOUTH, NH 03801
                          ATTENTION: LAURENCE A. SHADEK
                                 THOMAS W. GRANT
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b)  [ ]     On (date) pursuant to paragraph (b)

[X]      60 days after filing pursuant to paragraph (a)(1)  [ ]     On (date) pursuant to paragraph (a)(1)

[ ]      75 days after filing pursuant to paragraph (a)(2)  [ ]     On (date) pursuant to paragraph (a)(2) of
                                                                    rule 485
If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940; Registrant's Rule 24f-2 Notice for fiscal year ended December 31, 2002 was filed on March 26, 2003.

                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)


                     N-1A ITEM NO.                                                           LOCATION
                     -------------                                                           --------

                                                                PART A

Item 1.              Front and Back Cover Pages.........................           Front Cover Page; Back Cover Page

Item 2.              Risk/Return Summary: Investments,
                     Risks, and Performance.............................           Risk / Return Summary:  Investment
                                                                                   Objective, Strategies, Performance and
                                                                                   Risks

Item 3.              Risk/Return Summary: Fee Table.....................           (i) Fees and Expenses; and (ii) Financial
                                                                                   Highlights

Item 4.              Investment Objectives, Principal Investment
                     Strategies, and Related Risks......................           (i) Risk / Return Summary: Investment
                                                                                   Objective, Strategies, Performance and
                                                                                   Risks; and (ii) Investment Objectives,
                                                                                   Principal Investment Strategies and
                                                                                   Additional Principal Risks

Item 5.              Management's Discussion of Fund
                     Performance........................................           Not Applicable

Item 6.              Management, Organization, and Capital
                     Structure..........................................           Management, Organization and Capital
                                                                                   Structure of the Funds

Item 7.              Shareholder Information............................           (i) How Your Share Price (NAV) is
                                                                                   Determined; (ii) Shareholder Guide; (iii)
                                                                                   Taxes, Dividends and Distributions; and (iv)
                                                                                   Shareholder Services

Item 8.              Distribution Arrangements..........................           Management, Organization and Capital
                                                                                   Structure of the Fund - Distribution

Item 9.              Financial Highlights Information...................           Financial Highlights


                                                                PART B

Item 10.             Cover Page and Table of Contents...................           Cover Page; Table of Contents

Item 11.             Fund History.......................................           Fund Histories

Item 12.             Description of the Fund and
                     Its Investments and Risks..........................           (i) Investment Objectives, Strategies
                                                                                   and Philosophies; (ii) Investments and
                                                                                   Special Considerations; Risk Factors; and
                                                                                   (iii) Investment Restrictions

Item 13.             Management of the Fund.............................           (i) Management of the Funds - Officers /
                                                                                   Directors

Item 14.             Control Persons and Principal Holders of
                     Securities.........................................           Management of the Funds - Control Persons
                                                                                   and Principal Holders of Securities

Item 15.             Investment Advisory and Other
                     Services...........................................           Investment Advisory and Other Services

Item 16.             Brokerage Allocation and Other
                     Practices..........................................           Brokerage Allocation and Other Practices

Item 17.             Capital Stock and Other Securities.................           Capital Stock and Other Securities

Item 18.             Purchase, Redemption, and Pricing
                     of Shares..........................................           Purchase, Redemption, Exchange and
                                                                                   Pricing of Fund Shares

Item 19.             Taxation of the Fund...............................           Taxation of the Funds

Item 20.             Underwriters.......................................           Distribution

Item 21.             Calculation of Performance Data....................           Calculation of Performance Data

Item 22.             Financial Statements...............................           Financial Statements

                                     PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                     PART A

                                   PROSPECTUS

[PAX WORLD FUND
FAMILY LOGO]
                                                                      Prospectus
                                                            Application Enclosed



                            PAX WORLD HIGH YIELD FUND
                          Institutional Investor Class

                                 __________ 2003

Pax World offers mutual funds that seek to make a contribution to world peace by investing in companies that produce goods and services that improve the quality of life and that are not engaged in manufacturing defense or weapons-related products or companies that derive revenue from the manufacture of liquor, tobacco and/or gambling products. To denote this endeavor, the Funds have adopted the name "Pax World".

        NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION RELATING HERETO. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        The Pax World Fund's Privacy Policy and Practices Notice is included with this Prospectus but is not considered to be a part of this Prospectus.

OVERVIEW

Pax World Balanced Fund, Inc. (the "Balanced Fund"), Pax World Growth Fund, Inc. (the "Growth Fund") and Pax World High Yield Fund, Inc. (the "High Yield Fund" or the "Fund") are mutual funds that seek to make a contribution to world peace by investing in companies that produce goods and services that improve the quality of life and that are not, to any degree, engaged in manufacturing defense or weapons-related products or companies that derive revenue from the manufacture of liquor, tobacco and/or gambling products. To denote this endeavor, the Funds have adopted the name "Pax World".

THE BALANCED FUND

The Balanced Fund's investment objective is to provide its shareholders with a diversified holding of securities of companies that offer primarily income and conservation of principal and secondarily possible long-term growth of capital.

THE GROWTH FUND

The Growth Fund's investment objective is to provide its shareholders with a diversified holding of securities of companies that offer primarily long-term growth of capital. Current income, if any, is incidental.

THE HIGH YIELD FUND

The High Yield Fund's primary investment objective is to provide its shareholders with a diversified holding of fixed income securities of companies that offer high current income. The High Yield Fund will, however, also seek capital appreciation as a secondary objective to the extent that it is consistent with the High Yield Fund's primary objective of seeking high current income.

This Prospectus contains the information about the High Yield Fund's Institutional Investor Class of shares that you should know before investing. You are advised to read this Prospectus and retain it for future reference.

TABLE OF CONTENTS

                                                                           Page

RISK / RETURN SUMMARY:  INVESTMENT OBJECTIVE,
STRATEGIES, PERFORMANCE AND RISKS.........................................   1
     Investment Objective / Goal..........................................   1
     Principal Investment Strategies......................................   1
     Principal Risks......................................................   2
         Performance Bar Chart............................................   3
         Average Annual Total Returns.....................................   4
         Growth of a $10,000 Investment - since 10/8/99...................   5
         Highest and Lowest Quarterly Returns - since 10/8/99.............   5
FEES AND EXPENSES.........................................................   6
FINANCIAL HIGHLIGHTS......................................................   8

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
AND ADDITIONAL PRINCIPAL RISKS............................................   9
     Investment Objectives................................................   9
     Principal Investment Strategies......................................   9
     Additional Principal Risks...........................................   10

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
OF THE FUND...............................................................   14
     Incorporation........................................................   14
     Description of Common Stock..........................................   14
     Officers and Directors...............................................   15
     Adviser..............................................................   15
     Portfolio Manager....................................................   16
     Distribution.........................................................   16
     Custodian and Transfer and Dividend Disbursing Agent.................   17
     Shareholder Meetings.................................................   17

HOW YOUR SHARE PRICE (NAV) IS DETERMINED..................................   17

SHAREHOLDER GUIDE.........................................................   17
     How to Purchase Shares...............................................   17
     How to Sell Your Shares..............................................   21
     How to Exchange Your Shares..........................................   23

TAXES, DIVIDENDS AND DISTRIBUTIONS........................................   25
     Taxation of the Fund.................................................   25
     Taxation of Shareholders.............................................   25
     Withholding Taxes....................................................   26
     Dividends and Distributions..........................................   26
     Important Notice Regarding "Lost Shareholders".......................   26

SHAREHOLDER SERVICES......................................................   27
     Online Account Access................................................   27
     Automatic Investment Plan............................................   27
     Tax-Deferred Retirement Plans........................................   27
     Voluntary Withdrawal Plan............................................   27
     Reports to Shareholders..............................................   27
     Shareholder Inquiries................................................   27

PRIVACY POLICY AND PRACTICES NOTICE.......................................   28

THE HIGH YIELD FUND
INSTITUTIONAL INVESTOR CLASS

RISK / RETURN SUMMARY:
INVESTMENT OBJECTIVE, STRATEGIES,
PERFORMANCE AND RISKS

INVESTMENT OBJECTIVE / GOAL

The Fund's primary investment objective is to provide its shareholders with a diversified holding of fixed income securities of companies that offer high current income. The Fund will, however, also seek capital appreciation as a secondary objective to the extent that it is consistent with the Fund's primary objective of seeking high current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund intends to invest at least eighty percent (80%) of its total assets in high-yield, fixed income securities (such as bonds, notes and debentures) rated below BBB-- by Standard & Poor's Ratings Group or below Baa3 by Moody's Investors Service and other fixed income securities either similarly rated by another major rating service or unrated securities that are, in the opinion of Pax World Management Corp., the Fund's adviser (the "Adviser"), of comparable quality (commonly referred to as "junk bonds"). These percentages may vary, however, depending upon market conditions. In addition, the Fund anticipates that the average dollar weighted maturity of the fixed income securities in its portfolio will be ten (10) years or less.

The Fund may also invest in (1) common stocks and other equity-related securities, including equity securities that were attached to or included in a unit with high-yield fixed income securities at the time of purchase, convertible securities and preferred stock, (2) zero coupon, pay-in-kind and deferred payment securities, and (3) debt and equity securities of foreign issuers that the Adviser believes may provide higher yields and/or have greater liquidity than securities of domestic issuers that have similar maturities and quality. In addition, the Fund may use derivative instruments to try to manage investment risks or increase income by trying to predict whether the underlying investment - a security, market index, currency, interest rate, or some other benchmark - will go up or down.

In deciding which securities to buy and sell, the Adviser will consider, among other things, the financial history and condition, earnings trends, analysts' recommendations, and the prospects and the management of an issuer. The Adviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to attempt to predict an issuer's prospects and whether the price of the issuer's security is undervalued or overvalued.

The Fund will not invest in obligations issued or guaranteed by the United States Treasury or foreign government treasuries, however, because the proceeds thereof may be used to manufacture defense or weapons-related products or for a purpose which does not otherwise comply with the Fund's ethical objectives and policies. In addition, the ethical investment policy of the Fund is to exclude from its portfolio securities of:

     o  companies engaged in military activities;

     o companies appearing on the United States Department of Defense list of 100 largest contractors (a copy of which may be obtained from the Office of the Secretary, Department of Defense, Washington, D.C. 20301) if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense;

     o other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense; and

     o companies that derive revenue from the manufacture of liquor, tobacco and/or gambling products.

PRINCIPAL RISKS

The principal risks of investing in the Fund are price volatility, credit risk, interest rate risk, risks associated with investments in junk bonds, risks associated with investments in zero coupon, pay-in-kind and deferred payment securities, risks associated with investments in derivative securities, risks associated with foreign security investments, risks associated with socially responsible investing, management risk and, in general, the risk of losing money by investing in the Fund.

     o PRICE VOLATILITY refers to the fact that securities values tend to fluctuate in response to activities specific to the company as well as general market, economic and political conditions. These values can fluctuate widely.

     o CREDIT RISK refers to the possibility that the issuer of a security will be unable, or is perceived to be unable, to make interest payments and/or repay the principal on its debt.

     o INTEREST RATE RISK refers to fluctuations in the value of a fixed income security, including corporate and other debt instruments, resulting from changes in interest rates. In general, if interest rates rise, fixed income security prices fall. In addition, interest rate risk tends to increase as the duration of a fixed income security increases.

     o The Fund's INVESTMENTS IN JUNK BONDS may subject the Fund to high credit risk and high market risk. Under adverse economic conditions, there is also a risk that highly leveraged issuers may be unable to service their debt obligations or to repay their obligations upon maturity. In addition, such investments may be more illiquid (i.e., harder to value and sell) than higher-rated securities. As a result, valuation of junk bonds may be more dependent upon the Adviser's judgment, and subject the Fund to higher management risk, than is generally the case with higher-rated securities.

     o ZERO-COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES generally are more sensitive to movements in interest rates and are less liquid than comparably rated securities paying cash interest at regular intervals. Consequently, such securities may be subject to greater fluctuation in value. In addition, the Fund's investment exposure to these securities and their risks, including credit risk and market risk, will increase during the time these securities are held in the Fund's portfolio because these securities do not pay cash interest. Further, the Fund is required to distribute income to its shareholders to maintain its qualification for pass-through treatment under the federal tax laws. Consequently, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to the distribution of "phantom income" and the value of the paid-in-kind interest.

     o The Fund's INVESTMENTS IN DERIVATIVE SECURITIES for the purposes of managing risk and enhancing return may subject the Fund to investment risks and transaction costs to which the Fund would not otherwise be subject absent the use of such strategies. For example, (i) such investments may not achieve the intended effects and may result in losses or missed opportunities to the Fund, (ii) such investments may not offset fully the Fund's underlying positions and could, therefore, result in losses to the Fund that would not have occurred otherwise, and (iii) certain of such investments involve costs to the Fund that could reduce the Fund's return.

     o The Fund's INVESTMENTS IN FOREIGN SECURITIES may subject the Fund to the risks of political or economic instability in the country of the issuer, the possibility of imposition of exchange control regulations and the risk of fluctuations in currency exchange rates. In addition, costs may be incurred by the Fund in connection with conversions between currencies.

     o The Fund's SOCIALLY RESPONSIBLE OBJECTIVE may limit the availability of investment opportunities more than is customary with other mutual funds.

     o The Adviser strives to anticipate market movements along with the risks described above and actively manages the Fund based upon its judgment. MANAGEMENT RISK, which exists in varying amounts in most mutual funds, refers to the possibility that the Adviser may fail to anticipate these movements or risks, or to execute the Fund's strategy effectively.

You should understand that all investments involve risk, there can be no guarantee against loss from an investment in the Fund, and there can be no assurance that the Fund's investment objective will be attained.

PERFORMANCE BAR CHART (1) (2)

The information in the following bar chart provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Individual Investor Class of shares (which is not offered in this Prospectus) from period to period. While analyzing this information, please note that past performance is not necessarily an indication of how the Fund will perform in the future.

              Pax World High Yield Fund - Individual Investor Class

                  -0.58%             5.82%            -0.51%
                   2000              2001              2002

     (1) The above chart shows the performance of the Fund's Individual Investor Class of shares (which is not offered by this Prospectus), rather than the Fund's Institutional Investor Class of shares, because none of the Fund's Institutional Investor Class of shares had been issued as of December 31, 2002. All classes of the Fund's shares should have substantially similar performance (without taking the Fund's expenses into consideration) because the Fund's assets are invested in the same or a similar portfolio of securities for each class; performance among classes should differ only to the extent that such classes have different expenses. If the expenses of the Fund's Institutional Class of shares are higher than the expenses of the Fund's Individual Investor Class of shares, then the performance of the Fund's Institutional Investor Class of shares may be worse than that of the Fund's Individual Investor Class of shares.

     (2) Rate of return figures do not include the 1% contingent deferred sales charge imposed on shares of the Fund redeemed within six months of purchase. In addition, the Adviser assumed certain expenses during the periods shown on the above chart; total return figures for those periods would have been lower had these expenses not been assumed. Total return figures include reinvested dividends, capital gains distributions, and changes in principal value and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. Total return figures represent past performance, which is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS(1) (2)

The information in the following table provides some indication of the risks of investing in the Fund by showing how the average annual total returns (including operating expenses and any applicable shareholder fees) of the Fund's Individual Investor Class (which is not offered by this Prospectus) for 1 year and the period 10/8/99 (the date of the Fund's inception) to 12/31/02 compare with the Merrill Lynch High Yield Master I Index, a broad measure of market performance, and the Lipper High Yield Bond Fund Index. The table also presents the impact of taxes on the Fund's return. To calculate these figures, the Fund uses the highest individual federal income and capital gains tax rates in effect at the time of each distribution, but does not take into consideration state or local income taxes.

In certain cases, the figure representing Return After Taxes on Distributions and Sale of Fund Shares may be HIGHER than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Please note that your individual after-tax returns depend upon your particular tax situation and may differ, therefore, from the after-tax returns shown in the table. In addition, please note that the information in the following table does not apply to tax-deferred accounts, such as individual retirement accounts and 401(k) accounts, because such accounts are only subject to taxes upon redemption. Finally, please keep in mind that past performance - whether before taxes or after taxes - is not necessarily an indication of how the Fund will perform in the future.

                                                                                   Period October 8, 1999
                                                              Year Ended          (the date of inception)
                                                          December 31, 2002         to December 31, 2002
                                                          -----------------        ----------------------
High Yield Fund - Individual Investor Class (1) (2)
      Return Before Taxes                                       -0.51%                      0.65%
      Return After Taxes on Distributions                       -3.13%                     -2.45%
      Return After Taxes on Distributions and Sale              -0.33%                     -0.99%
         of Fund Shares

Merrill Lynch High Yield Master I Index (3)                     -1.14%                      0.71%

Lipper High Yield Bond Fund Index (3) (4)                       -2.41%                     -3.38%

     (1) The above chart shows the average annual total returns of the Fund's Individual Investor Class of shares (which is not offered by this Prospectus), rather than the Fund's Institutional Investor Class of shares, because none of the Fund's Institutional Investor Class of shares had been issued as of December 31, 2002. All classes of the Fund's shares should have substantially similar average annual total returns (without taking the Fund's expenses into consideration) because the Fund's assets are invested in the same or a similar portfolio of securities for each class; average annual total returns among classes should differ only to the extent that such classes have different expenses. If the expenses of the Fund's Institutional Class of shares are higher than the expenses of the Fund's Individual Investor Class of shares, then your average annual total returns may be lower than those of the Fund's Individual Investor Class of shares.

     (2) Rate of return figures do not include the 1% contingent deferred sales charge imposed on shares of the Fund redeemed within six months of purchase. The Adviser assumed certain expenses of the Fund during the periods shown in the above table; total return figures for the Fund for those periods would have been lower had those expenses not been assumed. Total return figures include reinvested dividends, capital gains distributions, and changes in principal value and represent past performance, which is no guarantee of future results.

     (3)  Total return figures reflect no deduction for fees, expenses or taxes.

     (4) The Lipper High Yield Bond Fund Index is comprised of high yield funds selected by Lipper Analytical Services, Inc. and is an unmanaged index in which investors cannot directly invest.

GROWTH OF A $10,000 INVESTMENT, COMPOUNDED ANNUALLY - SINCE 10/8/99

High Yield Fund - Individual
Investor Class (1)(2)                       $10,000           $9,754      $9,697     $10,262     $10,209
Merrill Lynch High Yield Master I
Index (3)                                   $10,000          $10,128      $9,745     $10,350     $10,232
Lipper High Yield Bond Fund
Index (3)(4)                                $10,000          $10,266      $9,269      $9,173      $8,952
                                          10-8-1999(5)         1999        2000        2001        2002

     (1) The above chart shows the growth of a $10,000 investment in the Fund's Individual Investor Class of shares (which is not offered by this Prospectus), rather than the Fund's Institutional Investor Class of shares, because none of the Fund's Institutional Investor Class of shares had been issued as of December 31, 2002. All classes of the Fund's shares should have substantially similar growth (without taking the Fund's expenses into consideration) because the Fund's assets are invested in the same or a similar portfolio of securities for each class; growth among classes should differ only to the extent that such classes have different expenses. If the expenses of the Fund's Institutional Class of shares are higher than the expenses of the Fund's Individual Investor Class of shares, then the growth of your $10,000 investment may be lower than those of the Fund's Individual Investor Class of shares.

     (2) The amounts shown on the above chart do not include the 1% contingent deferred sales charge imposed on shares of the Fund redeemed within six months of purchase. The Adviser assumed certain expenses of the Fund during the periods shown on the chart; the amounts shown on the chart for the Fund for those periods would have been lower had those expenses not been assumed. Total return figures and the amounts shown on the above chart for the Fund include reinvested dividends, capital gains distributions, and changes in principal value and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. The amounts shown on the above chart represent past performance, which is no guarantee of future results.

     (3) The amounts shown on the above chart reflect no deduction for fees, expenses or taxes.

     (4) The Lipper High Yield Bond Fund Index is comprised of high yield bond funds selected by Lipper Analytical Services, Inc. and is an unmanaged index in which investors cannot directly invest.

     (5) 1999 represents a partial year from October 8, 1999 (date of Fund inception) to December 31, 1999.


HIGHEST AND LOWEST QUARTERLY RETURNS - SINCE 10/8/99(1)(2)

              Pax World High Yield Fund - Individual Investor Class

                 1st quarter 2001:                    6.30%
                 2nd quarter 2002:                   -5.39%

     (1) The above chart shows the highest and lowest quarterly returns of the Fund's Individual Investor Class of shares (which is not offered by this Prospectus), rather than the Fund's Institutional Investor Class of shares, because none of the Fund's Institutional Investor Class of shares had been issued as of December 31, 2002. All classes of the Fund's shares should have substantially similar quarterly returns (without taking the Fund's expenses into consideration) because the Fund's assets are invested in the same or a similar portfolio of securities for each class; quarterly returns among classes should differ only to the extent that such classes have different expenses. If the expenses of the Fund's Institutional Class of shares are higher than the expenses of the Fund's Individual Investor Class of shares, then your quarterly returns may be lower than those of the Fund's Individual Investor Class of shares.

     (2) Rate of return figures do not include the 1% contingent deferred sales charge imposed on shares of the Fund redeemed within six months of purchase. In addition, the Adviser assumed certain expenses during the periods shown in the quarterly return table above; total return figures for those periods would have been lower had those expenses not been assumed. Total return figures include reinvested dividends, capital gains distributions, and changes in principal value and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. Total return figures represent past performance, which is no guarantee of future results.

FEES AND EXPENSES(1)

         The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Investor Class. The purpose of this table is to assist you in understanding the various costs and expenses that you will bear, whether directly or indirectly. "Other Expenses" include operating expenses of the Fund, such as directors' and professional fees, registration fees, reports to shareholders, transfer agency and custodian fees, and is based on amounts estimated to be incurred for the year ending December 31, 2003.

SHAREHOLDER FEES (fees paid directly from your investment):
     Maximum Sales Charge (Load) Imposed on Purchases
         (as a percentage of offering price)....................................        0.00%
     Maximum Deferred Sales Charge (Load)
         (as a percentage of original purchase price
         or redemption proceeds, as applicable).................................        1.00%
     Maximum Sales Charge (Load) Imposed on
         Reinvested Dividends and Other Distributions
         (as a percentage of offering price)....................................        0.00%
     Redemption Fees (as a percentage of amount redeemed,
         if applicable).........................................................        0.00%
     Exchange Fees (as a percentage of average net assets)......................        0.00%

ANNUAL FUND NET OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
(expenses that are deducted from Fund assets):
     Management Fee.............................................................        0.75%
     Distribution and/or Service (12b-1) Fees (2, 3)............................        0.25%
     Other Expenses (estimated).................................................        0.35%
                                                                                        -----

Total Annual Fund Operating Expenses............................................                 1.35%
     Less Operating Expenses Assumed by Adviser (3).............................                 0.36%
                                                                                                 -----

Total Annual Fund Net Operating Expenses (4)....................................                           0.99%
                                                                                                           =====

     (1) The Caroline and Sigmund Schott Foundation (the "Foundation") is currently a holder, beneficially and/or of record, of shares of the Individual Investor Class of shares of the Fund and has been a holder of such shares since at least as early as __________. The Fund has been advised by the Foundation that, on or about the date hereof, such organization desires to exchange all of such shares for shares of the Institutional Investor Class of shares of the Fund. Subject to such exchange occurring on or before the tenth (10th) day immediately following the date hereof, the Fund has agreed to pay to the Foundation, on or before __________, an amount equal to the amount of the fees and expenses that were attributable to the Individual Investor Class shares held by the Foundation during the period of time that the Foundation was the holder, beneficially and/or of record, of such Individual Investor Class shares that exceeded, on a per annum basis, .99% of the average daily net asset value of the Individual Investor Class of shares of the Fund for the one year period ended December 31, 2002 and the period January 1, 2003 through the date of such exchange.

     (2) 0.25%, net of Distribution and/or Service (12b-1) Fees assumed by the Adviser. Pursuant to the terms of the distribution expense plan maintained by the Fund pursuant to Rule 12b-1 under the Investment Company Act, the Fund's distribution and/or service (12b-1) fees may not exceed 0.35% per annum of the Fund's average daily net assets. The Adviser agreed, however, to reimburse the Fund for all of such expenses that exceeded 0.25% per annum of the Fund's average daily net assets for the prior fiscal year.

     (3) Pursuant to the terms of the Advisory Agreement entered into between the Adviser and the Fund, the Adviser is required to reimburse the Fund for certain expenses incurred by it with respect to the Individual Investor Class of shares of the Fund and the Institutional Investor Class of shares of the Fund during any given fiscal year (including management fees, but excluding custodian expense offset fees), that exceed, on a per annum basis, 1.50% and .99% of the average daily net asset value of the Individual Investor Class of shares of the Fund and the Institutional Investor Class of share of the Fund, respectively, for such fiscal year.

     (4)  Total expenses, net of expenses assumed by the Adviser.

The following Example is intended to help you compare the cost of investing in shares of the Fund's Institutional Investor Class of shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund's Institutional Investor Class for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses with respect to the Fund's Institutional Investor Class remain the same, and that the Adviser continues to assume expenses incurred by the Fund (including management fees, but excluding custodial expenses offset fees) in excess, on a per annum basis, of 0.99% of the average daily net asset value of the Fund's Institutional Investor Class per year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 Year        3 Years         5 Years         10 Years
            $99.00        $309.00         $536.00        $1,186.00

Shares of the Fund's Institutional Investor Class that are redeemed within six
(6) months of purchase are subject to a one percent (1.0%) contingent deferred sales charge which is not reflected in the above table. The expenses shown in the above table would be greater if such contingent deferred sales charges were included.

As noted in the table above, the Fund does not charge sales fees (loads) on reinvested dividends and other distributions and, therefore, the Example does not reflect sales charges (loads) on reinvested dividends and other distributions.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS(1)

The following Financial Highlights Table is intended to help you understand the financial performance of the Fund's Individual Investor Class of shares (which is not offered by this Prospectus) for the past 3 years and the period October 13, 1999 (the date investment operations commenced) to December 31, 1999. Certain information reflects financial results for a single share of the Fund's Individual Investor Class. The total returns in the table represent the rate you would have earned (or lost) on an investment in the Fund's Individual Investor Class of shares (assuming reinvestment of all dividends and distributions). Certain of this information has been audited by Pannell Kerr Forster PC, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information from the Fund's annual report, a copy of which is available without charge upon request by writing to Pax World at 222 State Street, Portsmouth, NH 03801-3853, by telephoning (toll-free) 800-767-1729 or by visiting the Pax World website at www.paxfund.com.

The following per share data, ratios and supplemental data have been derived from information provided in the financial statements and the Fund's underlying financial records.

1. SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       Individual Investor Class
                                                                                       -------------------------
                                                                         2002            2001            2000         1999*
Net asset value, beginning of period.............................       $8.50            $8.74           $9.67        $10.00
                                                                        -----            -----           -----        ------
    Income (loss) from investment operations
       Investment income, net....................................        0.56             0.75            0.88          0.09
       Realized and unrealized gain (loss) on investments, net          (0.61)           (0.24)          (0.93)        (0.33)
                                                                        ------          ------          ------        ------
          Total from investment operations.......................       (0.05)            0.51           (0.05)        (0.24)
                                                                        ------            ----           ------        ------

Less distributions
    Dividends from investment income, net........................        0.56             0.75            0.88          0.09
                                                                         ----             ----            ----          ----
       Total distributions.......................................        0.56             0.75            0.88          0.09

Net asset value, end of period...................................       $7.89            $8.50           $8.74         $9.67
                                                                        -----            -----           -----         -----

2.     TOTAL RETURN (1) .........................................       (.51%)           5.82%           (.58%)       (2.46%)

3.   RATIOS AND SUPPLEMENTAL DATA

Net Assets, end of period (`000s) ...............................      $31,219          $16,259         $10,340        $2,914
Ratio of average net assets:
     Net expenses, including custody credits.....................       1.48%            1.57%            .92%         2.01% (2)
     Net investment income.......................................       6.96%            8.42%           9.80%         6.40% (2)
Portfolio turnover rate..........................................     101.70%          194.33%         119.90%         7.10%
Net expenses.....................................................       1.46%            1.50%            .85%         1.50%
Net expenses, excluding custody credits and expenses assumed by
Adviser..........................................................       2.32%            3.18%           4.30%         2.01% (2)

         * Commencement of investment operations was October 8, 1999.

     (1) Total return represents aggregate total return for the period indicated, and does not reflect the deduction of any applicable sales charges.

     (2)  Annualized.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
STRATEGIES AND ADDITIONAL PRINCIPAL RISKS

INVESTMENT OBJECTIVES

The Fund's primary investment objective is to provide its shareholders with a diversified holding of securities of companies that offer high current income. The Fund will, however, also seek capital appreciation as a secondary objective to the extent that it is consistent with the Fund's primary objective of seeking high current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund intends to invest at least eighty percent (80%) of its total assets in high-yield, fixed income securities (such as bonds, notes and debentures) rated below BBB-- by Standard & Poor's Ratings Group or below Baa3 by Moody's Investors Service and other fixed income securities either similarly rated by another major rating service or unrated securities which are, in the opinion of the Adviser, of comparable quality (commonly referred to as "junk bonds"). These percentages may vary, however, depending upon market conditions. The Fund may also invest in (i) common stocks and other equity-related securities, including equity securities that were attached to or included in a unit with high-yield fixed income securities at the time of purchase, convertible securities, bank debt and preferred stock, (ii) zero coupon, pay-in-kind and deferred payment securities, and (iii) debt and equity securities of foreign issuers that the Adviser believes may provide higher yields and/or have greater liquidity than securities of domestic issuers that have similar maturities and quality. In addition, the Fund may use derivative instruments to try to manage investment risks or increase income by trying to predict whether the underlying investment
- a security, market index, currency, interest rate, or some other benchmark - will go up or down. The Fund anticipates that the average dollar weighted maturity of the fixed income securities in its portfolio will be ten (10) years or less.

                                      * * *

Although the Fund does not intend to use "leverage" as a strategy, the Fund may borrow up to twenty percent (20%) of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions.

                                      * * *

The Fund seeks to make a contribution to world peace by investing in companies that produce goods and services that improve the quality of life and that are not, to any degree, engaged in manufacturing defense or weapons-related products or companies that derive revenue from the manufacture of liquor, tobacco and/or gambling products. In addition, the Fund will endeavor (but is not required) to invest in companies that have adopted and administer fair employment and pollution control policies to the extent information reflecting such policies and administrative practices is available to the Fund.

In addition to the securities noted above, the Fund reserves the right to hold temporarily other types of securities, including commercial paper, bankers' acceptances, non-convertible debt securities (corporate) or government securities and high quality money market securities or cash (foreign currencies or United States dollars) and the Fund reserves the right to hold securities issued by the Pax World Money Market Fund, Inc. (the "Money Market Fund"), each in such proportions as, in the opinion of the Adviser, prevailing market, economic or political conditions warrant. The Fund may also temporarily hold cash and invest in high quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs.

The Fund will not invest in obligations issued or guaranteed by the U.S. Treasury or foreign government treasuries, however, because the proceeds thereof may be used to manufacture defense or weapons-related products or for a purpose which does not otherwise comply with the Fund's socially responsible objectives and policies.

In deciding which securities to buy and sell, the Adviser will consider, among other things, the financial history and condition, earnings trends, analysts' recommendations, and the prospects and management of an issuer. The Adviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to attempt to predict an issuer's prospects and whether the price of the issuer's security is undervalued or overvalued.

ADDITIONAL PRINCIPAL RISKS

Borrowing for Leverage

From time to time, the Fund may borrow up to twenty percent (20%) of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Fund may pledge up to twenty percent (20%) of the value of its total assets to secure such borrowings. Such borrowings may subject the Fund to greater risks and costs than mutual funds that do not borrow. For example, the Fund may have to sell a portion of its investments at a time when it would otherwise not want to sell such investments in order to comply with the capital coverage requirements of the Investment Company Act, which require the value of a fund's assets, less its liabilities other than borrowings, to be equal to at least three hundred percent (300%) of all borrowings including the proposed borrowing. In addition, because interest on money the Fund borrows is an expense of the Fund, the Fund's expenses may increase more than the expenses of mutual funds that do not borrow and the NAV per share of the Fund may fluctuate more than the NAV per share of mutual funds that do not borrow.

Convertible Securities

A convertible security can be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation dependent upon a market price advance in the convertible security's underlying common stock.

In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). The price of a convertible security is influenced, in part, by the market value of the security's underlying stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Corporate and Other Debt Securities

The Fund may invest in all corporate and other debt obligations of domestic and foreign issuers. Such securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.

Investment grade debt securities are rated within the four highest quality grades as determined by Moody's Investors Service (currently Aaa, Aa, A and Baa for bonds), or Standard & Poor's Ratings Group (currently AAA, AA, A and BBB for bonds), or by another nationally recognized statistical rating organization or, in unrated securities which are, in the opinion of the Adviser, of equivalent quality. Debt rated BB, B, CCC, CC, C and D by S&P's, and debt rated Ba, B, Caa, Ca and C by Moody's, is regarded by the rating agency, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Within this category, BB/Ba indicates the lowest degree of speculation and D/C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by S&P's is the lowest rated debt that is not in default as to principal or interest and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. Debt rated D by S&P's is in payment default. Moody's does not have a D rating. These ratings, however, represent the rating agencies' opinions regarding credit quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

Corporate and other debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). In addition, lower rated or unrated (i.e., high-yield or high risk) securities (commonly referred to as "junk bonds") are more likely to react to developments affecting credit and market risks than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of high-yield securities.

Under adverse economic conditions, there is also a risk that highly leveraged issuers may be unable to service their debt obligations or to repay their obligations upon maturity. During an economic downturn or recession, securities of highly leveraged issuers are more likely to default than securities of higher rated issuers. In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high-yield securities could contract further due to the reluctance of dealers to increase their bond inventory, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Under circumstances where the Fund owns the majority of an issue, market and credit risks may be greater.

You should carefully consider the relative risks of investing in high-yield securities and understand that such securities are not generally meant for short term investing.

Foreign Securities

While the Fund intends to invest primarily in domestic securities, the Fund may invest up to forty percent (40%) of its net assets, in foreign corporate, as well as government, securities, provided the proceeds of such government securities are earmarked for a specific purpose that complies with the investment objectives and policies of the Fund. "Foreign government securities" include debt securities issued or guaranteed, as to payment of principal and interest, by quasi-governmental entities, governmental agencies, supranational entities and other governmental entities (collectively, "Government Entities") of foreign countries denominated in the currencies of such countries or in United States dollars (including debt securities of a Government Entity in any such country denominated in the currency of another such country). Debt securities of "quasi-governmental entities" are issued by entities owned by a national, state, or equivalent government or are obligations of a political unit that are not backed by the national government's "full faith and credit" and general taxing powers. A "supranational entity" is an entity constituted by the national governments of several countries to promote economic development. Examples of such supranational entities include, among others, the Asian Development Bank, the European Investment Bank and the World Bank (International Bank for Reconstruction and Development).

The Fund believes that in many instances such foreign securities may provide higher yields than securities of domestic issuers that have similar maturities and quality. Many of these investments currently enjoy increased liquidity, although under certain market conditions, such securities may be less liquid than the securities of United States corporations, and are certainly less liquid than securities issued or guaranteed by the United States Government, its instrumentalities or agencies.

You should be aware that foreign securities involve certain risks, including political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations. Such securities may be subject to greater fluctuations in price than securities issued by domestic companies or issued or guaranteed by the United States Government, its instrumentalities or agencies. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States, and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation or diplomatic developments which could affect investment in those countries. In the event of a default of any such foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. Foreign currency denominated securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between various currencies. It may not be possible to hedge against the risks of currency fluctuations.

Additional costs could be incurred in connection with any international investment activities engaged in by the Fund. Foreign brokerage commissions are generally higher than United States brokerage commissions. Increased custodian costs as well as administrative difficulties may also be involved. If a security is denominated in a foreign currency, it will be affected by changes in currency exchange rates and in exchange control regulations, and costs may be incurred in connection with conversions between currencies. Such changes also will affect the Fund's income and distributions to shareholders. In addition, although the Fund may receive income in such currencies, the Fund will be required to compute and distribute their income in United States dollars. Therefore, if the exchange rate for any such currency declines after the Fund's income has been accrued and translated into United States dollars, the Fund could be required to liquidate portfolio securities to make such distributions, particularly in instances in which the amount of income the Fund is required to distribute is not immediately reduced by the decline in such currency.

Portfolio Turnover

While as a matter of policy, the Fund will try to limit the turnover of its portfolio, it is possible that, as a result of its investment policies and social criteria or as a result of certain tax measures taken by the Fund, the portfolio turnover rate of the Fund may exceed one hundred percent (100%), although the Fund's portfolio turnover rate is not expected to exceed one hundred fifty percent (150%) except under conditions of extraordinary market turmoil.

High portfolio turnover of over one hundred twenty percent (120%) with respect to the Fund may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income.

Repurchase Agreements

The Fund may enter into repurchase agreements whereby the seller of the security agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The repurchase date is usually within a day or two of the original purchase, although it may extend over a number of months. The Fund's repurchase agreements will be fully collateralized at all times by obligations issued or guaranteed by United States Government agencies and instrumentalities (other than the United States Treasury) in an amount at least equal to the purchase price of the underlying securities (including accrued interest earned thereon). In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.

Securities of Financially and Operationally Troubled Issuers

The Fund may invest in debt or equity securities of financially troubled or bankrupt companies (financially troubled issuers) and in debt or equity securities of companies that in the view of the Adviser are currently undervalued, out-of-favor or price depressed relative to their long-term potential for growth and income (operationally troubled issuers). Although the Fund will invest in select companies that, in the view of the Adviser, have the potential over the long term for capital growth, there can be no assurance that such financially or operationally troubled companies can be successfully transformed into profitable operating companies.

It is anticipated that many of such portfolio investments may not be widely traded and that the Fund's position in such securities may be substantial relative to the market for such securities. As a result, the Fund may experience delays and incur losses and other costs in connection with the sale of its portfolio securities. In addition, securities of financially troubled issuers are more volatile than securities of companies not experiencing financial difficulties. The market prices of such securities are subject to erratic and abrupt market movements and the spread between bid and asked prices may be greater than normally expected. Securities of financially troubled issuers are also more likely to go into default than securities of other issuers during an economic downturn or recession. In addition, the securities of financially and operationally troubled issuers may require the Adviser to participate in bankruptcy proceedings, reorganizations or financial restructurings on behalf of the Fund. To the extent the Fund invests in such securities, it may have a more active participation in the affairs of issuers than is generally assumed by an investor. This may subject the Fund to litigation risks or prevent the Fund from disposing of securities. In a bankruptcy or other proceedings, the Fund as a creditor may be unable to enforce its rights in any collateral or may have its security interest in any collateral challenged, disallowed or subordinated to the claims of the creditors.

United States Government Agency and/or Instrumentality Securities

The Fund may invest in securities issued or guaranteed by United States agencies or instrumentalities, the proceeds of which are earmarked for a specific purpose that complies with the investment objectives and policies of the Fund. These obligations may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality issuing or guaranteeing the obligation does not meet its commitments. Obligations of the Government National Mortgage Association, the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. Securities in which the Fund may invest which are not backed by the full faith and credit of the United States include obligations such as those issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association, the Student Loan Marketing Association and Resolution Funding Corporation, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency. FHLMC investments may include collateralized mortgage obligations.

When-Issued and Delayed Delivery Securities

The Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place a month or more in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. While the Fund will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable.

At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of that Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, the Fund's custodian (the "Custodian"), will maintain, in a segregated account for the Fund, cash or other liquid high-grade debt obligations having a value equal to or greater than the Fund's purchase commitments; the Custodian will likewise segregate securities sold on a delayed delivery basis.

Zero Coupon, Pay-In-Kind or Deferred Payment Securities

The Fund may invest in zero coupon, pay-in-kind or deferred payment securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received annually "phantom income". The Fund accrues income with respect to these securities for federal income tax and accounting purposes prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain a zero coupon security until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals.

There are certain risks related to investing in zero coupon, pay-in-kind and deferred payment securities. These securities generally are more sensitive to movements in interest rates and are less liquid than comparably rated securities paying cash interest at regular intervals. Consequently, such securities may be subject to greater fluctuation in value. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, the Fund's investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund's portfolio. Further, to maintain its qualification for pass-through treatment under the federal tax laws, the Fund is required to distribute income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to the distribution of "phantom income" and the value of the paid-in-kind interest. The required distributions will result in an increase in the Fund's exposure to such securities.

MANAGEMENT, ORGANIZATION AND
CAPITAL STRUCTURE OF THE FUNDS

INCORPORATION

The Fund was incorporated under the laws of the State of Delaware on June 15, 1999. The Fund is registered under the Investment Company Act as an open-end management investment company commonly known as a mutual fund.

DESCRIPTION OF COMMON STOCK

The Fund is currently authorized to issue 50,000,000 shares of capital stock, par value $1.00 per share, which shares are divided into two classes: the Individual Investor Class (which is not offered hereby) and the Institutional Investor Class. Each share, regardless of class, will represent an interest in the same portfolio of investments and will have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions, except that (i) each class of shares will have different class designations; (ii) only the holders of the Individual Investor Class of shares of the Fund will be entitled to vote on matters pertaining to the Individual Investor Class Plan and any related agreements applicable to that class in accordance with the provisions of Rule 12b-1 of the Investment Company Act; and (iii) only the holders of the Institutional Investor Class of shares of the High Yield Fund will be entitled to vote on matters pertaining to the Institutional Investor Class Plan and any related agreements applicable to that class in accordance with the provisions of Rule 12b-1 of the Investment Company Act. In the event of liquidation, each share of stock of the Fund is entitled to its portion of all of the Fund's assets after all debts and expenses of the Fund have been paid. The Fund's shares do not have cumulative voting rights for the election of Directors.

OFFICERS AND DIRECTORS

The Fund's officers conduct and supervise the daily business operations of the Fund. The Fund's Board of Directors oversees the Adviser and decides upon matters of general policy.

The Fund currently pay each of its unaffiliated Directors a fee of $1,000, and each of its affiliated Directors a fee of $300, for attendance at each meeting of the Board of Directors of the Fund, plus reimbursement for travel expenses incurred in connection with attending such meetings. In addition, the Fund pays $500 to each of its members of the Audit Committee for attendance at each meeting of the Audit Committee, plus reimbursement for travel expenses incurred in connection with attending such meetings.

ADVISER

PAX WORLD MANAGEMENT CORP.

Pax World Management Corp., 222 State Street, Portsmouth, NH 03801-3853 (the "Adviser"), is the adviser to the Fund. It was incorporated in 1970 under the laws of the State of Delaware and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Pursuant to the terms of an Advisory Agreement entered into between the Adviser and the Fund (the "Advisory Agreement"), the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for managing the assets of the Fund in accordance with the Fund's investment objectives, investment programs and policies. As of December 31, 2002, the Adviser had $1.2 billion in assets under management by virtue of serving as the adviser to the Balanced, Growth, High Yield and Money Market Funds. The Adviser currently manages investments for clients other than the Balanced, Growth, High Yield and Money Market Funds, and may continue to do so in the future.

Pursuant to the terms of the Advisory Agreement between the Adviser and the Fund, the Adviser will be compensated for its services as follows: in the event that the average daily net assets of the Fund are less than $5,000,000, the Adviser will be compensated by the Fund for its services at an annual rate of $25,000; in the event that the average daily net assets of the Fund are equal to or in excess of $5,000,000, the Adviser will be compensated by the Fund for its services at an annual rate of one percent (1%) of average daily net assets up to and including $25,000,000 and three-quarters of one percent (.75%) of average daily net assets in excess of $25,000,000. The aggregate fees incurred by the Fund and payable to the Adviser for the most recent fiscal year were $183,233. Prospective investors should note, however, that the Adviser agreed to reimburse the Fund for certain expenses incurred by it during the most recent fiscal year (including management fees, but excluding custodian expense offset fees) that exceeded, on a per annum basis, 1.5% of the average daily net asset value of the Individual Investor Class of shares of the Fund (which is not offered hereby) for such fiscal year.

The Adviser has agreed to supply and pay for such services as are deemed by the Board of Directors of the Fund to be necessary or desirable and proper for the continuous operations of the Fund (excluding all taxes and charges of governmental agencies and brokerage commissions incurred in connection with portfolio transactions) with respect to the Individual Investor Class of shares of the Fund and the Institutional Investor Class of shares of the Fund that exceed, on a per annum basis, 1.50% and 0.99% of the average daily net asset value of such classes, respectively, per annum. Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Directors; (iii) the fees of the Fund's custodian and transfer agent; (iv) the fees of the Fund's legal counsel and independent accountants; (v) the reimbursement of organizational expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders' and Board of Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders. The Adviser supplied and assumed a total of $167,423 of such services relating to the Individual Investor Class of shares of the Fund (which is not offered hereby) for the most recent fiscal year. In addition, the Adviser has agreed to waive its compensation from the Fund to the extent necessary to offset the amount of the advisory fees payable by the Money Market Fund to the Adviser with respect to any assets of the Fund that are invested in the Money Market Fund.

MR. THOMAS W. GRANT, the President of the Adviser, is also the President of H.
G. Wellington & Co., Inc., the Fund's distributor and a brokerage firm that the Fund may use to execute brokerage transactions ("H. G. Wellington"), and has been associated with that firm since 1991. Mr. Grant served previously with the firm of Fahnestock & Co. for twenty-six years as a partner, managing director and senior officer. His duties encompassed branch office management, corporate finance, syndications and municipal and corporate bonds. Mr. Grant serves as a member of the Board of Directors of the each of the Balanced, Growth and High Yield Funds.

MR. LAURENCE A. SHADEK, the Chairman of the Board of Directors of the Adviser, is also an Executive Vice-President of H. G. Wellington and, together with members of his family, owns a twenty-five and seven one hundredths percent (25.07%) interest in H.G. Wellington. Mr. Shadek has been associated with that firm since March 1986. He was previously associated with Stillman, Maynard & Co., where he was a general partner. Mr. Shadek's investment experience includes twelve years as a limited partner and Account Executive with the firm Moore & Schley. Mr. Shadek serves as the Chairman of the Board of Directors of each of the Balanced, Growth and High Yield Funds.

PORTFOLIO MANAGER

MS. DIANE KEEFE is the Portfolio Manager of the Fund and, as such, is the person responsible for the day-to-day management of the Fund's portfolios.

Ms. Keefe received her Bachelor of Arts degree in Political Economy from Wellesley College and a Masters of Business Administration in Finance from Columbia University Graduate School of Business. From 1984 to 1985, Ms. Keefe was an Associate in the Municipal Investment Banking Division of PaineWebber, Inc. In 1986, Ms. Keefe became a Vice President of Oppenheimer Government Securities, Inc. and in 1987 became a Vice President of Dillon, Read & Co. where she was engaged in the institutional sales of mortgage backed securities until 1988 and specialized in the institutional sales of preferred stock and provided advice with respect to bond and preferred stock repurchase programs until 1989. Prior to joining the Adviser in 1999, Ms. Keefe was a Senior Vice President in the Taxable Fixed Income Department of Dillon, Read & Co., Inc. specializing in high yield securities from 1989 until its merger with Swiss Bank Corp. in September 1998, at which time Ms. Keefe was appointed as a Director in the Rates Division of Swiss Bank Corp. Ms. Keefe is a Chartered Financial Analyst and a member of the New York Society of Securities Analysts and the Association of Investment Management and Research. In addition, Ms. Keefe has served on the Co-op America Board of Directors for over 10 years and has served as its Chairperson since 1998. Ms. Keefe is also a member of the Peace and Service Committee of the Wilton, Connecticut Monthly Meeting, Religious Society of Friends (Quakers) and a member of the Board of Directors of the Norwalk, Connecticut Land Trust. Since 2001, Ms. Keefe has served as a Trustee of the New York Yearly Meeting, Religious Society of Friends (Quakers).

The Adviser is responsible for decisions to buy and sell securities for the Fund and the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In placing orders for portfolio securities of the Fund, the Fund is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, the Fund will consider the research and investment services provided by brokers and dealers who effect or are parties to portfolio transactions of the Fund. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, H. G. Wellington and its affiliates.

DISTRIBUTION

The Fund maintains a distribution expense plan relating to the Fund's Individual Investor Class of shares (which is not offered hereby) (the "Individual Investor Class Plan") and the Fund's Institutional Investor Class of shares (the "Institutional Investor Class Plan") (collectively, the "Plans") pursuant to Rule 12b-1 under the Investment Company Act that allows the Fund to pay distribution and other fees for the sale and distribution of the Fund's shares and for services provided to the Fund's shareholders. Such expenses include (but are not limited to) advertising, compensation of underwriters, dealers and sales personnel, and the printing and mailing of sales literature. Because these expenses are paid out of the Fund's assets on an on-going basis, over time these expenses will increase the cost of your investment and may cost you more than paying other types of sales charges. The Plans provide that the Fund may pay to one or more of its 12b-1 distributors (i) individually or in the aggregate, up to twenty-five hundredths of one percent (.25%) per annum of its average daily net assets for personal service and/or the maintenance of shareholder accounts as defined by Rule 2830 of the National Association of Securities Dealers Rules of Conduct (the "Shareholder Servicing Fee"), and (ii) total distribution fees (including the Shareholder Servicing Fee of .25 of 1%) of up to thirty-five hundredths of one percent (.35%) of the average daily net assets of each of the Fund's Individual Investor Class and Institutional Investor Class of shares. Amounts incurred by the Fund under the Individual Investor Class Plan with respect to the Fund's Individual Investor Class of shares (which is not offered by this Prospectus) for advertising, printing, postage and sales expenses (travel, telephone, and sales literature) for the most recent fiscal year totaled $60,879, of which $12,260 was assumed by the Adviser leaving a net of $48,619 which was paid by the Fund.

The Institutional Investor Class Plan may be terminated at any time, without penalty, by (i) the vote of a majority of the members of the Board of Directors of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan or (ii) the vote of the holders of a majority of the outstanding shares of the Fund's Institutional Investor Class of shares. If the Institutional Investor Class Plan is terminated, the payment of fees to third parties under that Plan would be discontinued.

Pursuant to the Plans, the Fund has entered into a distribution agreement with
H. G. Wellington (the "Distribution Agreements"). Under the Distribution Agreement, H. G. Wellington serves as distributor of the Fund's shares, and for nominal consideration and as agent for the Fund, solicits orders for the purchase of Fund shares; it being understood, however, that orders are not binding on the Fund until accepted by the Fund as principal.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

STATE STREET BANK AND TRUST COMPANY, 225 Franklin Street, Boston, MA 02110 ("State Street"), serves as the custodian for the Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund. PFPC, INC., 760 Moore Road, King of Prussia, PA 19406-1212 (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Fund and in that capacity maintains certain books and records for the Fund. Shareholder inquiries relating to a shareholder account should be directed by writing to Pax World Funds, P.O. Box 9824, Providence, RI 02940-8024 or by telephoning Pax World (toll-free) at 800-372-7827, Monday through Friday (except holidays), between the hours of 8:00 A.M. and 6:00 P.M., Eastern Time.

SHAREHOLDER MEETINGS

The Fund intends to hold annual meetings of shareholders for the election of directors, ratification of the selection by the Board of Directors of the independent public accountants for the Fund, and such other matters as may properly come before such meetings. Shareholders will be notified by mail of the date, time and place of each annual meeting.

HOW YOUR SHARE PRICE (NAV) IS DETERMINED

The net asset value per share or "NAV" for each class of the Fund's shares is determined by subtracting the Fund's liabilities applicable to such class from the value of the Fund's assets applicable to such class and dividing the remainder by the number of outstanding shares of such class. The Fund's portfolio securities are valued on the basis of market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Board of Directors of the Fund. For valuation purposes, quotations of foreign securities in a foreign currency are converted to United States dollar equivalents.

The Board of Directors of the Fund has fixed the specific time of day for the computation of the Fund's NAV to be as of 4:00 P.M., Eastern Time. The Fund will compute its NAV once daily on days that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem shares have been received by the Fund or days on which changes in the value of the Fund's portfolio securities do not materially affect the NAV. The New York Stock Exchange is closed on the following holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

SHAREHOLDER GUIDE

HOW TO PURCHASE SHARES

IN GENERAL

Shares of the Fund are offered for sale on a continuous basis at the NAV.

     o The MINIMUM INITIAL INVESTMENT is $250,000.00 (although the Fund reserves the right, at its discretion, to accept minimum initial investments of less than $250,000.00);

     o The MINIMUM SUBSEQUENT INVESTMENT is $1,000.00 (although the Fund reserves the right, at its discretion, to accept minimum subsequent investments of less than $1,000.00);

If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the New York Stock Exchange (currently 4:00 P.M., Eastern Time) on a business day, Fund shares will be purchased at the NAV determined as of the close of trading on the floor of the New York Stock Exchange on that day; otherwise, Fund shares will be purchased at the NAV determined as of the close of trading on the floor of the New York Stock Exchange on the next business day (except where shares are purchased through certain financial institutions that have entered into agreements with the Fund as provided below).

Orders for the purchase of Fund shares received, by certain financial institutions that have entered into agreements with the Fund, by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by 8:00 P.M., Eastern time (or, due to unforeseen circumstances, by 9:30 A.M., Eastern time, on the following business day) will be based on the NAV, determined as of the close of trading on the floor of the New York Stock Exchange on the day that such order was received by such financial institution. Otherwise, the orders will be based on the next determined NAV. It is the financial institution's responsibility to transmit orders so that they will be received by the Transfer Agent or such other entity on a timely basis.

The Fund does not issue stock certificates.

The Fund reserves the right to reject any purchase order (including an exchange) or to suspend or modify the continuous offering of its shares. In addition, the Fund requires certain information from you that will be used to verify your identity. If you do not provide the requested information or we are unable to verify your identity based upon such information, we reserve the right to refuse to open an account in your name. The Fund also reserves the right to close an account for any lawful reason, including but not limited to, reasonable suspicion of fraud or other illegal activity in connection with the account, or to take such other steps as the Fund deems reasonable.

Some prospective purchasers of Fund shares may be effecting transactions through a securities broker-dealer, and may be charged transaction and other fees and charges, including postage and handling charges, by such broker-dealer. Such transaction and other fees and charges would not be incurred if such purchase transactions were made directly with the Fund.

INITIAL PURCHASES OF SHARES

INVESTING BY MAIL [GRAPHIC OMITTED]

To purchase shares of the Fund, complete and sign the "New Account Application" enclosed with this Prospectus, and send the application, together with a check made payable to "Pax World Funds":

                  by regular mail to:

                           Pax World Funds
                           P.O. Box 9824
                           Providence, RI 02940-8024

                  or, by overnight delivery, to:

                           Pax World Funds
                           c/o PFPC, Inc.
                           760 Moore Road
                           King of Prussia, PA  19406-1212
                           Telephone:  800-372-7827.

PLEASE NOTE THAT PAX WORLD CANNOT ACCEPT THIRD-PARTY CHECKS.

Purchases without full payment will not be processed until payment is received. A confirmation of the purchase will be issued to you showing the account number and number of shares owned by you and your ownership of shares shall be recorded on the books of the Transfer Agent in an account under your name. Shareholders who wish to register their account in the name of a beneficiary for the purposes of transferring their account upon their death may do so subject to the following understanding: the laws of the state listed as the shareholder's address at the time of registration shall govern such transfer if such state has adopted the Uniform Transfer on Death Securities Registration Act; otherwise the Uniform Transfer on Death Securities Registration Act, as adopted by the State of Delaware, shall apply. To request a Transfer on Death Form, please call Pax World at 800-767-1729, Monday through Friday (except holidays), between the hours of 9:00 A.M. and 8:00 P.M., Eastern Time, or download the form from the Pax World website at www.paxworld.com.

SUBSEQUENT PURCHASES OF SHARES

INVESTING BY MAIL [GRAPHIC OMITTED]

You may add to your investment in the Fund by sending a check made payable to "Pax World Funds", with your account number on the memo line, to one of the addresses listed above. Please note that shares purchased by check are not immediately available for redemption. See "How to Sell Your Shares" below for more information.

INVESTING BY TELEPHONE [GRAPHIC OMITTED]

In order to purchase additional shares of the Fund by telephone, you must:

     o authorize telephone purchases and provide bank information for electronic (ACH) transfers on your initial application form or an Optional Account Services form; the Optional Account Services form is available online at www.paxworld.com or may be requested by calling Pax World (toll-free) at 800-767-1729; and then

     o telephone Pax World (toll-free) at 800-372-7827, Monday through Friday (except holidays), between the hours of 8:00 A.M. and 6:00 P.M., Eastern Time.

For your protection and to prevent fraudulent purchases, your telephone call may be recorded and you will be asked to verify your account information. A written confirmation of the purchase transaction will be sent to you. NEITHER THE FUND NOR ITS AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES. All purchases will be made on the basis of the NAV of the Fund next determined after the order is received.

In periods of severe market or economic conditions, the telephone purchase of shares may be difficult to implement and you should make purchases by mail by writing to the Transfer Agent at the address noted above.

The Fund may accept telephone orders from broker-dealers that have been previously approved by the Fund by telephoning (toll-free) 800-635-1404. It is the responsibility of such broker-dealers to promptly forward purchase orders and payments for such orders to the Funds.

The Fund reserves the right to cancel any purchase order for which payment has not been received by the next business day following the date on which the order is received. Please note that shares purchased by electronic (ACH) transfer are not immediately available for redemption. See "How to Sell Your Shares" for more information.

INVESTING BY WIRE TRANSFER [GRAPHIC OMITTED]

In order to purchase additional shares of the Fund by wire transfer, you must:

     o telephone Pax World (toll-free) at 800-372-7827 (individual shareholders) or 800-635-1404 (broker/dealers) to advise us that you would like to purchase shares of the Fund by wire transfer; and then

     o  instruct your bank to transfer funds by wire to the following account:

      Bank Name:       PNC Bank, Philadelphia, PA
      ABA Number:      031-0000-53
      Account Name:    Pax World Funds
      Account No.:     85-5100-7715

      Further Credit:  Pax World High Yield Fund - Institutional Investor Class,
                       Name of Shareholder and Account Number

If you arrange for receipt by Pax World of federal funds prior to 4:00 P.M., Eastern Time, on a business day, you may purchase Fund shares as of that day.

INVESTING ONLINE  [GRAPHIC OMITTED]

In order to purchase shares of the Fund online, you must:

     o authorize telephone / online purchases and provide bank information for electronic (ACH) transfers on your initial application form or an Optional Account Services form; the Optional Account Services form is available online at www.paxworld.com or may be requested by calling Pax World (toll-free) at 800-767-1729; and then

     o telephone Pax World (toll-free) at 800-372-7827, Monday through Friday (except holidays), between the hours of 8:00 A.M. and 6:00 P.M., Eastern Time, to activate your Online Account Access and to request a Personal Identification Number (PIN); and then

     o go to www.paxworld.com, use your Social Security Number and PIN to access your account, and follow the on-screen instructions to purchase shares.

A written confirmation of the purchase transaction will be sent to you by mail. NEITHER THE FUND NOR ITS AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES. All purchases will be made on the basis of the NAVs of the Fund next determined after the order is received.

At times, the online purchase of shares may be difficult or even impossible to implement due to technical difficulties; in such event, you should make purchases by mail by writing to the Transfer Agent at the address noted above.

The Fund reserves the right to cancel any purchase order for which payment has not been received by the next business day following the date on which the order is received. Please note that shares purchased by electronic (ACH) transfer are not immediately available for redemption. See "How to Sell Your Shares" for more information.

HOW TO SELL YOUR SHARES

IN GENERAL

You can redeem (sell) shares of the Fund at any time for cash at the NAV per share next determined after the Transfer Agent receives your written redemption request in proper form.

Payment for shares presented for redemption will be made by check, electronic
(ACH) transfer or wire transfer within seven (7) days after receipt by the Transfer Agent of the redemption request except as indicated below. Such payment may be postponed or the right of redemption suspended at times (i) when the New York Stock Exchange is closed for other than customary weekends and holidays,
(ii) when trading on such Exchange is restricted, (iii) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iv) during any other period when the Securities and Exchange Commission (the "SEC"), by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (ii), (iii) or (iv) exist. The Fund charges a fee of $10.00 for each outgoing wire transfer.

Shares purchased by check are held in escrow by the Transfer Agent for up to fifteen (15) days from the time the Transfer Agent receives your check and shares purchased by electronic (ACH) transfer are held in escrow by the Transfer Agent for up to ten (10) days from the time the Transfer Agent receives your purchase order in order to permit the Transfer Agent to verify receipt by the Transfer Agent of payment for such shares. Payment for redemption of shares recently purchased by check or electronic (ACH) transfer, therefore, will be delayed until the Transfer Agent has confirmed receipt of payment for such shares. Such delay may be avoided, however, by purchasing shares by wire or by certified or official bank check.

REDEMPTIONS BY WRITTEN REQUEST  [GRAPHIC OMITTED]

You may request a redemption of up to $50,000 of your shares by a written request for redemption signed by all of the account owners exactly as their names appear on the account. If a corporation, partnership, trust or fiduciary requests redemption, written evidence of authority acceptable to the Transfer Agent must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be directed to the Transfer Agent:

         by regular mail to:

                  Pax World Funds
                  P.O. Box 9824
                  Providence, RI  02940-8024
         or, by overnight delivery, to:

                  Pax World Funds
                  c/o PFPC, Inc.
                  760 Moore Road
                  King of Prussia, PA  19406-1212
                  Telephone: 800-372-7827

REDEMPTIONS BY TELEPHONE  [GRAPHIC OMITTED]

Redemptions by telephone must be in amounts of at least $1,000.00 and may not be for more than $50,000.00 in the aggregate in any thirty (30) day period. In addition, the proceeds from a telephone redemption may be paid only to the owner(s) of record and may be sent only to the address of record or a pre-authorized bank account, and cannot be made within thirty (30) days after the Transfer Agent has been notified of an address change. If there are multiple owners of record, the Transfer Agent may rely upon the instructions of only one owner of record.

In order to redeem shares by telephone, you must:

     o authorize telephone redemptions on your initial application form or an Optional Account Services form; the Optional Account Services form is available online at www.paxworld.com or may be requested by calling Pax World (toll-free) at 800-767-1729; and then

     o telephone Pax World (toll-free) at 800-372-7827, Monday through Friday (except holidays), between the hours of 8:00 A.M. and 6:00 P.M., Eastern Time, to request a telephone redemption of shares.

For your protection and to prevent fraudulent redemptions, your telephone call may be recorded and you will be asked to verify your account information. A written confirmation of the redemption transaction will be sent to you. NEITHER THE FUND NOR ITS AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES.

ONLINE REDEMPTIONS  [GRAPHIC OMITTED]

Each online redemption may not be for more than $50,000. In addition, the proceeds from an online redemption may be paid only to the owner(s) of record and may be sent only to the address of record or a pre-authorized bank account, and cannot be made within thirty (30) days after the Transfer Agent has been notified of an address change. If there are multiple owners of record, the Transfer Agent may rely upon the instructions of only one owner of record.

In order to redeem shares online, you must:

     o authorize telephone / online redemptions on your initial application form or an Optional Account Services form; the Optional Account Services form is available online at www.paxworld.com or may be requested by calling Pax World (toll-free) at 800-767-1729; and then

     o telephone Pax World (toll-free) at 800-372-7827, Monday through Friday (except holidays), between the hours of 8:00 A.M. and 6:00 P.M., Eastern Time, to activate your Online Account Access and to request a Personal Identification Number (PIN); and then

     o go to www.paxworld.com, using your Social Security Number and PIN to access your account, and follow the on-screen instructions to redeem shares.

At times, the online redemption of shares may be difficult or even impossible to implement due to technical difficulties; in such event, you should make redemptions by mail by writing to the Transfer Agent at the address noted above.

A written confirmation of the redemption transaction will be sent to you by mail. NEITHER THE FUND NOR ITS AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES.

INVOLUNTARY REDEMPTIONS

In order to reduce Fund expenses, the Fund reserves the right to transfer to and convert into shares of the Individual Investor Class any or all shares of the Institutional Investor Class held by any shareholder in any account that has a balance of less than $250,000. The Fund will give any such shareholder sixty
(60) days' prior written notice in which to purchase sufficient additional shares of the Institutional Investor Class of shares to avoid such transfer and conversion.

WAIVER OF HIGH YIELD FUND SALES CHARGES

Shares of the Fund may be sold at NAV, without payment of a contingent deferred sales charge, by (i) any pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code, IRAs, Coverdell Education Savings Accounts, Roth IRAs, SIMPLE IRAs, Simplified Employee Pension/ IRA plans and retirement and deferred compensation and annuity plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts";
(ii) trustees, officers, directors, employees (including retirees) and sales representatives of the Fund, the Adviser or certain affiliated companies, for themselves, their spouses and their dependent children; (iii) registered representatives and employees of broker-dealers having selling group agreements with the Fund, for themselves, their spouses and their dependent children; (iv) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent, or (v) at the discretion of the Board of Directors of the Fund.

You must notify the Transfer Agent that you are entitled to the reduction or waiver of the sales charge at the time you request your redemption. The reduction or waiver will be granted subject to confirmation of your entitlement.

HOW TO EXCHANGE YOUR SHARES

IN GENERAL

As a Pax World shareholder, you may exchange your shares of the Fund's Institutional Investor Class for shares of any other class of the Balanced, Growth, High Yield or Money Market Fund, subject to the minimum investment requirement of such classes and/or funds and such Fund's anti-"market-timing" policy described below. An exchange will be treated as a redemption and purchase for tax purposes and any gain on such transaction may be subject to federal income tax. All exchanges will be made on the basis of the relative NAV of the classes and/or funds next determined after the request is received in good order. The exchange privilege is available only in states where the exchange may legally be made and only between accounts that are registered in the same name(s). In addition, each Fund reserves the right to suspend exchange privileges on any account that appears to be practicing "market-timing". Excessive trading can disrupt effective management of the Funds' portfolios, potentially lowering the Funds' performance. Pax World expects that this exchange privilege will be applicable to each new Pax World mutual fund.

EXCHANGES BY WRITTEN REQUEST  [GRAPHIC OMITTED]

You may exchange your shares of the Fund:

         by regular mail, by writing to:

                  Pax World Funds
                  P.O. Box 9824
                  Providence, RI  02940-8024

         or, by overnight delivery, by writing to:

                  Pax World Funds
                  c/o PFPC, Inc.
                  760 Moore Road
                  King of Prussia, PA  19406-1212
                  Telephone:  800-372-7827.

To exchange shares for which you hold certificates, you must sign your certificates in the name(s) shown on the face of the certificates and return them to Pax World at the address noted above.

EXCHANGES BY TELEPHONE  [GRAPHIC OMITTED]

To exchange shares by telephone, you must:

     o authorize telephone exchanges on your initial application form or an Optional Account Services form; the Optional Account Services form is available online at www.paxworld.com or may be requested by calling Pax World (toll-free) at 800-767-1729; and then

     o telephone Pax World (toll-free) at 800-372-7827, Monday through Friday (except holidays), between the hours of 8:00 A.M. and 6:00 P.M., Eastern Time, to request an exchange of shares between accounts that are registered in the same names.

PLEASE NOTE THAT THIS ACCOUNT OPTION IS NOT AVAILABLE WITH RESPECT TO SHARES OF ANY PAX WORLD FUND THAT ARE HELD IN CERTIFICATE FORM.

For your protection and to prevent fraudulent exchanges, your telephone call may be recorded and you will be asked to verify your account information. A written confirmation of the exchange transaction will be sent to you. NEITHER THE FUND NOR ITS AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES.

In periods of severe market or economic conditions, the telephone exchange of shares may be difficult to implement and you should make exchanges by mail by writing to Pax World at one of the addresses noted above.

ONLINE EXCHANGES  [GRAPHIC OMITTED]

To exchange shares online, you must:

     o authorize telephone / online exchanges on your initial application form or an Optional Account Services form; the Optional Account Services form is available online at www.paxworld.com or may be requested by calling Pax World (toll-free) at 800-767-1729; and then

     o telephone Pax World (toll-free) at 800-372-7827, Monday through Friday (except holidays), between the hours of 8:00 A.M. and 6:00 P.M., Eastern Time, to activate your Online Account Access and to request a Personal Identification Number (PIN); and then

     o go to www.paxworld.com, using your Social Security Number and PIN to access your account, and follow the on-screen instructions to exchange shares.

PLEASE NOTE THAT THIS ACCOUNT OPTION IS NOT AVAILABLE WITH RESPECT TO SHARES OF ANY PAX WORLD FUND THAT ARE HELD IN CERTIFICATE FORM.

At times, the online exchange of shares may be difficult or even impossible to implement due to technical difficulties; in such event, you should make exchanges by mail by writing to the Transfer Agent at the address noted above.

A written confirmation of the exchange transaction will be sent to you by mail. NEITHER THE FUND NOR ITS AGENT WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES.

TAXES, DIVIDENDS AND DISTRIBUTIONS

TAXATION OF THE FUND

The Fund is qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Accordingly, the Fund will not be subject to federal income taxes on the net investment income and capital gains, if any, that they distribute to you. To qualify as a regulated investment company, the Fund must meet certain complex tests concerning its investments and distributions. For each year in which the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on income distributed to its shareholders in the form of dividends or capital gains distributions. Additionally, the Fund will not be subject to a federal excise tax if the Fund distributes at least 98% of its ordinary income and 98% of its capital gain income.

TAXATION OF SHAREHOLDERS

The purchase of shares in the Fund will be the purchase of an asset and your basis for those shares will be the cost of such shares, including any fees or expenses. The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between your tax basis for such shares and the proceeds received on such sale. The exchange of shares of the Fund for shares of another class and/or Pax World Fund, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Internal Revenue Code.

All dividends out of net investment income, together with distributions of net short-term capital gains, will be taxable as ordinary income to you whether or not reinvested. Any net long-term capital gains distributed to you will be taxable as such to you, whether or not reinvested and regardless of the length of time you owned your shares. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive cash or additional shares. A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if he or she had received and reinvested the cash dividend.

Any gain or loss realized upon a sale or redemption of shares by you (provided you are not a dealer in securities) will be treated as long-term capital gain or loss if the shares have been held more than twelve (12) months - otherwise as short-term capital gain or loss. Any such loss, however, on shares that are held for six (6) months or less, will be treated as a long-term capital loss to the extent of any capital gain distributions received by you.

WITHHOLDING TAXES

Under United States Treasury Regulations, the Fund is required by federal law to withhold and remit to the United States Treasury a percentage of dividend, capital gain income and redemption proceeds, payable on the accounts of those shareholders who fail to furnish their tax identification numbers on IRS Form W-9 (or the appropriate IRS Form W-8 in the case of certain foreign shareholders) with the required certifications regarding the shareholder's status under the federal income tax law. In connection with this withholding requirement, therefore, you will be asked to certify on the Fund's application that the Social Security or tax identification number provided is correct and that you are not subject to back-up withholding for previously underreporting to the Internal Revenue Service.

Foreign shareholders may be subject to special withholding requirements and should consult their tax advisers about the federal, state and local tax consequences in their particular circumstances.

You are urged to consult your own tax adviser regarding specific questions as to federal, state or local taxes.

DIVIDENDS AND DISTRIBUTIONS

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, the amount and timing of any such dividend or distribution depends on the realization by the Fund of income and capital gains from investments. In this regard, you should note that there is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

The Fund expects to pay dividends on net investment income, if any, monthly and to make distributions of any capital gains in excess of net capital losses at least annually. Dividends and distributions, if any, will be paid in additional Fund shares based on the NAV at the close of business on the record date. All dividends and distributions, if any, will be automatically reinvested in additional full and fractional shares of the Fund at the NAV prevailing at the close of business on the payment date. If you do not want to receive your dividends and distributions in additional shares, please advise the Transfer Agent at least five (5) days prior to the record date that you would like to either receive (i) your dividends in cash and distributions in additional shares, (ii) your dividends in additional shares and distributions in cash, or
(iii) your dividends and distributions in cash. Send your written request to the Transfer Agent by regular mail to Pax World Funds, P.O. Box 9824, Providence, RI 02940-8024 or, by overnight delivery, to Pax World Funds, c/o PFPC, Inc., 760 Moore Road, King of Prussia, PA 19406-1212 (Telephone: 800-372-7827).

Stock certificates will not be physically issued on reinvestment of such dividends and distributions, but a record of the shares purchased will be added to your account and a confirmation of such reinvestment will be sent to you by the Transfer Agent. In addition, the Fund will notify its shareholders after the close of its taxable year of both the dollar amount and the taxable status of that year's dividends and distributions on a per share basis.

When the Fund goes "ex-dividend", its NAV is reduced by the amount of the dividend or distribution. If you buy shares just prior to an ex-dividend date, the price you pay will include the dividend or distribution and a portion of your investment will be returned to you as a taxable distribution. You should, therefore, consider the timing of dividends when making your purchases.

IMPORTANT NOTE REGARDING "LOST SHAREHOLDERS"

The Fund reserves the right to change the dividend and distribution payment option on your account to "reinvest" if mail sent to the address on your account is returned by the post office as "undeliverable" and you have elected to have your account dividends and/or distributions paid in cash. In such event, the Fund would then purchase additional Fund shares with any dividend or distribution payments that are "undeliverable". In order to change the option back to "cash", you would need to send the Transfer Agent written instructions as described above.

SHAREHOLDER SERVICES

Pax World offers the following special programs:

ONLINE ACCOUNT ACCESS.
For your convenience, Pax World offers Online Account Access. Using your Social Security number and PIN (personal identification number), you can access your Pax World account online, 24 hours a day / 7 days a week, to review your account balances or histories; purchase or redeem Fund shares; or make exchanges between different Pax World Funds. To register for a PIN and to obtain additional information about investing online, call Pax World (toll-free) at 800-372-7827.

AUTOMATIC INVESTMENT PLAN.
Under the Pax World Automatic Investment Plan, you may make regular monthly or quarterly purchases of Fund shares via an automatic debit to a bank account. For additional information about this service, you may contact Pax World (toll-free) at 800-372-7827 between the hours of 8:00 A.M. and 6:00 P.M., Eastern Time, or visit the Pax World website at www.paxworld.com.

TAX-DEFERRED RETIREMENT PLANS.
Various tax-deferred retirement plans and accounts, including IRAs, Coverdell Education Savings Accounts, Roth IRAs, SIMPLE IRAs, SEP (Simplified Employee Pension) IRA plans and "tax-sheltered accounts" under Section 403(b)(7) of the Internal Revenue Code, are available through Pax World. Information regarding the establishment and administration of these plans, custodial fees and other details is available from Pax World. If you are considering adopting such a plan, you should consult with your own legal or tax adviser with respect to the establishment and maintenance of such a plan.

VOLUNTARY WITHDRAWAL PLAN.
A voluntary, systematic withdrawal plan is available to shareholders with account balances of $10,000 or more, which provides for monthly, bi-monthly, quarterly or semi-annual checks.

REPORTS TO SHAREHOLDERS.
Pax World will send you semi-annual and annual reports. You may elect to have your reports delivered to you via e-mail by enrolling in Pax World's electronic document delivery service, which is available through the Pax World website at www.paxworld.com. The financial statements appearing in annual reports are audited by independent accountants.

The SEC permits the delivery of a single set of semi-annual and annual reports to any household at which two or more shareholders reside, if the shareholders consent. This procedure, referred to as householding, reduces the volume of duplicate information you receive, as well as the Fund's expenses. If you prefer to receive separate copies of the Fund's annual reports, either now or in the future, Pax World will promptly deliver, upon your written or oral request, a separate copy of the semi-annual and annual reports, as requested, to any shareholder at such shareholder's address to which a single copy was delivered. Notice should be given by writing to Pax World at 222 State Street, Portsmouth, NH 03801-3853, telephoning Pax World (toll free) at 1-800-767-1729 or visiting Pax World's web site at www.paxworld.com. If you are currently a shareholder of any Fund sharing an address with another shareholder of that Fund and wish to have only one semi-annual or annual report delivered to your household in the future, please contact us at the same address, telephone number or website.

SHAREHOLDER INQUIRIES.

Inquiries should be directed in writing by regular mail to Pax World Funds, P.O. Box 9824, Providence, RI 02940-8024, by overnight delivery, to Pax World Funds, c/o PFPC, Inc., 760 Moore Road, King of Prussia, PA 19406-1212 (Telephone:
800-372-7827), or by telephone (toll-free) at 800-372-7827 (or from outside the United States (collect) at 610-312-5581).

PRIVACY POLICY AND PRACTICES NOTICE

The Pax World Funds and Pax World Management Corp. recognize the importance of protecting your personal and financial information. We are therefore sending you this notice to inform you of our privacy policy:

     1. We collect personal information about you to conduct business operations, provide customer service, offer new products, and satisfy legal and regulatory requirements. The nonpublic personal information that we collect about you may include such items as your name, address, social security or taxpayer identification number, telephone number and e-mail address, as well as your account numbers, account balances and account activity.

     2. We collect such information from the following sources: account applications and other forms; correspondence, either written , telephonic or electronic; your use of the Pax World website (such as that provided through online forms and online information-collecting devices known as "cookies"). We do not, however, use "cookies" to retrieve information from a visitor's computer that was not originally sent in a "cookie"; and account history.

     3. We do not disclose any nonpublic personal information about you to anyone, except as disclosed in item 4, below, or as otherwise required or permitted by law.

     4. We may disclose any or all of the nonpublic personal information that we collect about you with our affiliates and third parties that we hire to help us provide products and services to you, such as our broker/dealers, custodians, transfer agents, accountants and attorneys. In addition, we may from time to time distribute information to you on behalf of Pax World Service, a not-for-profit organization that initiates and supports projects encouraging international understanding, reconciliation and sustainable economic development on behalf of world peace and the world's poor. Pax World Service reimburses us for out-of-pocket costs incurred in connection with distributing such information.

     5. We restrict access to nonpublic personal information about you to those employees who need to know that information in order to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

PAX WORLD
ETHICAL INVESTING


INVESTMENT ADVISER
Pax World Management Corp.
222 State Street
Portsmouth, NH  03801-3853

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC, Inc.
P.O. Box 9824
Providence, RI  02940-8024

GENERAL COUNSEL
Kurzman Karelsen & Frank, LLP
230 Park Avenue
New York, NY  10169

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA  02116

PAX WORLD
222 State Street
Portsmouth, NH 03801-3853
[GRAPHIC OMITTED]  800-767-1729
WEB  www.paxworld.com
EMAIL  info@paxworld.com

For general Fund information:
[GRAPHIC OMITTED]  800-767-1729

For shareholder account information:
[GRAPHIC OMITTED]  800-372-7827

For broker services:
[GRAPHIC OMITTED]  800-635-1404

Address all account inquiries to:
Pax World
P.O. Box 9824
Providence, RI  02940-8024



[GRAPHIC OMITTED]  printed in USA on recycled paper


Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") in a Statement of Additional Information dated the date hereof, and in the Fund's annual and semi-annual reports to shareholders, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to Pax World at the address or telephone number noted above, or by visiting Pax World's web site at www.paxworld.com. In addition, you will find in the Fund's annual reports a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Information about the Fund (including the Statement of Additional Information, the Fund's annual and semi-annual reports to shareholders, and other reports and information regarding the Fund) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Such Statement of Additional Information and other reports and information are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of that information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act file no.: 811-09419.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                                           PAX WORLD BALANCED FUND, INC. (PAXWX)
                                             PAX WORLD GROWTH FUND, INC. (PXWGX)
             PAX WORLD HIGH YIELD FUND, INC. - Individual Investor Class (PAXHX)
                  PAX WORLD HIGH YIELD FUND, INC. - Institutional Investor Class
                                             Statement of Additional Information



                          PAX WORLD BALANCED FUND, INC.

                           PAX WORLD GROWTH FUND, INC.

                         PAX WORLD HIGH YIELD FUND, INC.
                            Individual Investor Class
                          Institutional Investor Class


                   222 STATE STREET, PORTSMOUTH, NH 03801-3853
                FOR SHAREHOLDER ACCOUNT INFORMATION: 800-372-7827
               PORTSMOUTH, NH OFFICE: 800-767-1729 / 603-431-8022
                            WEBSITE: www.paxfund.com



                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED __________, 2003


This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Funds' Prospectuses dated May 15, 2003 (with respect to Pax World Balanced Fund, Inc., Pax World Growth Fund, Inc. and Pax World High Yield Fund, Inc. - Individual Investor Class) and the date hereof (with respect to Pax World High Yield Fund, Inc. - Institutional Investor Class).

The Financial Statements of the Funds have been incorporated by reference into this Statement of Additional Information from the Funds' Annual Reports.

A copy of the Funds' Prospectus and Financial Statements may be obtained, without charge, by writing to Pax World at 222 State Street, Portsmouth, NH 03801-3853, telephoning Pax World at 800-767-1729 (toll-free), visiting the Pax World website at www.paxworld.com or visiting the Securities and Exchange Commission's website at www.sec.gov.

TABLE OF CONTENTS

                                                                            Page

FUND HISTORIES.............................................................  1

INVESTMENT OBJECTIVES, STRATEGIES AND PHILOSOPHIES.........................  1
     Investment Objectives.................................................  1
     Investment Strategies.................................................  1
     Investment Philosophy.................................................  3

INVESTMENTS AND SPECIAL CONSIDERATIONS; RISK FACTORS.......................  4
     Asset Backed Securities...............................................  4
     Bank Debt.............................................................  4
     Borrowing Money.......................................................  5
     Forward Foreign Currency Exchange Contracts...........................  5
     Illiquid, Restricted and Privately Placed Securities..................  6
     Lending of Securities.................................................  6
     Options on Foreign Currencies.........................................  7
     Options on Futures Contracts..........................................  7
     Options on Securities.................................................  7
     Options on Securities Indices.........................................  8
     Position Limits.......................................................  9
     Real Estate Investment Trusts.........................................  9
     Repurchase Agreements.................................................  9
     Short-term Investments................................................  10
     United States Government Agency and/or Instrumentality Securities.....  10
     When-Issued and Delayed Delivery Securities...........................  11

INVESTMENT  RESTRICTIONS...................................................  11

MANAGEMENT OF THE FUNDS....................................................  16
     Officers / Directors..................................................  16
     Control Persons and Principal Holders of Securities...................  25
     Codes of Ethics.......................................................  25
     Proxy Voting Guidelines...............................................  25

INVESTMENT ADVISORY AND OTHER SERVICES.....................................  37
     Adviser...............................................................  37
         General...........................................................  37
         Advisory Agreement................................................  37
     Custodian.............................................................  38
     Transfer and Dividend Disbursing Agent................................  39
     Independent Accountants...............................................  39

BROKERAGE ALLOCATION AND OTHER PRACTICES...................................  39
         Brokerage Transactions............................................  39
         Brokerage Selection...............................................  39
         Brokerage Commissions.............................................  40

CAPITAL STOCK AND OTHER SECURITIES.........................................  40

PURCHASE, REDEMPTION, EXCHANGE AND PRICING OF FUND SHARES..................  41

TAXATION OF THE FUNDS......................................................  42

DISTRIBUTION...............................................................  43

CALCULATION OF PERFORMANCE DATA............................................  45
         Average Annual Total Return.......................................  45
         Yield Quotation...................................................  45

FINANCIAL STATEMENTS.......................................................  45

FUND HISTORIES

Pax World Balanced Fund, Inc. (the "Balanced Fund"), Pax World Growth Fund, Inc. (the "Growth Fund") and Pax World High Yield Fund, Inc. (the "High Yield Fund") (each, a "Fund"; collectively, the "Funds") are socially-responsible, open-end, diversified management investment companies that were incorporated under the laws of the State of Delaware on February 25, 1970, March 12, 1997 and June 15, 1999, respectively.


INVESTMENT OBJECTIVES, STRATEGIES AND PHILOSOPHIES

INVESTMENT OBJECTIVES

The Balanced Fund

The Balanced Fund's investment objective is to provide its shareholders with a diversified holding of securities of companies that offer primarily income and conservation of principal and secondarily possible long-term growth of capital.

The Growth Fund

The Growth Fund's investment objective is to provide its shareholders with a diversified holding of securities of companies that offer primarily long-term growth of capital. Current income, if any, is incidental.

The High Yield Fund

The High Yield Fund's primary investment objective is to provide its shareholders with a diversified holding of fixed income securities of companies that offer high current income. The High Yield Fund will, however, also seek capital appreciation as a secondary objective to the extent that it is consistent with the High Yield Fund's primary objective of seeking high current income.

INVESTMENT STRATEGIES

The Balanced Fund

The Balanced Fund intends to invest about sixty percent (60%) of its total assets in common and preferred stock and/or securities convertible into common stock and forty percent (40%) of its total assets in bonds and/or debentures. These percentages may vary, however, depending upon market conditions.

The Balanced Fund may also invest in (i) other equity-related securities, including convertible securities, (ii) equity and debt securities of foreign issuers, (iii) corporate and other debt securities, including investment grade fixed-income securities of generally short-average maturity and high-average credit quality and (iv) obligations issued or guaranteed by United States or foreign government agencies and instrumentalities, the proceeds of which are earmarked for a specific purpose that complies with the investment objectives and policies of the Balanced Fund, such as the Federal Farm Credit Bank, the Federal Home Loan Bank and the Federal National Mortgage Association.

In connection with its commitment to assist in the development of housing, the Balanced Fund may invest in mortgage-backed securities and other derivative mortgage products, including those representing an undivided ownership interest in a pool of mortgages, e.g., Government National Mortgage Association and Federal Home Loan Mortgage Corporation certificates. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees.

The Growth Fund

The Growth Fund seeks to achieve its objective by investing primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects. Under normal market conditions, the Growth Fund anticipates that at least seventy-five percent (75%) of its total assets will consist of equity securities of companies that exceed $200,000,000 in market capitalization. This percentage may vary, however, depending upon market conditions.

The Growth Fund may also invest in (i) other equity-related securities, including convertible securities, (ii) equity securities of foreign issuers,
(iii) corporate and other debt securities, including investment grade fixed-income securities of generally short-average maturity and high-average credit quality and (iv) obligations issued or guaranteed by United States or foreign government agencies and instrumentalities, the proceeds of which are earmarked for a specific purpose that complies with the investment objectives and policies of the Growth Fund, such as the Federal Farm Credit Bank, the Federal Home Loan Bank and the Federal National Mortgage Association.

The Growth Fund's portfolio will be selected on a company-by-company basis primarily through the use of fundamental analysis. In this regard, Pax World Management Corp., the adviser to the Funds (the "Adviser"), looks for companies that have demonstrated growth in earnings and sales, high returns on equity and assets, or other strong financial characteristics, and which are, in the judgment of the Adviser, attractively valued. These companies tend to have a unique market niche, a strong new product profile or superior management. The Growth Fund may also invest in equity securities of companies that are undergoing changes in management or product and marketing dynamics that have not yet been reflected in reported earnings but that are expected to impact earnings in the intermediate-term -- these securities often lack investor recognition and are often favorably valued.

The Growth Fund may purchase and sell put and call options on equity securities and stock indices and foreign currency exchange contracts to hedge its portfolio and attempt to enhance return. In addition, the Growth Fund may borrow up to twenty percent (20%) of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes.

The High Yield Fund

The High Yield Fund intends to invest at least eighty percent (80%) of its total assets in high-yield, fixed income securities (such as bonds, notes and debentures) rated below BBB-- by Standard & Poor's Ratings Group or below Baa3 by Moody's Investors Service and other fixed income securities either similarly rated by another major rating service or unrated securities that are, in the opinion of the Adviser, of comparable quality (commonly referred to as "junk bonds"). These percentages may vary, however, depending upon market conditions. In addition, the High Yield Fund anticipates that the average dollar weighted maturity of the fixed income securities in its portfolio will be ten (10) years or less.

The High Yield Fund may also invest in (i) common stocks and other equity-related securities, including equity securities that were attached to or included in a unit with high yield fixed income securities at the time of purchase, convertible securities and preferred stock, (ii) zero coupon, pay-in-kind and deferred payment securities, and (iii) debt and equity securities of foreign issuers that the Adviser believes may provide higher yields and/or have greater liquidity than securities of domestic issuers that have similar maturities and quality. In addition, the High Yield Fund may use derivative instruments to try to manage investment risks or increase income by trying to predict whether the underlying investment - a security, market index, currency, interest rate, or some other benchmark - will go up or down.

                                      * * *

In addition, each Fund reserves the right to hold temporarily other types of securities, including commercial paper, bankers' acceptances, non-convertible debt securities (corporate) or government securities and high quality money market securities or cash (foreign currencies or United States dollars) and the Funds reserve the right to hold securities issued by the Pax World Money Market Fund, Inc. (the "Money Market Fund"), each in such proportions as, in the opinion of the Adviser, prevailing market, economic or political conditions warrant. Each Fund may also temporarily hold cash and invest in high quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs.

Each Fund will also endeavor (but is not required) to invest in companies that have adopted and administer fair employment and pollution control policies to the extent information reflecting such policies and administrative practices is available to such Fund.

None of the Funds will invest in obligations issued or guaranteed by the United States Treasury or foreign government treasuries, however, because the proceeds thereof may be used to manufacture defense or weapons-related products or for a purpose which does not otherwise comply with the Funds' socially responsible objectives and policies.

In deciding which securities to buy and sell, the Adviser will consider, among other things, the financial history and condition, earnings trends, analysts' recommendations, and the prospects and the management of an issuer. The Adviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to attempt to predict an issuer's prospects and whether the price of the issuer's security is undervalued or overvalued.

INVESTMENT PHILOSOPHY

Consistent with their ethical investment criteria, the Funds seek investments in companies that produce goods and services that improve the quality of life and that are not, to any degree, engaged in manufacturing defense or weapons-related products or companies that derive revenue from the manufacture of liquor, tobacco and/or gambling products. By way of illustration, each Fund will invest in such industries as building supplies, computer software, education, food, health care, household appliances, housing, leisure time, pollution control, publishing, retail, technology and telecommunications, among others. In addition, each Fund's portfolio will consist primarily of companies located in the United States.

The ethical investment policy of each Fund is to exclude from its portfolio securities of (i) companies engaged in military activities, (ii) companies appearing on the United States Department of Defense list of 100 largest contractors (a copy of which may be obtained from the Office of the Secretary, Department of Defense, Washington, D.C. 20301) if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, (iii) other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, and (iv) companies that derive revenue from the manufacture of liquor, tobacco and/or gambling products.

In order to properly supervise a securities portfolio containing the limitations described above, care must be exercised to continuously monitor developments of the companies whose securities are included in the portfolios. Developments and trends in the economy and financial markets are also considered, and the screening of many securities is required to implement the investment philosophies of the Funds.

If it is determined after the initial purchase by a Fund that a company's activities fall within the exclusion described above (either by acquisition, merger or otherwise), the securities of that company will be eliminated from the Fund's portfolio as soon thereafter as possible taking into consideration (i) any gain or loss which may be realized from such elimination, (ii) the tax implications of such elimination, (iii) market timing, and the like. In no event, however, will that security be retained longer than six (6) months from the time the Fund learns of the investment disqualification. This requirement may cause a Fund to dispose of a security at a time when it may be disadvantageous to do so.

There can be no assurance that the Funds' investment objectives will be achieved.

INVESTMENTS AND SPECIAL CONSIDERATIONS; RISK FACTORS

The following discussion expands upon the description of the Funds' primary investments and also outlines other types of securities and transactions in which, although not primary investments, the Funds are permitted to invest.

ASSET-BACKED SECURITIES (APPLICABLE TO ALL FUNDS)

The Funds may invest in asset-backed securities ("ABSs"). An ABS represents an interest in a pool of assets such as receivables from credit card loans, automobile loans and other trade receivables. Changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement will all affect the value of the ABS, as will the exhaustion of any credit enhancement. The risks of investing in ABSs ultimately will depend upon the payment of the consumer loans by the individual borrowers. In its capacity as purchaser of the ABS, the Balanced, Growth and High Yield Funds will generally have no recourse to the entity that originated the loans in the event of default by the borrower. In addition, the loans underlying the ABSs are subject to prepayments, which may shorten the weighted average life of such securities and may lower their return.

BANK DEBT (APPLICABLE TO THE BALANCED AND HIGH YIELD FUNDS)

The Balanced and High Yield Funds may invest in bank debt which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or "bridge" financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, are generally arranged through private negotiations between a corporate borrower and one or more financial institutions ("Lenders"), including banks. The Balanced and High Yield Fund's investments may be in the form of participations in loans ("Participations") or of assignments of all or a portion of loans from third parties ("Assignments").

Participations differ both from the public and private debt securities typically held by the Balanced and High Yield Fund and from Assignments. In Participations, the Balanced or High Yield Fund has a contractual relationship only with the Lender, not with the borrower. As a result, the Balanced and High Yield Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Balanced and High Yield Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan. Thus, the Balanced and High Yield Funds assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender, the Balanced and High Yield Funds may be treated as general creditors of the Lender and may not benefit from any set-off between the Lender and the borrower. In Assignments, by contrast, the Balanced and High Yield Funds acquire direct rights against the borrower, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

Investments in Participations and Assignments otherwise bear risks common to other debt securities, including the risk of nonpayment of principal and interest by the borrower, the risk that any loan collateral may become impaired and that the Balanced and High Yield Funds may obtain less than the full value for loan interests sold because they are illiquid. The Balanced and High Yield Fund may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, the Balanced and High Yield Funds anticipate that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Balanced and High Yield Fund's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

BORROWING MONEY (APPLICABLE TO ALL FUNDS)

None of the Funds will borrow money except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Balanced Fund may borrow up to five percent (5%), and the Growth and High Yield Funds may borrow up to twenty percent (20%), of their respective total assets taken at cost. Pursuant to the requirements of the Investment Company Act, any such borrowing will be made only to the extent that the value of such Fund's assets, less its liabilities other than borrowings, is equal to at least three hundred percent (300%) of all borrowings by such Fund, including the proposed borrowing. If the value of any Fund's assets, when computed in that manner, falls below such three hundred percent (300%) asset coverage requirement, such Fund is required, within three (3) days, to reduce its bank debt to the extent necessary to meet that coverage requirement. To do so, such Fund may have to sell a portion of its investments at a time when it would otherwise not want to sell such investments. In addition, because interest on money that a Fund borrows is an expense of that Fund, the Funds' expenses may increase more than the expenses of mutual funds that do not borrow and the net asset value or "NAV" per share of those Funds may fluctuate more than the NAV per share of mutual funds that do not borrow.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (APPLICABLE TO ALL FUNDS)

The Funds may enter into forward foreign currency exchange contracts in limited circumstances. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, it may desire to "lock-in" the United States dollar price of the security or the United States dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the United States dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the Funds may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, the Funds' custodian, will place cash or liquid securities into a segregated account for each Fund in an amount equal to the value of such Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in a segregated account declines, additional cash or securities will be placed in that account on a daily basis so that the value of that account will equal the amount of its Fund's commitments with respect to such contracts.

In general, the Funds will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Funds may either sell the portfolio security and make delivery of the foreign currency, or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

If a Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. Should forward contract prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

ILLIQUID, RESTRICTED AND PRIVATELY PLACED SECURITIES (APPLICABLE TO ALL FUNDS)

The Balanced, Growth and High Yield Funds may not invest more than five percent (5%), ten percent (10%) and fifteen percent (15%), respectively, of their net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the United States) or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven (7) days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven (7) days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors of each Fund. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the security, and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in at least one of the two nationally recognized statistical rating organizations ("NRSRO"), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Adviser; and (ii) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

LENDING OF SECURITIES (APPLICABLE TO THE GROWTH AND HIGH YIELD FUNDS)

Consistent with applicable regulatory requirements, the Growth and High Yield Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate twenty percent (20%) of the value of the such Fund's total assets and provided that such loans are callable at any time by such Fund and are at all times secured by cash or equivalent collateral that is equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Growth and High Yield Funds continue to receive payments in lieu of the interest and dividends of the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral that will be invested in short-term obligations.

A loan may be terminated by the borrower on one business days' notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only to firms deemed by the investment adviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund.

Since voting or consent rights which accompany loaned securities pass to the borrower, the Growth and High Yield Funds will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities which are the subject of the loan. The Growth and High Yield Funds will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

OPTIONS ON FOREIGN CURRENCIES (APPLICABLE TO THE HIGH YIELD FUND)

Options on foreign currencies involve the currencies of two nations and therefore, developments in either or both countries affect the values of options on foreign currencies. Risks include those described under "Investment Objectives, Principal Investment Strategies and Additional Principal Risks - Additional Principal Risks - Foreign Securities", in the Prospectus, and include government actions affecting currency valuation and the movements of currencies from one country to another.

OPTIONS ON FUTURES CONTRACTS (APPLICABLE TO THE HIGH YIELD FUND)

The High Yield Fund may enter into options on futures contracts for certain bona fide hedging, risk management and return enhancement purposes. This includes the ability to purchase put and call options and write (i.e., sell) "covered" put and call options on futures contracts that are traded on commodity and futures exchanges.

If the High Yield Fund purchases an option on a futures contract, it has the right but not the obligation, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call or a short position if the option is a put) at a specified exercise price at any time during the option exercise period.

Unlike purchasing an option, which is similar to purchasing insurance to protect against a possible rise or fall of security prices or currency values, the writer or seller of an option undertakes an obligation upon exercise of the option to either buy or sell the underlying futures contract at the exercise price. A writer of a call option has the obligation upon exercise to assume a short futures position and a writer of a put option has the obligation to assume a long futures position. Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract at exercise exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If there is no balance in the writer's margin account, the option is "out of the money" and will not be exercised. The Fund, as the writer, has income in the amount it was paid for the option. If there is a margin balance, the Fund will have a loss in the amount of the balance less the premium it was paid for writing the option.

When the High Yield Fund writes a put or call option on futures contracts, the option must either be "covered" or, to the extent not "covered," will be subject to segregation requirements. The High Yield Fund will be considered "covered" with respect to a call option it writes on a futures contract if it owns the securities or currency which is deliverable under the futures contract or an option to purchase that futures contract having a strike price equal to or less than the strike price of the "covered" option. The High Yield Fund will be considered "covered" with respect to a put option it writes on a futures contract if it owns an option to sell that futures contract having a strike price equal to or greater than the strike price of the "covered" option.

To the extent the High Yield Fund is not "covered" as described above with respect to written options, it will segregate and maintain for the term of the option cash or other liquid assets equal to the fluctuating value of the optioned futures. If the High Yield Fund writes a put option that is not "covered," the segregated amount would have to be at all times equal in value to the exercise price of the put (less any initial margin deposited by the High Yield Fund) with respect to such option.

OPTIONS ON SECURITIES (APPLICABLE TO THE GROWTH AND HIGH YIELD FUNDS)

The Growth and High Yield Funds may purchase and write (i.e., sell) put and call options on securities that are traded on United States or foreign securities exchanges or that are traded in the over-the-counter markets.

A call option is a short-term contract pursuant to which the purchaser, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price.

A put option is a similar contract that gives the purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price.

A call option written by a Fund is "covered" if (i) the Fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) or (ii) the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, United States Government securities or other liquid high-grade debt obligations in a segregated account with the Custodian.

A put option written by a Fund is "covered" if the Fund maintains cash, United States Government securities or other liquid high-grade debt obligations with a value equal to the exercise price in a segregated account with the Custodian, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The Growth and High Yield Funds may also purchase "protective puts", i.e., a put option acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the exercise price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold. Similar principles apply to the purchase of puts on stock indices, as described below.

The Growth and High Yield Funds may write put and call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. Neither the Growth nor the High Yield Fund intends to purchase options on equity securities if the aggregate premiums paid for such outstanding options by the Fund would exceed five percent (5%) of the Fund's total assets.

OPTIONS ON SECURITIES INDICES (APPLICABLE TO THE GROWTH AND HIGH YIELD FUNDS)

In addition to options on securities, the Growth and High Yield Funds may also purchase and sell put and call options on securities indices traded on United States or foreign securities exchanges or traded in the over-the-counter markets. Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the multiplier). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. All settlements on options on indices are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of One Hundred (100) means that a one-point difference will yield One Hundred Dollars ($100.00). Options on different indices may have different multipliers. Because exercises of index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. In addition, unless the Growth and High Yield Funds have other liquid assets that are sufficient to satisfy the exercise of a call, they would be required to liquidate portfolio securities or borrow in order to satisfy the exercise.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of security prices in the market generally or in an industry or market segment rather than movements in the price of a particular security. Accordingly, successful use by a Fund of options on indices would be subject to the Adviser's ability to predict correctly movements in the direction of the securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

The distinctive characteristics of options on indices create certain risks that are not present with stock options.

Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in losses to the Fund. It is the Growth and High Yield Funds' policy to purchase or write options only on indices that include a number of stocks sufficient to minimize the likelihood of a trading halt in the index.

The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Growth and High Yield Funds will not purchase or sell any index option contract unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is not substantially greater than the risk in connection with options on securities in the index.

The Growth and High Yield Funds will write put options on stock indices and foreign currencies only if such options are covered by segregating with the Custodian an amount of cash, United States Government securities, or liquid assets equal to the aggregate exercise price of the puts. Neither the Growth nor the High Yield Fund intends to purchase options on securities indices if the aggregate premiums paid by such Fund for such outstanding options would exceed ten percent (10%) of that Fund's total assets.

POSITION LIMITS (APPLICABLE TO THE GROWTH AND HIGH YIELD FUNDS)

Transactions by the Growth and High Yield Funds in futures contracts and options will be subject to limitations, if any, established by each of the exchanges, boards of trade or other trading facilities (including NASDAQ) governing the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. An exchange, board of trade or other trading facility may order the liquidation of positions in excess of these limits, and it may impose certain other sanctions.

REAL ESTATE INVESTMENT TRUSTS (APPLICABLE TO ALL FUNDS)

The Funds may purchase real estate investment trusts ("REITs"). REITs are investment vehicles that invest primarily in either real estate or real estate loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or security mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the management skill of the REIT's manager. REITs are also subject to risks generally associated with investments in real estate.

REPURCHASE AGREEMENTS (APPLICABLE TO THE GROWTH AND HIGH YIELD FUNDS)

When the Growth and High Yield Funds purchase securities, they may enter into a repurchase agreement with the seller wherein the seller agrees, at the time of sale, to repurchase the security at a mutually agreed upon time and price. Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase will never be more than 397 days after the Funds' acquisition of the securities and normally will be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the security, and will not be related to the coupon rate of the purchased security. At the time the Growth or High Yield Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. The Growth and High Yield Funds may engage in a repurchase agreement with respect to any security in which such Funds are authorized to invest, even though the underlying security may mature in more than one year. The collateral securing the seller's obligation must be of a credit quality at least equal to the Growth and High Yield Fund's investment criteria and will be held by the Growth and High Yield Funds' custodian or in the Federal Reserve Book Entry System.

For purposes of the Investment Company Act, a repurchase agreement is deemed to be a loan from the Growth and/or High Yield Fund to the seller subject to the repurchase agreement and is, therefore, subject to such Fund's investment restrictions applicable to loans. It is not clear whether a court would consider the securities purchased by the Growth and/or High Yield Fund subject to a repurchase agreement as being owned by such Fund or as being collateral for a loan by such Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Growth and High Yield Funds may encounter delay and incur costs before being able to sell the security. Delays may result in the loss of interest or the decline in the price of the security. If the court characterized the transaction as a loan and the Growth or High Yield Fund has not perfected a security interest in the security, such Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, such Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Growth and High Yield Funds, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Growth and High Yield Funds may incur a loss if the proceeds to such Fund of the sale to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Growth and High Yield Funds will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

SHORT-TERM INVESTMENTS (APPLICABLE TO ALL FUNDS)

When conditions dictate a defensive strategy, the Funds may temporarily invest in money market instruments, including commercial paper of corporations, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks. Such investments may be subject to certain risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and foreign exchange controls or other restrictions.

UNITED STATES GOVERNMENT AGENCY AND/OR INSTRUMENTALITY SECURITIES
(APPLICABLE TO ALL FUNDS)

The Funds may invest in securities issued or guaranteed by United States Government agencies or instrumentalities other than the United States Treasury. These obligations may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality issuing or guaranteeing the obligation does not meet its commitments. Obligations of the Government National Mortgage Association, the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. Securities in which the Funds may invest which are not backed by the full faith and credit of the United States include obligations such as those issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association, the Student Loan Marketing Association and Resolution Funding Corporation, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency. FHLMC investments may include collateralized mortgage obligations.

In connection with their commitment to assist in the development of housing, the Funds may invest in mortgage-backed securities, including those that represent undivided ownership interests in pools of mortgages, e.g., Government National Mortgage Association and Federal Home Loan Mortgage Corporation certificates. The United States Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of the Funds' shares. These securities are in most cases "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Each Fund's ability to invest in high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities that have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages that underlie securities purchased at a premium could result in capital losses.

The Funds may invest in both Adjustable Rate Mortgage Securities, which are pass-through mortgage securities collateralized by adjustable rate mortgages, and Fixed-Rate Mortgage Securities, which are collateralized by fixed-rate mortgages.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES (APPLICABLE TO ALL FUNDS)

From time to time, in the ordinary course of business, the Funds may purchase or sell securities on a when-issued or delayed delivery basis, that is, delivery and payment can take place a month or more after the date of the transaction. Each Fund will limit such purchases to those in which the date for delivery and payment falls within one hundred twenty (120) days of the date of the commitment. In addition, the Funds will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. The Funds' Custodian will maintain, in a separate account of each Fund, cash, United States Government securities or other liquid high-grade debt obligations having a value equal to or greater than such commitments. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations.


INVESTMENT RESTRICTIONS

The following restrictions are fundamental policies. Fundamental policies are those that cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities", when used in this Statement of Additional Information, means the lesser of (i) sixty-seven percent (67%) of the shares represented at a meeting at which more than fifty percent (50%) of the outstanding voting shares are present in person or represented by proxy or (ii) more than fifty percent (50%) of the outstanding voting shares.

THE BALANCED FUND

The Balanced Fund may not:

1. Purchase the securities of any one issuer (except government securities) if immediately after and as a result of such purchase (a) the market value of the holdings of the Balanced Fund in the securities of such issuer exceeds five percent (5%) of the market value of the Balanced Fund's total assets, or (b) the Balanced Fund owns more than ten percent (10%) of the outstanding voting securities of any one class of securities of such issuer.

2. Purchase securities of any registered investment company whose objective is to invest in securities primarily designed to support underlying community development activities targeted to serve low- and moderate- income individuals such as affordable housing and education (a "Community Development Issuer") if, as a result, the Fund would then have more than $500,000 invested in that particular Community Development Issuer or $1,000,000 in the aggregate in all Community Development Issuers held by the Fund.

3. Concentrate more than twenty-five percent (25%) of its investments in one particular industry.

4. Purchase or sell real estate or other interests in real estate which are not readily marketable.

5.   Write, purchase or sell put and call options or combinations thereof.

6.   Lend money or securities.

7. Purchase securities on margin or sell short or purchase or sell commodities.

8. Borrow money except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Balanced Fund may borrow from banks up to five percent (5%) of its total assets taken at cost.

9. Mortgage or pledge as security for indebtedness any securities owned or held by the Balanced Fund except as stated in item 8, above.

10. Participate on a joint and several basis in any trading account in securities.

11.  Invest in companies for the purpose of exercising control of management.

12. Act as an underwriter of securities of other issuers, except that the Balanced Fund may invest up to five percent (5%) of the value of its assets (at time of investment) in portfolio securities which the Balanced Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933. The Balanced Fund's position in such restricted securities may adversely affect the liquidity and marketability of such restricted securities and the Balanced Fund may not be able to dispose of its holdings in these securities at reasonable price levels.

13. Invest more than twenty-five percent (25%) of the value of its assets in securities of foreign issuers.

14. Invest more than five percent (5%) of its total assets in securities of companies having a record of less than three years continuous operation except for the Money Market Fund and those surviving a merger or consolidation.

THE GROWTH FUND

The Growth Fund may not:

1. Purchase securities on margin (but the Growth Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Growth

     Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

2. Make short sales of securities or maintain a short position if, when added together, more than twenty-five percent (25%) of the value of the Growth Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the-box" are not subject to this limitation.

3. Issue senior securities, borrow money or pledge its assets, except that the Growth Fund may borrow from banks up to twenty percent (20%) of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Growth Fund may pledge up to twenty percent (20%) of the value of its total assets to secure such borrowings. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, forward foreign currency exchange contracts and collateral arrangements relating thereto, and collateral arrangements with respect to futures contracts and options thereon and with respect to the writing of options and obligations of the Growth Fund to Directors pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.

4. Purchase any security if as a result: (i) with respect to seventy-five percent (75%) of the Growth Fund's total assets, more than five percent (5%) of the Growth Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer, other than the Money Market Fund, (ii) more than twenty-five percent (25%) of the Fund's total assets (determined at the time of the investment) would be invested in a single industry, or (iii) the Growth Fund would own more than ten percent (10%) of the outstanding voting securities of a single issuer, other than the Money Market Fund.

5. Purchase any security if, as a result, the Fund would then have more than five percent (5%) of its total assets (determined at the time of investment) invested in securities of companies (including predecessors) less than three (3) years old, except that the Growth Fund may invest in securities issued by the Money Market Fund, the securities of any United States Government agency or instrumentality (other than the United States Treasury), and in any security guaranteed by such an agency or instrumentality, the proceeds of which are earmarked for a specific purpose which complies with the investment objectives and policies of the Growth Fund, such as the Federal Farm Credit Bank, the Federal Home Loan Bank and the Federal National Mortgage Association.

6. Buy or sell real estate or interests in real estate, except that the Growth Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts. The Growth Fund may not purchase interests in real estate limited partnerships which are not readily marketable.

7. Buy or sell commodities or commodity contracts. (For the purposes of this restriction, futures contracts on currencies and on securities indices and forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.)

8. Act as underwriter except to the extent that, (i) in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws, and (ii) the Growth Fund may invest up to five percent (5%) of the value of its assets (at time of investment) in portfolio securities which the Growth Fund might not be free to sell to the public without registration of such securities under the Securities Act. The Growth Fund's position in such restricted securities may adversely affect the liquidity and marketability of such restricted securities and the Growth Fund may not be able to dispose of its holdings in these securities at reasonable price levels. The Growth Fund has not adopted a fundamental investment policy with respect to investments in restricted securities. See "Investments and Special Considerations; Risk Factors - Illiquid, Restricted and Privately Placed Securities" above.

9.   Make investments for the purpose of exercising control of management.

10. Invest in interests in oil, gas or other mineral exploration or development programs, except that the Growth Fund may invest in the securities of companies which invest in or sponsor such programs.

11. Make loans, except that the Growth Fund may enter into repurchase transactions with parties meeting creditworthiness standards approved by the Growth Fund's Board of Directors. See "Investments and Special Considerations; Risk Factors - Repurchase Agreements" above.

12. Invest more than twenty-five percent (25%) of the value of its assets in securities of foreign issuers.

In order to comply with certain "blue sky" restrictions, the Growth Fund will not as a matter of operating policy:

1.   Invest in oil, gas and mineral leases.

2. Invest in securities of any issuer if, to the knowledge of the Growth Fund, any Officer or Director of the Growth Fund or the Adviser owns more than one-half of one percent (.5%) of the outstanding securities of such issuer, and such Officers and Directors who own more than one-half of one percent (.5%) own in the aggregate more than five percent (5%) of the outstanding securities of such issuer.

3. Purchase warrants if, as a result, the Growth Fund would then have more than five percent (5%) of its assets (determined at the time of investment) invested in warrants. Warrants will be valued at the lower of cost or market and investment in warrants which are not listed on the New York Stock Exchange or American Stock Exchange or a major foreign exchange will be limited to two percent (2%) of the Growth Fund's net assets (determined at the time of investment). For purposes of this limitation, warrants acquired in units or attached to securities are deemed to be without value.

Although the Growth Fund does not have a policy with respect to the issuance of senior securities, the Growth Fund has no present intention of issuing any securities that are senior to its currently issued and outstanding shares of Common Stock.

THE HIGH YIELD FUND

The High Yield Fund may not:

1. Purchase securities on margin (but the High Yield Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the High Yield Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

2. Make short sales of securities or maintain a short position if, when added together, more than twenty-five percent (25%) of the value of the High Yield Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the-box" are not subject to this limitation.

3. Issue senior securities, borrow money or pledge its assets, except that the High Yield Fund may borrow from banks up to twenty percent (20%) of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. The High Yield Fund may pledge up to twenty percent (20%) of the value of its total assets to secure such borrowings. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, forward foreign currency exchange contracts and collateral arrangements relating thereto, and collateral arrangements with respect to futures contracts and options thereon and with respect to the writing of options and obligations of the High Yield Fund to Directors pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.

4. Purchase any security if as a result: (i) with respect to seventy-five percent (75%) of the High Yield Fund's total assets, more than fifteen percent (15%) of the High Yield Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer, other than the Money Market Fund, (ii) more than twenty-five percent (25%) of the High Yield Fund's total assets (determined at the time of the investment) would be invested in a single industry, or (iii) the High Yield Fund would own more than ten percent (10%) of the outstanding voting securities of a single issuer, other than the Money Market Fund.

5. Purchase any security if, as a result, the High Yield Fund would then have more than fifteen percent (15%) of its total assets (determined at the time of investment) invested in securities of companies (including predecessors) less than three (3) years old, except that the High Yield Fund may invest in securities issued by the Money Market Fund, the securities of any United States Government agency or instrumentality (other than the United States Treasury), and in any security guaranteed by such an agency or instrumentality, the proceeds of which are earmarked for a specific purpose which complies with the investment objectives and policies of the High Yield Fund, such as the Federal Farm Credit Bank, the Federal Home Loan Bank and the Federal National Mortgage Association.

6. Buy or sell real estate or interests in real estate, except that the High Yield Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts. The High Yield Fund may not purchase interests in real estate limited partnerships which are not readily marketable.

7. Buy or sell commodities or commodity contracts. (For the purposes of this restriction, futures contracts on currencies and on securities indices and forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.)

8. Act as underwriter except to the extent that, (i) in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws, and (ii) the High Yield Fund may invest up to five percent (5%) of the value of its assets (at time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act. The High Yield Fund's position in such restricted securities may adversely affect the liquidity and marketability of such restricted securities and the High Yield Fund may not be able to dispose of its holdings in these securities at reasonable price levels. The High Yield Fund has not adopted a fundamental investment policy with respect to investments in restricted securities. See "Investments and Special Considerations; Risk Factors - Illiquid, Restricted and Privately Placed Securities" above.

9.   Make investments for the purpose of exercising control of management.

10. Invest in interests in oil, gas or other mineral exploration or development programs, except that the High Yield Fund may invest in the securities of companies which invest in or sponsor such programs.

11. Make loans, except that the High Yield Fund may enter into repurchase transactions with parties meeting creditworthiness standards approved by the High Yield Fund's Board of Directors. See "Investments and Special Considerations; Risk Factors - Repurchase Agreements" above.

12. Invest more than forty percent (40%) of the value of its assets in securities of foreign issuers.

In order to comply with certain "blue sky" restrictions, the High Yield Fund will not as a matter of operating policy:

1.   Invest in oil, gas and mineral leases.

2. Invest in securities of any issuer if, to the knowledge of the High Yield Fund, any Officer or Director of the High Yield Fund or the Adviser owns more than one-half of one percent (.5%) of the outstanding securities of such issuer, and such Officers and Directors who own more than one-half of one percent (.5%), own in the aggregate more than five percent (5%) of the outstanding securities of such issuer.

3. Purchase warrants if, as a result, the High Yield Fund would then have more than five percent (5%) of its assets (determined at the time of investment) invested in warrants. Warrants will be valued at the lower of cost or market and investment in warrants which are not listed on the New York Stock Exchange or American Stock Exchange or a major foreign exchange will be limited to two percent (2%) of the High Yield Fund's net assets (determined at the time of investment). For purposes of this limitation, warrants acquired in units or attached to securities are deemed to be without value.

                                      * * *

Whenever any fundamental investment policy or investment restriction states a maximum percentage of a Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset value will not be considered a violation of such policy.

MANAGEMENT OF THE FUNDS

The Funds' officers are responsible for the day-to-day operations of the Funds. The Funds' Boards of Directors oversee the Adviser and decide upon matters of general policy. Each Board of Directors meets four (4) times per year, reviews portfolio selections and bonding requirements, declares dividends, if any, and reviews the activities of the executive officers of their Fund. Such activities are consistent with their fiduciary obligations as directors under the General Corporation Law of the State of Delaware. The Adviser furnishes daily investment advisory services.

OFFICERS / DIRECTORS

The following table reflects the name, address and age, position(s) held with each of the Funds, the term of office and length of time served, the principal occupation(s) during the past five (5) years, other directorships held, and the number of portfolios overseen in the Pax World Fund Family of those persons who are the officers and/or directors of the Funds. The directors and officers set forth in the first table below (Interested Directors and Officers) are considered interested persons under the Investment Company Act of 1940, as amended, by virtue of their position or affiliation with the Adviser and/or H.G. Wellington & Co., Inc., the Fund's distributor and a brokerage firm that the Funds may use to execute brokerage transactions ("H.G. Wellington"). The directors and officers in the second table (Disinterested Directors and Officers) are not considered interested persons and have no affiliation with the Adviser or H.G. Wellington.

Interested Directors and Officers

                                                            Principal Occupation(s)
                                 Position(s) Held With      During Past Five Years       Number of Portfolios in
                               Funds; Term of Office(1);    and Other Directorships         the Pax World Fund
                                  and Length of Time           Held by Director or          Family Overseen by
  Name, Address and Age                Served                       Officer                      Director
Thomas W. Grant (2; 3;        Vice Chairman of the Board   Mr. Grant is the Vice                    3
and 4)                        of Directors and President   Chairman of the Board and
14 Wall Street                 - Balanced Fund (since      President of the Balanced
New York, NY 10051;           1996)                        Fund (1996-present),
(62)                                                       the President of the
                                                           Growth Fund (1997-present),
                                                           the High Yield Fund
                              Vice Chairman of the Board   (1999-present), the Money
                              of Directors and             Market Fund
                              President- Growth Fund       (1998-present), the
                              (since 1997)                 Adviser (1996-present),
                                                           and H. G. Wellington &
                              President - Money Market     Co., Inc. ("H.G.
                              Fund (since 1998)            Wellington")
                                                           (1991-present).  Mr.
                              President; Director - High   Grant has been associated
                              Yield Fund (since 1999)      with H. G. Wellington
                                                           since1991 and served
                                                           previously with the firm
                                                           of Fahnestock & Co. for
                                                           twenty-six years as a
                                                           partner, managing
                                                           director and senior
                                                           officer.  His duties
                                                           encompassed branch office
                                                           management, corporate
                                                           finance, syndications and
                                                           municipal and corporate
                                                           bonds.  Mr. Grant is a
                                                           graduate of the
                                                           University of North
                                                           Carolina (BA).

James M. Shadek               Treasurer - Growth Fund      Mr. Shadek is the                       N/A
14 Wall Street                (since 1997)                 Treasurer of the Growth
New York, NY 10005; (51)                                   Fund (1997-present) and
                              Treasurer - High Yield       the High Yield Fund
                              Fund (since 1999)            (1999-present), a Senior
                                                           Vice President for Social
                                                           Research of the Adviser
                                                           (1996-present) and an
                                                           Account Executive with H.
                                                           G. Wellington
                                                           (1986-present).  Mr.
                                                           Shadek, together with
                                                           members of his family,
                                                           owns substantially all of
                                                           the outstanding shares of

                                                           capital stock of the
                                                           Adviser and a 25.07%
                                                           interest in H. G.
                                                           Wellington.

Laurence A. Shadek (2; 3;     Chairman of the Board of     Mr. Shadek is the                        3
and 4)                        Directors; Director -        Chairman of the Board of
14 Wall Street                Balanced Fund (since 1996)   Directors of the Balanced
New York, NY 10005; (54)                                   Fund (1996-present), the
                              Chairman of the Board of     Growth Fund (1997-
                              Directors; Director -        present) and the
                              Growth Fund (since 1997)     High Yield Fund
                                                           (1999-present), an
                              Executive Vice President -   Executive Vice President
                              Money Market Fund (since     of the Money Market Fund
                              1998)                        (1998-present), the
                                                           Chairman of the Board of
                              Chairman of the Board of     the Adviser (1996-present),
                              Directors; Director - High   and an Executive
                              Yield Fund (since 1999)      Vice-President
                                                           of H. G. Wellington
                                                           (1986-present).  Mr.
                                                           Shadek, together with
                                                           members of his family,
                                                           owns substantially all of
                                                           the outstanding shares of
                                                           capital stock of the
                                                           Adviser and a 25.07%
                                                           interest in H. G.
                                                           Wellington.  Mr. Shadek
                                                           has been associated with
                                                           H. G. Wellington since
                                                           March 1986 and was
                                                           previously associated
                                                           with Stillman, Maynard &
                                                           Co., where he was a
                                                           general partner.  Mr.
                                                           Shadek's investment
                                                           experience includes
                                                           twelve years as a limited
                                                           partner and Account
                                                           Executive with the firm
                                                           Moore & Schley.  Mr.
                                                           Shadek is a graduate of
                                                           Franklin & Marshall
                                                           College (BA) and New York
                                                           University, School of
                                                           Graduate Business
                                                           Administration (MBA).

Disinterested Directors and Officers

                                                            Principal Occupation(s)
                                 Position(s) Held With      During Past Five Years       Number of Portfolios in
                               Funds; Term of Office(1);    and Other Directorships         the Pax World Fund
                                  and Length of Time           Held by Director or          Family Overseen by
  Name, Address and Age                Served                       Officer                      Director
Carl H. Doerge, Jr. (5; 6;    Director - Balanced Fund     Mr. Doerge has been a                    3
and 7)                        (since 1998);                private investor
867 Remsen Lane                                            since1995.  Prior to
Oyster Bay, NY 11771; (65)    Director - Growth Fund       that, Mr. Doerge was
                              (since 1997)                 Executive Vice President
                                                           and Managing Director of
                              Director - High Yield Fund   Smith Barney for
                              (since 1999)                 approximately twenty-four
                                                           years.

Anita D. Green                Co-Treasurer - Balanced      Ms. Green serves as                     N/A
c/o Pax World Management      Fund (since 1998)            Director of Social
Corp.                                                      Research and Corporate
222 State Street              Assistant Treasurer  -       Activities for the Pax
Portsmouth, NH 03801-3853;    Growth Fund (since 1997)     World Fund Family and the
(39)                                                       Adviser (1996-present)
                              Assistant Treasurer - High   and was the Manager -
                              Yield Fund (since 1999)      Shareholder Services for
                                                           the Pax World Fund Family
                                                           and the Adviser
                                                           (1990-2000).  Ms. Green
                                                           is also a Co-Treasurer of
                                                           the Adviser
                                                           (1998-present) and the
                                                           Balanced Fund
                                                           (1998-present) and an
                                                           Assistant Treasurer of
                                                           the Growth Fund
                                                           (1997-present) and the
                                                           High Yield Fund
                                                           (1999-present).

Michelle L. Guilmette         Assistant Treasurer (since   Ms. Guilmette is the                    N/A
c/o Pax World Management      1997) and Assistant          Operations Specialist -
Corp.                         Secretary (since 1999)       Broker/Dealer Services
222 State Street              -Balanced Fund               for the Pax World Fund
Portsmouth, NH 03801-3853;                                 Family and the Adviser
(30)                          Assistant Secretary -        (1999-present) and was a
                              Growth Fund (since 1999)     Shareholder Services
                                                           Representative for the
                              Assistant Secretary - High   Pax World Fund Family and
                              Yield Fund (since 2000)      the Adviser (1992-1999).
                                                           Ms. Guilmette is also an
                                                           Assistant Treasurer
                                                           (1997-present) and an
                                                           Assistant Secretary
                                                           (1999-present) of the
                                                           Balanced Fund and an
                                                           Assistant Secretary of
                                                           the Growth Fund

                                                           (1999-present) and the
                                                           High Yield Fund
                                                           (2000-present).

James M. Large, Jr. (5, 6     Director - Balanced Fund     Mr. Large is the Chairman                3
and 7)                        (since 2001)                 Emeritus of Dime Bancorp,
c/o Dime Bancorp, Inc.                                     Inc. (1998-present).
589 Fifth Avenue              Director - Growth Fund       Prior to that, Mr. Large
New York, NY 10017; (71)      (since 2001)                 was the Chairman
                                                           (1995-1997) and Chief
                              Director - High Yield Fund   Executive Officer
                              (since 1999)                 (1995-1996) of Dime
                                                           Bancorp, Inc. and the
                                                           Chairman and Chief
                                                           Executive Officer of
                                                           Anchor Savings Bank /
                                                           Anchor Bancorp
                                                           (1989-1995).

Louis F. Laucirica            Director - Balanced Fund     Mr. Laucirica is an                      3
30 Oldchester Road            (since 2003)                 Associate Dean the
Essex Fells, NJ  07021; (62)                               Director of Undergraduate
                              Director - Growth Fund       Studies of Stevens
                              (since 2003)                 Institute of Technology,
                                                           Howe School (1999-
                              Director - High Yield Fund   present). Prior to
                              (since 2003)                 that, Mr. Laucirica was
                                                           Executive-in-Residence
                                                           and Executive Director
                                                           Professional and
                                                           International Programs of
                                                           Pace University, Lubin
                                                           School (1998-1999), and
                                                           the President and Chief
                                                           Executive Officer of
                                                           Norton Performance
                                                           Plastics Corporation
                                                           (1989-1998).  Mr.
                                                           Laucirica had been
                                                           associated with Norton
                                                           Performance Plastics
                                                           Corporation since 1972.

Joy L. Liechty                Director - Balanced Fund     Ms. Liechty is a Client                  2
1403 Ashton Court             (since 1991)                 and Sales Advocate with
Goshen, IN 46526; (50)                                     the Mennonite Mutual Aid
                              Director - Growth Fund       Association in Goshen,
                              (since 1997)                 Indiana.  Ms. Liechty has
                                                           been associated with that
                                                           organization since1980,
                                                           serving as the Manager of
                                                           Client Services from 1980
                                                           to 1989.

Sanford C. Sherman (5; and 6) Director - Balanced Fund     Mr. Sherman was the Chief                2
91 Hillside Drive             (since 1992)                 Executive Officer until
Portsmouth, NH 03801; (67)                                 December 31, 2000, and
                              Director - Growth Fund       was the President until
                              (since 1999)                 December 31, 1999, of the
                                                           Piscataqua Savings Bank,
                                                           Portsmouth, NH, -
                                                           positions he held since
                                                           April 1981.  For 21 years
                                                           prior thereto, Mr.
                                                           Sherman held various
                                                           other positions with the
                                                           bank, including Vice
                                                           President and Treasurer.
                                                           Mr. Sherman also served
                                                           the bank as a Trustee for
                                                           20 years.

Janet Lawton Spates           Co-Treasurer - Balanced      Ms. Spates serves as the                N/A
c/o Pax World Management      Fund (since 1998)            Chief Financial Officer
Corp.                                                      for the Pax World Fund
222 State Street              Assistant Treasurer -        Family and the Adviser
Portsmouth, NH 03801-3853;    Growth Fund (since 1997)     (1992-present). Ms.
(33)                                                       Spates is also a
                              Assistant Treasurer -        High Co-Treasurer of the
                              Yield Fund (since 1999)      Adviser (1998- present)
                                                           and the Balanced Fund
                                                           (1998-present) and an
                                                           Assistant Treasurer of
                                                           the Growth Fund
                                                           (1997-present) and the
                                                           High Yield Fund
                                                           (1999-present).

Nancy S. Taylor               Director - Balanced Fund     Ms. Taylor serves as                     2
600 Salem End Road            (since 1997)                 Minister and President of
Framingham, MA  01702; (47)                                the Massachusetts
                              Director - Growth Fund       Conference of the United
                              (since 1997)                 Church of Christ in
                                                           Massachusetts (2001 -
                                                           present). Ms. Taylor
                                                           previously served as a
                                                           Senior Minister with the
                                                           First Congregational
                                                           Church in Boise, Idaho
                                                           and had been associated
                                                           with that organization
                                                           since 1992.  Prior to
                                                           that, Ms. Taylor was an
                                                           Associate Minister with
                                                           the Immanuel
                                                           Congregational Church in
                                                           Hartford, Connecticut for
                                                           approximately five years.

Lee D. Unterman               Secretary - Balanced Fund    Mr. Unterman serves as                  N/A
c/o Kurzman Karelsen &        (since 1997)                 the Secretary of the
Frank, LLP                                                 Balanced Fund
230 Park Avenue               Secretary - Growth Fund      (1997-present), the
New York, NY 10169; (53)      (since 1997)                 Growth Fund
                                                           (1997-present) and the
                              Secretary - High Yield       High Yield Fund
                              Fund (since 1999)            (1999-present).  Mr.
                                                           Unterman is a
                                                           Partner with the law
                                                           firm of Kurzman
                                                           Karelsen & Frank,
                                                           LLP (2000-present)
                                                           and was a Partner
                                                           with the law firms
                                                           of Bresler, Goodman
                                                           & Unterman, LLP
                                                           (1997-2000) and
                                                           Broudy & Jacobson
                                                           (1988-1997).

Esther J. Walls               Director - Balanced Fund     Ms. Walls is a director                  3
Apartment 29-J                (since 1981)                 of the Balanced Fund
160 West End Avenue                                        (1981-present), the
New York, NY 10023; (77)      Director - Growth Fund       Growth Fund
                              (since 2002)                 (2002-present) and the
                                                           High Yield Fund
                              Director - High Yield Fund   (1999-present). In
                              (since 1999)                 addition, Ms. Walls was
                                                           Associate Director of
                                                           Libraries, State
                                                           University of New York,
                                                           Stony Brook, Long Island,
                                                           NY (1974-1990).

     (1) Directors of each Fund are elected each year at such Fund's Annual Meeting of Shareholders and hold office until the next Annual Meeting of Shareholders of such Fund or until a successor shall have been chosen and shall have qualified. Officers of each Fund are elected each year at such Fund's Annual Meeting of the Board of Directors and hold office until the next Annual Meeting of the Board of Directors of such Fund or until a successor shall have been chosen and shall have qualified.

     (2, 3 and 4)   Designates a member of the Investment Committee of
                    the Balanced, Growth and High Yield Funds, respectively. The
                    Investment Committee has the responsibility of overseeing a Fund's investments.

     (5, 6 and 7)   Designates a member of the Audit Committee of the
                    Balanced, Growth and High Yield Funds, respectively. The
                    Audit Committee has the responsibility of overseeing the establishment and maintenance of an effective financial control environment, for overseeing the procedures for evaluating the system of internal accounting control and for evaluating audit performance. The Boards of Directors the Balanced and Growth Funds have determined that their respective Funds have three "financial experts" (as defined under Regulation S-K of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended) serving on their respective Audit Committees, namely Messrs. Carl H. Doerge, Jr., James M. Large, Jr. and
                    Sanford C. Sherman; the Board of Directors of the High Yield
                    Fund has determined that the High Yield Fund has two
                    "financial experts" (as defined under Regulation S-K of the Securities Act of 1933, as amended, and the Securities
                    Exchange Act of 1934, as amended)
                    serving on its Audit Committee, namely Messrs Carl H.
                    Doerge, Jr. and James M. Large, Jr.

Certain directors and officers of the Funds are directors and officers of more than one Fund. None of the officers or directors of any Fund are related to one another by blood, marriage or adoption, except that Laurence A. Shadek and James
M. Shadek are brothers.

OWNERSHIP OF SHARES IN THE PAX WORLD FUND FAMILY

The following table shows the amount of equity securities owned by the directors of the Funds and in all investment companies in the Pax World Fund Family overseen by the directors of the Funds as of December 31, 2002:

                                                                                                  Aggregate Dollar
                                                                                                  Range of Equity
                                                                                                 Securities in All
                                 Dollar Range of      Dollar Range of       Dollar Range of    Registered Investment
                                Equity Securities    Equity Securities     Equity Securities   Companies Overseen by
                                      in the               in the               in the          Director in the Pax
                                  Balanced Fund         Growth Fund         High Yield Fund      World Fund Family
   Interested Directors
Mr. Thomas W. Grant              $10,001-$50,000         $0-$10,000              None             $50,001-$100,000
Mr. Laurence A. Shadek           $10,001-$50,000     $50,001-$100,000#      over $100,000#         over $100,000#

   Disinterested Directors

Mr. Carl H. Doerge, Jr.          $50,001-$100,000     $10,001-$50,000       $10,001-$50,000        over $100,000
Mr. James M. Large, Jr.                None                 None                 None                   None
Mr. Louis F. Laucirica                _____                _____                 _____                 _____
Ms. Joy L. Liechty               $10,001-$50,000         $0-$10,000              None             $10,001-$50,000
Mr. Sanford C. Sherman           $10,001-$50,000         $0-$10,000              None             $10,001-$50,000
Dr. Nancy S. Taylor              $50,001-$100,000     $10,001-$50,000            None             $50,001-$100,000
Ms. Esther J. Walls              $10,001-$50,000            None                 None             _$10,001-$50,000

# Includes shares of the Growth and High Yield Funds owned of record by the Adviser and H. G. Wellington & Co., Inc.

COMPENSATION OF DIRECTORS

The Balanced Fund currently pays each of its unaffiliated directors a fee of $2,000, and each of its affiliated directors a fee of $1,000, for attendance at each meeting of the Board of Directors of the Balanced Fund; and the Growth and High Yield Funds currently pay each of their unaffiliated directors a fee of $1,000, and each of their affiliated directors a fee of $300, for attendance at each meeting of the Boards of Directors of such Funds. Members of the Boards of Directors of the Funds are also reimbursed for their travel expenses for attending meetings of the Boards of Directors. In addition, the Balanced Fund pays $1,000 and the Growth and High Yield Funds pay $500 to each member of their Audit Committees for attendance at each meeting of their Audit Committees, plus reimbursement for travel expenses incurred in connection with attending such meetings. Other than the foregoing amounts, none of the members of the Boards of Directors of any of the Funds receives compensation from the Funds for services performed as a member of the Boards of Directors of the Funds.

The following table sets forth certain information relating to all directors of the Funds, all members of any advisory boards who receive compensation from the Funds, and for each of the three highest paid executive officers or any affiliated person of the Funds who received aggregate compensation from the Funds for the most recently completed fiscal year exceeding $60,000:

                                                                           Aggregate
                                                                            Pension                            Total
                                                                           Retirement                      Compensation
                                                                            Benefits        Estimated     from the Funds
                                                                           Accrued as        Annual         and the Pax
                                                                          Part of Fund    Benefits Upon     World Fund
Name of Person and Position            Aggregate Compensation               Expenses       Retirement         Family*
                               Balanced                     High Yield
                                 Fund       Growth Fund        Fund

   Interested Directors
Mr. Thomas W. Grant             $4,000         $1,200         $1,200           $0              $0           $6,400 (3)
Mr. Laurence A. Shadek          $4,000         $1,200         $1,200           $0              $0           $6,400 (3)

  Disinterested Directors
Mr. Carl H. Doerge, Jr.        $10,000         $5,000         $5,000           $0              $0           $20,000 (3)
Mr. James M. Large, Jr.        $10,000         $5,000         $5,000           $0              $0           $20,000 (3)
                                 Not             Not           Not            Not             Not             Not
Mr. Louis F. Laucirica        Applicable     Applicable     Applicable     Applicable      Applicable      Applicable(3)
Ms. Joy L. Liechty              $8,000         $4,000           $0             $0              $0           $12,000 (2)
Mr. Sanford C. Sherman         $10,000         $5,000           $0             $0              $0           $15,000 (2)
Dr. Nancy S. Taylor             $8,000         $4,000           $0             $0              $0           $12,000 (2)
Ms. Esther J. Walls             $8,000         $1,000         $4,000           $0              $0           $13,000 (3)

*The total compensation paid to such persons by the Funds and the Pax World Fund Family for the fiscal year ended December 31, 2002. The parenthetical number represents the number of investment companies (including the Money Market Fund) from which such person receives compensation that are considered part of the Pax World Fund Family, because, among other things, they have a common investment adviser or sub-adviser.

Director's fees paid and travel expenses reimbursed by each of the Funds in 2002 to members of the Boards of Directors of the Funds are as follows:

                                   Balanced Fund          Growth Fund        High Yield Fund     Money Market Fund
     Interested Directors
Mr. Thomas W. Grant                  $5,479.48             $1,230.30            $1,205.22         Not Applicable
Mr. Laurence A. Shadek               $5,017.90             $1,220.88            $1,205.22         Not Applicable

   Disinterested Directors
Mr. Carl H. Doerge, Jr.              $10,996.19            $5,020.54            $5,010.27         Not Applicable
Mr. James M. Large                   $11,398.97            $5,028.76            $5,010.27         Not Applicable
Mr. Louis F. Laucirica             Not Applicable       Not Applicable       Not Applicable       Not Applicable
Ms. Joy L. Liechty                   $8,688.92             $4,014.06         Not Applicable       Not Applicable
Mr. Sanford C. Sherman               $10,055.58            $5,001.13         Not Applicable       Not Applicable
Dr. Nancy S. Taylor                  $8,000.00             $4,000.00         Not Applicable       Not Applicable
Ms. Esther J. Walls                  $8,973.24             $1,000.03            $4,005.58         Not Applicable

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

To the knowledge of each of the Funds, no person owns of record or beneficially five percent (5%) or more of the outstanding Common Stock of such Fund, except for: (i) the Mennonite Foundation and (ii) the Caroline and Sigmund Schott Foundation, both of which hold Common Stock of the High Yield Fund. The officers and directors of each Fund, as a group, own less than one percent (1%) of the outstanding shares of Common Stock of such Fund.

CODE OF ETHICS

The Funds and the Adviser have adopted a Code of Ethics (the "Code of Ethics") under Rule 17j-1 under the Investment Company Act of 1940, as amended. The Code of Ethics permits personnel subject to the Code of Ethics to invest in securities, including securities that may be purchased or held by the Funds, subject to certain limitations. The Code of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Code of Ethics is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of the Code of Ethics may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

PROXY VOTING GUIDELINES

The following table summarizes the guidelines that the Funds use to determine how to vote proxies relating to portfolio securities, including the procedures that the Funds use when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Funds or the Adviser, on the other. These guidelines give a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed. However, this listing does not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented here. Notwithstanding the foregoing, Pax World always endeavors to vote proxies relating to portfolio securities in accordance with the Funds' investment objectives and social goals.

     TYPE OF PROPOSAL                    PROPOSAL                                PROXY VOTING GUIDELINE
------------------------------------------------------------------------------------------------------------------------
                                               1. DIRECTOR-RELATED ISSUES
------------------------------------------------------------------------------------------------------------------------
Management Proposal        1a.  UNCONTESTED ELECTION OF        Votes on individual director nominees are made on a
                           DIRECTORS                           CASE-BY-CASE basis.

Management Proposal        1b.  CONTESTED ELECTION OF          Votes in a contested election of directors are evaluated
                           DIRECTORS                           on a CASE-BY-CASE basis

Management Proposal        1c.  CLASSIFIED BOARD               Vote FOR proposals to declassify the board the directors.

                                                               Vote AGAINST proposals to classify the board of directors.

Management Proposal        1d.  SHAREHOLDER ABILITY TO REMOVE  Vote AGAINST proposals that provide that directors may be
                           DIRECTORS                           removed only for cause.

                                                               Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

                                                               Vote AGAINST proposals that provide that only continuing
                                                               directors may elect replacements to fill board vacancies.

                                                               Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Management Proposal        1e.  CUMULATIVE VOTING              Vote AGAINST management proposals to eliminate cumulative
                                                               voting.

Management Proposal        1f. ALTER SIZE OF THE BOARD         Vote FOR proposals that seek to fix the size of the board.

                                                               Vote CASE-BY-CASE on proposals that seek to change the size or range of the board.

                                                               Vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

------------------------------------------------------------------------------------------------------------------------
    2. AUDITORS
------------------------------------------------------------------------------------------------------------------------
Management Proposal        2.  RATIFICATION OF AUDITORS        Vote FOR proposals to ratify auditors, unless an auditor
                                                               has a financial interest in or association with the
                                                               company, and is therefore not independent; or there is
                                                               reason to believe that the independent auditor has
                                                               rendered an opinion that is neither accurate nor
                                                               indicative of the company's financial position; or where
                                                               non-audit fees exceed 25% of revenue received from that
                                                               company.
------------------------------------------------------------------------------------------------------------------------
                                        3. PROXY CONTEST DEFENSES / TAKEOVER DEFENSES
------------------------------------------------------------------------------------------------------------------------

Management Proposal        3a.  SHAREHOLDER ABILITY TO CALL    Vote FOR proposals that remove restrictions on the right
                           SPECIAL MEETING                     of shareholders to act independently of management.

                                                               Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Management Proposal        3b.  SHAREHOLDER ABILITY TO ACT BY  Vote FOR proposals to allow or facilitate shareholder
                           WRITTEN CONSENT                     action by written consent.

                                                               Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Management Proposal        3c.  POISON PILLS                   Review on a CASE-BY-CASE basis management proposals to
                                                               ratify a poison pill.  Look for shareholder friendly
                                                               features including a two to three year sunset provision,
                                                               a permitted bid provision, a 20 percent or higher flip-in
                                                               provision, shareholder redemption feature, and the
                                                               absence of dead hand features.

Management Proposal        3d.  FAIR PRICE PROVISIONS          Vote FOR fair price proposals, as long as the shareholder
                                                               vote requirement embedded in the provision is no more
                                                               than a majority of disinterested shares.

Management Proposal        3e.  GREENMAIL                      Vote FOR proposals to adopt antigreenmail charter or
                                                               bylaw amendments or otherwise restrict a company's
                                                               ability to make greenmail payments.

                                                               Review on a CASE-BY-CASE basis antigreenmail proposals
                                                               when they are bundled with other charter or bylaw
                                                               amendments.

Management Proposal        3f.  UNEQUAL VOTING RIGHTS          Generally vote AGAINST dual class capitalization.

Management Proposal        3g.  SUPERMAJORITY SHAREHOLDER      Vote FOR proposals to lower supermajority shareholder
                           VOTE REQUIREMENT TO AMEND           vote requirements for charter and bylaw amendments.
                           CHARTER OR BYLAWS

                                                               Vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Management Proposal        3h.  SUPERMAJORITY SHAREHOLDER VOTE Vote FOR proposals to lower supermajority shareholder
                           REQUIREMENT TO APPROVE MERGERS      vote requirements for mergers and other significant
                                                               business combinations.

                                                               Vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant
                                                               business combinations.

Management Proposal        3i.  DIRECTOR AND OFFICER LIABILITY Vote AGAINST proposals to limit or eliminate entirely
                           PROTECTION                          director and officer liability for (i) a breach of the
                                                               duty of loyalty, (ii) acts or omissions not in good faith or involving intentional misconduct or knowing violations of the law, (iii) acts involving the unlawful purchases or
                                                               redemptions of stock, (iv) the payment of unlawful dividends, or (v) the receipt of improper personal benefits.

Management Proposal        3j.  DIRECTOR AND OFFICER           Vote AGAINST indemnification proposals that would expand
                           INDEMNIFICATION                     coverage beyond just legal expenses to acts, such as
                                                               negligence, that are more serious violations of fiduciary
                                                               obligations than mere carelessness.

                                                               Vote FOR only those proposals that provide such expanded
                                                               coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the
                                                               director's legal expenses would be covered.

------------------------------------------------------------------------------------------------------------------------
                                               4. MISC. GOVERNANCE PROVISIONS
------------------------------------------------------------------------------------------------------------------------
Management Proposal        4a.  CONFIDENTIAL VOTING            Vote FOR management proposals to adopt confidential
                                                               voting.

Management Proposal        4b.  BUNDLED PROPOSALS              Review on a CASE-BY-CASE basis bundled or "conditioned"
                                                               proxy proposals. In the case of items that are
                                                               conditioned upon each other, examine the benefits and
                                                               costs of the packaged items. In instances where the joint
                                                               effect of the conditioned items is not in shareholders'
                                                               best interests, vote against the proposals. If the
                                                               combined effect is positive, support such proposals.
Management Proposal        4c. ADJOURN MEETING IF VOTES ARE    Vote FOR proposals to adjourn the meeting when votes are
                           INSUFFICIENT                        insufficient.

Management Proposal        4d.  OTHER BUSINESS                 Vote FOR other business proposals.

Management Proposal        4e.  CHANGING CORPORATE NAME        Vote FOR changing the corporate name.

------------------------------------------------------------------------------------------------------------------------
                                                    5. CAPITAL STRUCTURE
------------------------------------------------------------------------------------------------------------------------
Management Proposal        5a.  COMMON STOCK AUTHORIZATION     Review on a CASE-BY-CASE basis proposals to increase the
                                                               number of shares of common stock authorized for issue.

Management Proposal        5b.  STOCK DISTRIBUTIONS: SPLITS    Vote FOR management proposals to increase common share
                           AND DIVIDENDS                       authorization for a stock split, provided that the
                                                               increase in authorized shares would not result in an excessive number of shares available for issuance given a company's
                                                               industry and performance as measured by total shareholder
                                                               returns.

Management Proposal        5c.  REVERSE STOCK SPLITS           Review on a CASE-BY-CASE basis management proposals to
                                                               implement a reverse stock split. We will generally vote
                                                               FOR a reverse stock split if management provides a
                                                               reasonable justification for the split.

Management Proposal        5d.  BLANK CHECK PREFERRED          Usually vote AGAINST proposals to create blank check
                           AUTHORIZATION                       preferred stock.

                                                               Review on a CASE-BY-CASE basis proposals that would authorize the creation of new classes of preferred stock with
                                                               unspecified voting, conversion, dividend and distribution, and other rights.

                                                               Review on a CASE-BY-CASE basis proposals to increase the
                                                               number of authorized blank check preferred shares. If the
                                                               company does not have any preferred shares outstanding we will vote against the requested increase.

                                                               Vote FOR requests to require shareholder approval for blank check authorizations.

Management Proposal        5e.  ADJUSTMENTS TO PAR VALUE OF    Vote FOR management proposals to reduce the par value of
                           COMMON STOCK                        common stock.

Management Proposal        5f.  PREEMPTIVE RIGHTS              Review on a CASE-BY-CASE basis proposals to create or
                                                               abolish preemptive rights. In evaluating proposals on
                                                               preemptive rights, we look at the size of a company and
                                                               the characteristics of its shareholder base.

Management Proposal        5g.  DEBT RESTRUCTURINGS            Review on a CASE-BY-CASE basis proposals regarding debt
                                                               restructurings.
Management Proposal        5h.  SHARE REPURCHASE PROGRAMS      Vote FOR management proposals to institute open-market
                                                               share repurchase plans in which all shareholders may
                                                               participate on equal terms.

------------------------------------------------------------------------------------------------------------------------
                                           6. EXECUTIVE AND DIRECTOR COMPENSATION
------------------------------------------------------------------------------------------------------------------------
Management Proposal        6a.  STOCK-BASED INCENTIVE PLANS    Votes with respect to compensation plans should be
                                                               determined on a CASE-BY-CASE basis.

Management Proposal        6b.  APPROVAL OF CASH OR            Vote FOR plans where the performance measures included
                           CASH-AND-STOCK BONUS PLANS          under the plan are appropriate, the plan is administered
                                                               by a committee of independent outsiders, and the preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

Management Proposal        6c. EMPLOYEE STOCK PURCHASE PLANS   Vote FOR employee stock purchase plans with an offering period of 27 months or less when voting power dilution is ten percent or less.

                                                               Vote AGAINST employee stock purchase plans with an offering period of greater than 27 months or voting power dilution of greater than ten percent.

Management Proposal        6d.  OUTSIDE DIRECTOR STOCK AWARDS  Vote CASE-BY-CASE on proposals that seek to pay outside
                           / OPTIONS IN LIEU OF CASH           directors a portion of their compensation in stock rather
                                                               than cash.

------------------------------------------------------------------------------------------------------------------------
                                           7. MERGERS AND CORPORATE RESTRUCTURINGS
------------------------------------------------------------------------------------------------------------------------
Management Proposal        7a.  MERGERS AND ACQUISITIONS       Votes on mergers and acquisitions are considered on a
                                                               CASE-BY-CASE basis.

Management Proposal        7b.  VOTING ON STATE TAKEOVER       Review on a CASE-BY-CASE basis proposals to opt in or out
                           STATUTES                            of state takeover statutes (including control share
                                                               acquisition statutes, control share cash-out statutes,
                                                               freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement
                                                               provisions).

                                                               Generally vote FOR opting into stakeholder protection statutes if they provide comprehensive protections for employees and community stakeholders. We would be less supportive of
                                                               takeover statutes that only serve to protect incumbent
                                                               management from accountability to shareholders and which
                                                               negatively influence shareholder value.

Management Proposal        7c.  VOTING ON REINCORPORATION      Proposals to change a company's state of incorporation
                           PROPOSALS                           should be examined on a CASE-BY-CASE basis.  Review
                                                               management's rationale for the proposal, changes to the
                                                               charter/bylaws, and differences in the state laws governing the corporations.

Management Proposal        7d.  CORPORATE  RESTRUCTURING       Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales, should be considered on a CASE-BY-CASE basis.

Management Proposal        7e.  SPIN-OFFS                      Votes on spin-offs should be considered on a CASE-BY-CASE
                                                               basis depending on the tax and regulatory advantages,
                                                               planned use of sale proceeds, market focus, and
                                                               managerial incentives.

Management Proposal        7f.  ASSET SALES                    Votes on asset sales should be made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working
                                                               capital, value received for the asset, and potential
                                                               elimination of diseconomies.

Management Proposal        7g.  LIQUIDATIONS                   Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other
                                                               alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Management Proposal        7h.  APPRAISAL RIGHTS               Vote FOR proposals to restore, or provide shareholders
                                                               with, rights of appraisal.

------------------------------------------------------------------------------------------------------------------------
                                                   8. MUTUAL FUND PROXIES
------------------------------------------------------------------------------------------------------------------------
Management Proposal        8a.  MUTUAL FUNDS - ELECTION OF     Votes on trustee nominees are made on a CASE-BY-CASE
                           TRUSTEES                            basis.

Management Proposal        8b.  MUTUAL FUNDS - INVESTMENT      Votes on investment advisory agreements should be
                           ADVISORY AGREEMENT                  evaluated on a CASE-BY-CASE basis.

Management Proposal        8c.  MUTUAL FUNDS - FUNDAMENTAL     Votes on amendments to a fund's fundamental investment
                           INVESTMENT                          restrictions should be evaluated on a CASE-BY-CASE basis.

Management Proposal        8d.  MUTUAL FUNDS - DISTRIBUTION    Votes on distribution agreements should be evaluated on a
                           AGREEMENTS                          CASE-BY-CASE basis.

------------------------------------------------------------------------------------------------------------------------
                          9. SHAREHOLDER PROPOSALS: CORPORATE GOVERNANCE AND
------------------------------------------------------------------------------------------------------------------------
EXECUTIVE COMPENSATION

Shareholder Proposal       9a-1.  ROTATE ANNUAL MEETING:       Vote AGAINST shareholder proposals to rotate the annual
                                                               meeting of shareholders or change the date and time of
                                                               the meeting.

Shareholder Proposal       9b-1.  DECLASSIFY BOARD OF          Vote FOR proposals to declassify the board the directors.
                           DIRECTORS:

Shareholder Proposal       9b-2.  SEPARATE CHAIRMAN AND CEO:   Vote FOR shareholder proposals that would require the
                                                               positions of chairman and CEO to be held by different
                                                               persons.

Shareholder Proposal       9b-3.  ADOPT CUMULATIVE VOTING:     Vote CASE-BY-CASE  on shareholder proposals to permit
                                                               cumulative voting,

                                                               Vote CASE-BY-CASE on shareholder proposals to adopt
                                                               cumulative voting at companies with no women or minority
                                                               members on the board.

Shareholder Proposal       9b-4.  MAJORITY OF INDEPENDENT      Vote FOR shareholder proposals that request that the
                           DIRECTORS:                          board be comprised of a majority of independent directors.

Shareholder Proposal       9b-5.  INDEPENDENT COMMITTEES:      Vote FOR shareholder proposals that request that the
                                                               board audit, compensation and/or nominating committees
                                                               include independent directors exclusively.

Shareholder Proposal       9b-6.  ADOPT DIRECTOR TERM LIMITS:  Vote AGAINST shareholder proposals to limit the tenure of outside directors.

Shareholder Proposal       9b-7.  IMPLEMENT DIRECTOR SHARE     Vote AGAINST shareholder proposals that seek to establish
                           OWNERSHIP REQUIREMENT:              mandatory share ownership requirements for directors.

                                                               Vote CASE-BY-CASE on shareholder proposals that ask directors to accept a certain percentage of their annual retainer in the form of stock.

Shareholder Proposal       9c-1.  REDUCE SUPERMAJORITY VOTE    Vote FOR proposals to lower supermajority shareholder
                           REQUIREMENTS:                       vote requirements for charter and bylaw amendments.

                                                               Vote FOR proposals to lower supermajority shareholder vote requirements for mergers and other significant business
                                                               combinations.

Shareholder Proposal       9c-2.  REMOVE ANTITAKEOVER          Vote FOR shareholder proposals that seek to remove
                           PROVISIONS:                         antitakeover provisions.

Shareholder Proposal       9c-3. SUBMIT POISON PILL            Vote FOR shareholder proposals that ask a company to submit
                           (SHAREHOLDER RIGHTS PLAN) TO A      its poison pill for shareholder ratification.
                           VOTE:
                                                               Review on a CASE-BY-CASE basis shareholder proposals to
                                                               redeem a company's poison pill.

                                                               Vote CASE-BY-CASE on proposals to amend an existing
                                                               shareholder rights plan.

Shareholder Proposal       9c-4.  CONFIDENTIAL VOTING:         Vote FOR shareholder proposals that request corporations
                                                               to adopt confidential voting, use independent tabulators
                                                               and use independent inspectors of election as long as the
                                                               proposals include clauses for proxy contests as follows:
                                                               IN THE CASE OF A CONTESTED ELECTION, MANAGEMENT IS
                                                               PERMITTED TO REQUEST THAT THE DISSIDENT GROUP HONOR ITS
                                                               CONFIDENTIAL VOTING POLICY. IF THE DISSIDENTS AGREE, THE
                                                               POLICY REMAINS IN PLACE. IF THE DISSIDENTS DO NOT AGREE,
                                                               THE CONFIDENTIAL VOTING POLICY IS WAIVED.

Shareholder Proposal       9c-5.  WRITTEN CONSENT/SPECIAL      Vote FOR shareholder proposals that provide for
                           MEETING:                            shareholder ability to take action by written consent
                                                               and/or call a special meeting.

Shareholder Proposal       9c-6.  ELECT AUDITORS/ ENSURE       Vote FOR proposals that would allow shareholders to elect
                           AUDITOR INDEPENDENCE:               the auditors.

Shareholder Proposal       9c-7.  NON-PARTISANSHIP/ POLITICAL  Vote FOR proposals calling for a company to disclose its
                           CONTRIBUTIONS:                      political contributions.

Shareholder Proposal       9d-1.  INCREASE DISCLOSURE OF       Vote FOR shareholder proposals seeking increased
                           EXECUTIVE COMPENSATION:             disclosure on executive compensation issues including the
                                                               preparation of a formal report on executive compensation
                                                               practices and policies.

Shareholder Proposal       9d-2.  LIMIT EXECUTIVE              Vote FOR proposals to prepare reports seeking to compare
                           COMPENSATION:                       the wages of a company's lowest paid worker to the
                                                               highest paid workers.

                                                               Vote CASE-BY-CASE on proposals that seek to establish a fixed ratio between the company's lowest paid workers and the
                                                               highest paid workers.

Shareholder Proposal       9d-3.  PROHIBIT/REQUIRE SHAREHOLDER Vote FOR shareholder proposals seeking to limit repricing.
                           APPROVAL FOR OPTION REPRICING:

                                                               Vote FOR shareholder proposals asking the company to have
                                                               option repricings submitted for shareholder ratification.

Shareholder Proposal       9d-4.  SEVERANCE AGREEMENTS/ GOLDEN Vote FOR shareholder proposals to have golden and tin
                           PARACHUTES:                         parachutes submitted for shareholder ratification.

Shareholder Proposal       9d-5.  CASH BALANCE PLANS:          Vote FOR shareholder proposals calling for
                                                               non-discrimination in retirement benefits.
                                                               Vote FOR shareholder proposals asking a company to give
                                                               employees the option of electing to participate in either
                                                               a cash balance plan or in a defined benefit plan.

Shareholder Proposal       9d-6.  PERFORMANCE-BASED            Vote FOR shareholder proposals to link executive pay to
                           OPTIONS/INDEXED OPTIONS:            performance, including the use of indexed options and
                                                               other indicators.

Shareholder Proposal       9d-7.  LINK COMPENSATION TO         Vote FOR shareholder proposals calling for the
                           NON-FINANCIAL FACTORS:              preparation of a report on the feasibility of linking
                                                               executive pay to nonfinancial factors, such as social and
                                                               environmental goals. Vote FOR shareholder proposals seeking to link executive pay to non-financial factors.

Shareholder Proposal       9e-1.   SEEK SALE OF COMPANY/ASSETS Vote on a CASE-BY-CASE basis proposals that seek the sale of the company or company assets.

Shareholder Proposal       9e-2.  HIRE ADVISOR/MAXIMIZE        Vote on a CASE-BY-CASE basis proposals that request the
                           SHAREHOLDER VALUE                   company hire an advisor to maximize shareholder value.

Shareholder Proposal       9e-3.  CONVERT CLOSED-END FUND TO   Vote AGAINST shareholder proposals to convert a
                           OPEN-END FUND                       closed-end fund to an open-end fund.

------------------------------------------------------------------------------------------------------------------------
                              10. SHAREHOLDER PROPOSALS: SOCIAL AND ENVIRONMENTAL PROPOSALS
------------------------------------------------------------------------------------------------------------------------
Shareholder Proposal       10a-1.  ADD WOMEN AND MINORITIES    Vote FOR shareholder proposals that ask the company to
                           TO BOARD:                           take steps to nominate more women and minorities to the
                                                               board.

Shareholder Proposal       10a-2.  PREPARE REPORT/PROMOTE      Vote FOR shareholder proposals that ask the company to
                           EEOC-RELATED ACTIVITIES:            report on its diversity and/or affirmative action
                                                               programs.

                                                               Vote FOR shareholder proposals calling for legal and
                                                               regulatory compliance and public reporting related to
                                                               non-discrimination, affirmative action, workplace health and safety, and labor policies and practices that effect long-term corporate performance.

                                                               Vote FOR shareholder proposals calling for action on equal employment opportunity and antidiscrimination.

Shareholder Proposal       10a-3.  REPORT ON PROGRESS TOWARD   Vote FOR shareholder proposals that ask the company to
                           GLASS CEILING COMMISSION            report on its progress against the Glass Ceiling
                           RECOMMENDATIONS:                    Commission's recommendations.

                                                               Vote FOR shareholder proposals seeking to eliminate "glass ceiling" for women and minority employees.

Shareholder Proposal       10a-4.  PROHIBIT DISCRIMINATION ON  Vote FOR shareholder proposals to include language in EEO
                           THE BASIS OF SEXUAL ORIENTATION:    statements specifically barring discrimination on the
                                                               basis of sexual orientation.

                                                               Vote FOR shareholder proposals seeking reports on a company's initiatives to create a workplace free of discrimination on the basis of sexual orientation.

                                                               Vote AGAINST shareholder proposals that seek to eliminate
                                                               protection already afforded to gay and lesbian employees.

Shareholder Proposal       10a-5.  REPORT ON/ELIMINATE USE OF  Vote FOR shareholder proposals seeking more careful
                           RACIAL STEREOTYPES IN ADVERTISING:  consideration of using racial stereotypes in advertising campaigns, including preparation of a report.

Shareholder Proposal       10b-1.  CODES OF CONDUCT AND VENDOR Vote FOR shareholder proposals to implement human rights
                           STANDARDS:                          standards and workplace codes of conduct.

                                                               Vote FOR shareholder proposals calling for the implementation and reporting on ILO codes of conduct, SA 8000 Standards, or the Global Sullivan Principles.

                                                               Vote FOR shareholder proposals that call for the adoption of principles or codes of conduct relating to company investment in countries with patterns of human rights abuses (Northern
                                                               Ireland, Burma, former Soviet Union, and China).

                                                               Vote FOR shareholder proposals that call for independent
                                                               monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and
                                                               licensee compliance with codes.

                                                               Vote FOR shareholder proposals that seek publication of a
                                                               "Code of Conduct" to the company's foreign suppliers and
                                                               licensees, requiring they satisfy all applicable standards and laws protecting employees' wages, benefits, working
                                                               conditions, freedom of association, and other rights.

                                                               Vote FOR shareholder proposals seeking reports on, or the
                                                               adoption of, vendor standards including: reporting on
                                                               incentives to encourage suppliers to raise standards rather than terminate contracts and providing public disclosure of contract supplier reviews on a regular basis.

                                                               Vote FOR shareholder proposals to adopt labor standards for foreign and domestic suppliers to ensure that the company will not do business with foreign suppliers that manufacture
                                                               products for sale in the U.S. using forced labor, child labor, or that fail to comply with applicable laws protecting
                                                               employee's wages and working conditions.

Shareholder Proposal       10b-2.  PREPARE REPORT ON           Vote FOR shareholder proposals to adopt labor standards
                           OPERATIONS IN BURMA/MYANMAR:        in connection with involvement in Burma.

                                                               Vote FOR shareholder proposals seeking reports on Burmese
                                                               operations and reports on costs of continued involvement in the country.

                                                               Vote FOR shareholder proposals to pull out of Burma.

Shareholder Proposal       10b-3.  ADOPT/REPORT ON MACBRIDE    Vote FOR shareholder proposals to report on or to
                           PRINCIPLES:                         implement the MacBride Principles.

Shareholder Proposal       10b-4.  PREPARE REPORT ON           Vote FOR shareholder proposals requesting more disclosure
                           OPERATIONS IN CHINA:                on a company's involvement in China

                                                               Vote on a CASE-BY-BASE basis shareholder proposals that ask a company to terminate a project or investment in China.

Shareholder Proposal       10b-5.  PREPARE REPORT ON           Vote FOR shareholder proposals to prepare reports on a
                           MAQUILADORAS:                       company's Maquiladora operations.

Shareholder Proposal       10b-6.  PREPARE REPORT ON COMPANY   Vote FOR shareholder proposals to prepare reports on a
                           ACTIVITIES AFFECTING INDIGENOUS     company's impact on indigenous communities.
                           PEOPLES' RIGHTS:

Shareholder Proposal       10c-1.  ENVIRONMENTAL REPORT        Vote FOR shareholder proposals seeking greater disclosure
                           (GENERAL):                          on the company's environmental practices, and/or
                                                               environmental risks and liabilities.

Shareholder Proposal       10c-2.  PREPARE REPORT ON GLOBAL    Vote FOR shareholder proposals seeking disclosure of
                           WARMING/GREENHOUSE GAS EMISSIONS:   liabilities or preparation of a report pertaining to
                                                               global warming.

                                                               Vote FOR shareholder proposals calling for the reduction of greenhouse gas.

Shareholder Proposal       10c-3.  INVEST IN CLEAN/RENEWABLE   Vote FOR shareholder proposals seeking the preparation of
                           ENERGY:                             a report on a company's activities related to the
                                                               development of renewable energy sources.

                                                               Vote FOR shareholder proposals seeking increased investment in renewable energy sources.

Shareholder Proposal       10c-4.  DRILLING IN THE ARCTIC      Vote FOR shareholder proposals asking companies to
                           NATIONAL WILDLIFE REFUGE:           prepare a feasibility report or to adopt a policy not to
                                                               mine, drill, or log in environmentally sensitive areas such as
                                                               ANWR.

                                                               Vote FOR shareholder proposals seeking to prohibit or reduce the sale of products manufactured from materials extracted from environmentally sensitive areas such as old growth
                                                               forests.

Shareholder Proposal       10c-5.  ADOPT/IMPLEMENT CERES       Vote FOR shareholder proposals to study or implement the
                           PRINCIPLES:                         CERES principles.

Shareholder Proposal       10c-6.  PHASE OUT CHLORINE-BASED    Vote FOR shareholder proposals to prepare a report on the
                           CHEMICALS:                          phase-out of chorine bleaching in paper production.

                                                               Vote FOR shareholder proposals asking companies to cease or phase-out the use of chlorine bleaching.

Shareholder Proposal       10c-7.  REPORT/REDUCE TOXIC         Vote FOR shareholder proposals that seek to prepare a
                           EMISSIONS AND ASSESS COMMUNITY      report on the company's procedures for reducing or
                           IMPACT:                             preventing pollution and/or the impact of the company's
                                                               pollution on the surrounding communities.

                                                               Vote FOR shareholder proposals calling on the company to
                                                               establish a plan reduce toxic emissions.

Shareholder Proposal       10c-8.  ADOPT A COMPREHENSIVE       Vote FOR shareholder proposals requesting the preparation
                           RECYCLING POLICY:                   of a report on the company's recycling efforts.

                                                               Vote FOR shareholder proposals that ask companies to increase their recycling efforts or to adopt a formal recycling policy.

Shareholder Proposal       10c-9.  NUCLEAR ENERGY:             Vote FOR shareholder proposals seeking the preparation of
                                                               a report on a company's nuclear energy procedures.

                                                               Vote FOR proposals that ask the company to cease the
                                                               production of nuclear power.

Shareholder Proposal       10d-1.  REPORT ON HANDGUN SAFETY    Vote FOR shareholder proposals asking the company to
                           INITIATIVES:                        report on its efforts to promote handgun safety.

                                                               Vote FOR shareholder proposals asking the company to stop the sale of handguns and accessories.

Shareholder Proposal       10d-2.  PREPARE REPORT TO RENOUNCE  Vote FOR shareholder proposals seeking a report or the
                           FUTURE LANDMINE PRODUCTION:         renouncement of future landmine production.

Shareholder Proposal       10d-3.  PREPARE REPORT ON FOREIGN   Vote FOR shareholder proposals to report on foreign
                           MILITARY SALES:                     military sales or offset agreements.

                                                               Vote FOR proposals that call for restrictions on foreign
                                                               military sales.

Shareholder Proposal       10e-1.   PHASE-OUT OR LABEL         Vote FOR shareholder proposals to label products that contain
                           PRODUCTS CONTAINING GENETICALLY     genetically modified organisms.
                           MODIFIED ORGANISMS:
                                                               Vote CASE-BY-CASE on shareholder proposals that ask the
                                                               company to phase out the use of genetically modified organisms in their products.

                                                               Vote FOR shareholder proposals that ask the company to report on the use of genetically modified organisms in their
                                                               products.

Shareholder Proposal       10e-10.  DISCLOSURE ON PLANT        Vote FOR shareholder proposals seeking greater disclosure
                           CLOSINGS:                           on plant closing criteria if such information has not
                                                               been provided by the company.

Shareholder Proposal       10e-11.  CONTROL OVER CHARITABLE    Vote AGAINST shareholder proposals giving criteria or to
                           CONTRIBUTIONS:                      require shareholder ratification of grants.

Shareholder Proposal       10e-12.  DISCLOSURE ON PRIOR        Vote FOR shareholder proposals calling for the disclosure
                           GOVERNMENT SERVICE:                 of prior government service of the company's key
                                                               executives.

Shareholder Proposal       10e-2.  TOBACCO-RELATED PROPOSALS:  Vote FOR shareholder proposals seeking to limit the sale of tobacco products to children.

                                                               Vote FOR shareholder proposals asking producers of
                                                               tobacco product components (such as filters, adhesives,
                                                               flavorings, and paper products) to halt sales to tobacco
                                                               companies.

                                                               Vote FOR shareholder proposals that ask restaurants to adopt smoke-free policies.

                                                               Vote FOR shareholder proposals seeking a report on a tobacco company's advertising approach.

                                                               Vote FOR shareholder proposals at insurance companies to cease investment in tobacco companies.

                                                               Vote FOR proposals at producers of cigarette components
                                                               calling for a report outlining the risks and potential
                                                               liabilities of the production of these components.

                                                               Vote FOR on proposals calling for tobacco companies to cease the production of tobacco products.

Shareholder Proposal       10e-3.  ADOPT POLICY/REPORT ON      Vote FOR shareholder proposals seeking the development of
                           PREDATORY LENDING PRACTICES:.       a policy or preparation of a report to guard against
                                                               predatory lending practices.

Shareholder Proposal       10e-4.  DISCLOSURE ON CREDIT IN     Vote FOR shareholder proposals asking for disclosure on
                           DEVELOPING COUNTRIES (LDCS):        lending practices in developing countries, unless the
                                                               company has demonstrated a clear proactive record on the
                                                               issue.

Shareholder Proposal       10e-5.  FORGIVE LDC DEBT:           Vote AGAINST shareholder proposals asking banks to
                                                               forgive loans outright.

                                                               Vote CASE-BY-CASE on shareholder proposals asking for
                                                               loan forgiveness at banks that have failed to make
                                                               reasonable provisions for non-performing loans.

                                                               Vote FOR proposals to restructure and extend the terms of
                                                               non-performing loans.

Shareholder Proposal       10e-6.  ADOPT POLICY / REPORT ON    Vote FOR shareholder proposals to prepare a report on
                           DRUG PRICING:                       drug pricing.

                                                               Vote FOR shareholder proposals to adopt a formal policy on drug pricing.

Shareholder Proposal       10e-7.  ADULT ENTERTAINMENT:        Vote FOR shareholder proposals that seek a review of the
                                                               company's involvement with pornography.

Shareholder Proposal       10e-8.  ABORTION / RIGHT TO LIFE    ABSTAIN on shareholder proposals that address right to
                           ISSUES:                             life issues.

Shareholder Proposal       10e-9.  ANIMAL TESTING (SUBSTITUTES Vote FOR shareholder proposals that seek to limit
                           FOR):                               unnecessary animal testing where alternative testing
                                                               methods are feasible or not required by law.

When a vote presents a conflict between the interests of the Funds' shareholders, on the other hand, and those of the Adviser or any affiliated person of any Fund or the Adviser, on the other hand, the Funds endeavor to vote, in the opinion of the Adviser, in the best interests of the Funds' shareholders consistent with the foregoing guidelines.

The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by telephoning Pax World (toll-free) at 800-767-1729 or visiting Pax World's website at www.paxworld.com and will be available without charge by visiting the SEC's web site at www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

ADVISER

General

Pax World Management Corp., 222 State Street, Portsmouth, NH 03801-3853 (the "Adviser") is the adviser to the Funds. It was incorporated in 1970 under the laws of the State of Delaware. Pursuant to the terms of an Advisory Agreement entered into between the Adviser and each of the Funds (collectively, the "Advisory Agreements"), the Adviser, subject to the supervision of the Boards of Directors of the Funds, is responsible for (i) managing the assets of the Funds in accordance with each Fund's investment objectives, investment programs and policies, and (ii) assuring that the social responsibility screens used by the Money Market Fund are the same as those applied to the Funds. As of December 31, 2002, the Adviser had $1.2 billion in assets under management by virtue of serving as the adviser to the Funds. The Adviser currently manages investments for clients other than the Funds, and may continue to do so in the future.

Advisory Agreement

Pursuant to the terms of the Advisory Agreement between the Balanced Fund and the Adviser, the Adviser will be compensated by the Balanced Fund for its services at an annual rate of three-quarters of one percent (.75%) of average daily net assets up to and including $25,000,000 and one-half of one percent (.50%) of average daily net assets in excess of $25,000,000; and pursuant to the terms of the Advisory Agreement between the Adviser and each of the Growth and High Yield Funds, the Adviser will be compensated for its services as follows: in the event that the average daily net assets of such Fund are less than $5,000,000, the Adviser will be compensated by such Fund for its services at an annual rate of $25,000; in the event that the average daily net assets of such Fund are equal to or in excess of $5,000,000, the Adviser will be compensated by such Fund for its services at an annual rate of one percent (1%) of average daily net assets up to and including $25,000,000 and three-quarters of one percent (.75%) of average daily net assets in excess of $25,000,000. The aggregate fees paid by the Balanced Fund to the Adviser for the most recent fiscal year was $5,291,965; and the aggregate fees incurred by the Growth and High Yield Funds and payable to the Adviser for the most recent fiscal year was $233,880 and $183,233, respectively. Prospective investors should note, however, that the Adviser agreed (i) to reimburse each of the Growth Fund and High Yield Fund for certain expenses incurred by it during its most recent fiscal year (including management fees, but excluding custodian expense offset fees) that exceeded, on a per annum basis, 1.50% of the average daily net asset value of such Funds for such year.

The Adviser has agreed to supply and pay for such services as are deemed by the Boards of Directors of each Fund to be necessary or desirable and proper for the continuous operations of such Fund (excluding all taxes and charges of governmental agencies and brokerage commissions incurred in connection with portfolio transactions) (i) with respect to the Balanced and Growth Funds that exceed, on a per annum basis, one and one-half percent (1.5%) of the average daily net assets of such Fund, (ii) with respect to the Individual Investor Class of shares of the High Yield Fund that exceed, on a per annum basis, one and one-half percent (1.5%) of the average daily net assets of such class, and
(iii) with respect to the Institutional Investor Class of shares of the High Yield Fund that exceed, on a per annum basis, ninety-nine hundredths of one percent (0.99%) of the average daily net assets of such class. Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Directors; (iii) the fees of the Funds' custodian and transfer agent; (iv) the fees of the Funds' legal counsel and independent accountants;
(v) the reimbursement of organizational expenses, and (vi) expenses related to shareholder communications including all expenses of shareholders' and Board of Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders. The Adviser supplied and assumed a total of $279,328 and $167,423 of such services for the Growth and High Yield Funds, respectively, for the most recent fiscal year. In addition, the Adviser has agreed to waive its compensation from the Funds, to the extent necessary to offset the amount of the advisory fees payable by the Money Market Fund to the Adviser with respect to any assets of the Funds that are invested in the Money Market Fund.

Each Advisory Agreement provides that (i) it may be terminated by the Fund or the Adviser at any time upon sixty (60) days written notice, and (ii) will terminate automatically in the event of its assignment (as defined in the Investment Company Act). In addition, each Advisory Agreement provides that it may continue in effect for a period of more than two (2) years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act (i.e., by majority vote of each Fund's outstanding voting securities or by a majority of the Directors of such Fund who are not parties to such Advisory Agreement or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter). The Advisory Agreements were approved by their respective Boards of Directors, including a majority of the Directors who are not parties to the contract or interested persons of any such party, as defined in the Investment Company Act, on June 12, 2003.

                                      * * *

The following table shows the amount of the advisory fee of the Balanced, Growth and High Funds for the years ended December 31, 2000, 2001 and 2002:

                                     BALANCED FUND       GROWTH FUND       HIGH YIELD FUND
Year ended December 31, 2000          $5,875,614           $270,381             $69,063
Year ended December 31, 2001          $5,871,678           $264,702            $132,877
Year ended December 31, 2002          $5,291,965           $233,880            $183,233


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY, 225 Franklin Street, Boston, MA 02110 ("State Street"), serves as custodian for the Funds' portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with each of such Funds.

TRANSFER AND DIVIDEND DISBURSING AGENT

PFPC, INC., 760 Moore Road, King of Prussia, PA 19406-1212 (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Funds. The Transfer Agent provides customary transfer agency services to the Funds, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. For these services, the Transfer Agent receives an annual fee per shareholder account of Ten Dollars ($10.00) with respect to the Balanced and Growth Funds (Eighteen Dollars ($18.00) with respect to the High Yield Fund), a new account set-up fee for each manually established account of Five Dollars ($5.00), and a monthly inactive zero balance account fee per shareholder account of Thirty Cents ($0.30). The Transfer Agent is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communication expenses and other costs. Shareholder inquiries relating to a shareholder account should be directed by writing to Pax World, P.O. Box 9824, Providence, RI 02940-8024 or by telephoning Pax World (toll-free) at 800-372-7827, Monday through Friday (except holidays), between the hours of 8:00 A.M. and 6:00 P.M., Eastern Time.

INDEPENDENT ACCOUNTANTS

PANNELL KERR FORSTER PC, 75 Federal Street, Boston, MA 02110, served as the Funds' independent accountants for the fiscal years ended December 31, 2000, 2001 and 2002, and in that capacity audited such Funds' annual financial statements for the fiscal years then ended; ERNST & YOUNG LLP, 200 Clarendon Street, Boston, MA 02116, currently serves as the Funds' independent accountants, and in that capacity audits such Funds' annual financial statements.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

The Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect such transactions and the negotiation of brokerage commissions relating to such transactions, if any. Broker-dealers may receive negotiated brokerage commissions on Fund portfolio transactions. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, H. G. Wellington, the Funds' distributor, and its affiliates.

Equity securities traded in the over-the-counter market and bonds, including convertible bonds, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation payable to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and United States Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.

BROKERAGE SELECTION

Each Fund is required to give primary consideration to obtaining the most favorable price and efficient execution in placing orders for portfolio securities. Within the framework of this policy, each Fund will consider the research and investment services provided by brokers and dealers who effect or are parties to portfolio transactions of that Fund. Such research and investment services are those that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Funds in their investment activities. Commission rates are established pursuant to negotiations with the broker or dealer based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. Each Fund's policy is to pay higher commissions to brokers, other than H.
G. Wellington, for particular transactions than might be charged if a different broker had been selected, on occasions when, in such Fund's opinion, this policy furthers the objective of obtaining best price and execution. In addition, each Fund is authorized to pay higher commissions on brokerage transactions for that Fund to brokers other than H. G. Wellington (or any affiliate) in order to secure research and investment services described above, subject to review by that Fund's Board of Directors from time to time as to the extent and continuation of this practice. The allocation of orders among brokers and the commission rates paid are reviewed periodically by each Fund's Board of Directors.

Subject to the above considerations, H. G. Wellington (or any affiliate) may act as a securities broker for each of the Funds. In order for H. G. Wellington (or any affiliate) to effect any portfolio transactions for a Fund, the commissions, fees or other remuneration received by H. G. Wellington (or any affiliate) must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow H. G. Wellington (or any affiliate) to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Directors of each Fund, including a majority of the Directors who are not "interested" persons, has adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to H.
G. Wellington (or any affiliate) are consistent with the foregoing standard. In accordance with Section 11(a) of the Securities Exchange Act of 1934, H. G. Wellington may not retain compensation for effecting transactions on a national securities exchange for a Fund unless that Fund has expressly authorized the retention of such compensation. H. G. Wellington must furnish to each Fund at least annually a statement setting forth the total amount of all compensation retained by H. G. Wellington from transactions effected for that Fund during the applicable period. Brokerage with H. G. Wellington is also subject to such fiduciary standards as may be imposed by applicable law.

BROKERAGE COMMISSIONS

The following table shows the approximate amount of the brokerage commissions paid with respect to (i) the Balanced, Growth and High Yield Funds for the years ended December 31, 2000, 2001 and 2002:

                                   Balanced Fund       Growth Fund       High Yield Fund
Year ended December 31, 2000            $717,012           $91,679               $62,936
Year ended December 31, 2001            $974,554           $50,719              $176,798
Year ended December 31, 2002            $620,586           $87,143              $206,241

Substantially all of the issued and outstanding shares of capital stock of the Adviser are currently owned by Mr. Laurence A. Shadek and his three siblings, Messrs. Thomas F. Shadek and James M. Shadek and Ms. Katherine Shadek Boyle. In addition, the Shadek family has a twenty-five and seven hundredths percent (25.07%) ownership interest in H. G. Wellington. Brokerage commissions paid by the Balanced Fund to H. G. Wellington during 2000, 2001 and 2002 totaled $225,397, $318,150 and $196,212, respectively (31%, 33% and 32%, respectively, of total commissions for such years); brokerage commissions paid by the Growth Fund to H. G. Wellington during 2000, 2001 and 2002 totaled $32,000, $38,919 and $43,773, respectively (35%, 77% and 50%, respectively, of total commissions for such years); and brokerage commissions paid by the High Yield Fund to H. G. Wellington for the during 2000, 2001 and 2002 totaled $4,374, $9,039 and $2,506, respectively (7%, 5% and 1%, respectively, of total commissions for years). The percentage of the Balanced, Growth and High Yield Funds' aggregate dollar amount of transactions involving the payment of commissions effected through H. G. Wellington during the most recent fiscal year were 29.78%, 55.80% and 2.20%, respectively. Thomas W. Grant, the President of the Adviser and H.G. Wellington, has less than a 5% ownership interest in the Adviser and H. G. Wellington.


CAPITAL STOCK AND OTHER SECURITIES

The Balanced and Growth Fund are currently authorized to issue 75,000,000 and 25,000,000 shares of Common Stock, par value $1.00 per share, respectively; the High Yield Fund is currently authorized to issue 50,000,000 shares of capital stock, par value $1.00 per share, which shares are divided into two classes: the Individual Investor

Class and the Institutional Investor Class. Except as noted below, each share of capital stock of each Fund, regardless of class, has identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions within such Fund and a fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. In general, shares will be voted in the aggregate except if voting by class is required by law or the matter involved affects only one class, in which case shares will be voted separately by class. The Funds' shares do not have cumulative voting rights for the election of Directors. In the event of liquidation, each share of stock of each Fund is entitled to its portion of all of such Fund's assets after all debts and expenses of such Fund have been paid. There are no conversion, preemptive or other subscription rights in connection with any shares of any Fund. All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable.

Shares of capital stock of the High Yield Fund are divided into two classes: the Individual Investor Class and the Institutional Investor Class. Each share, regardless of class, will represent an interest in the same portfolio of investments and will have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions, except that: (i) each class of shares will have different class designations; (ii) only the holders of the Individual Investor Class of shares of the Fund will be entitled to vote on matters pertaining to the Individual Investor Class Plan and any related agreements applicable to that class in accordance with the provisions of Rule 12b-1 of the Investment Company Act; (iii) only the holders of the Institutional Investor Class of shares of the High Yield Fund will be entitled to vote on matters pertaining to the Institutional Investor Class Plan and any related agreements applicable to that class in accordance with the provisions of Rule 12b-1 of the Investment Company Act. Payments that are made under the Plan will be calculated and charged daily to the appropriate class of shares prior to determining daily net asset value per share and dividends / distributions.

PURCHASE, REDEMPTION, EXCHANGE AND PRICING OF FUND SHARES

The material relating to the purchase, redemption and exchange of Fund shares appearing in the section entitled "Shareholder Guide" of the Prospectus to which this Statement of Additional Information relates is incorporated herein by reference.

The net asset value per share or "NAV" for each class of the Fund's shares is determined by subtracting the Fund's liabilities applicable to such class from the value of the Fund's assets applicable to such class and dividing the remainder by the number of outstanding shares of such class.

Under the Investment Company Act, the Board of Directors of each Fund is responsible for determining, in good faith, the fair value of securities held by such Fund. In accordance with procedures adopted by the Board of Directors of each Fund, the value of investments listed or traded on a national securities exchange (other than options on stock and stock indices) are valued at the last sales price on the day of valuation, or, if there was no sale on such day, the mean between the last bid and asked prices on such day, as provided by a pricing service. Securities listed on the NASDAQ National Market System (other than options on stock and stock indices) are valued using the NASDAQ Official Closing Price (the "NOCP"). Corporate bonds (other than convertible debt securities) and United States Government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued on the basis of valuations provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, agency ratings, market transactions in comparable securities and various relationships between securities in determining value. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by principal market makers or independent pricing agents. A security will be valued at fair value, considering factors determined in good faith by the Adviser under procedures established by and under the general supervision of each of the Fund's Board of Directors, if an extraordinary event, which is likely to affect the value of such security, occurs after the close of an exchange on which such security is traded.

Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors of each of the Funds. Short-term debt securities are valued at cost, with interest accrued or discount amortized to the date of maturity, if their original maturity was sixty (60) days or less, unless this is determined by the applicable Board of Directors not to represent fair value. Short-term securities with remaining maturities of sixty (60) days or more, for which market quotations are readily available, are valued at their current market quotations as supplied by an independent pricing agent or principal market maker.

The Funds will compute their net asset values as of 4:00 P.M., Eastern Time on each day that the New York Stock Exchange is open for trading (except on days on which no orders to purchase, sell or redeem shares have been received by such Fund or days on which changes in the value of such Fund's portfolio securities do not affect net asset value). In the event that the New York Stock Exchange closes early on any business day, the net asset value of the Funds' shares shall be determined at a time between such closing and 4:00 P.M., Eastern Time.

TAXATION OF THE FUNDS

Each of the Funds is qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). This relieves each Fund (but not its shareholders) from paying federal income tax on income that is distributed to shareholders and permits net long-term capital gains of such Fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of its shareholders, regardless of how long shareholders have held their shares in such Fund.

Qualification of a Fund as a regulated investment company requires, among other things, that (a) at least ninety percent (90%) of its annual gross income (without reduction for losses from the sale or other disposition of securities) be derived from interest, dividends, and gains from the sale or other disposition of securities or options thereon or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) it diversify its holdings so that, at the end of each quarter of the taxable year (i) at least fifty percent (50%) of the market value of its assets is represented by cash, United States Government securities and other securities limited in respect of any one issuer to an amount not greater than five percent (5%) of the market value of its assets and ten percent (10%) of the outstanding voting securities of such issuer, and (ii) not more than twenty-five percent (25%) of the value of its assets is invested in the securities of any one industry (other than United States Government securities); and (c) it distribute to its shareholders at least ninety percent (90%) of its net investment income (including short-term capital gains) other than long-term capital gains in each year.

Gains or losses on sales of securities by a Fund will be treated as long-term capital gains or losses if the securities have been held by such Fund for more than one (1) year. Other gains or losses on the sale of securities will be short-term capital gains or losses. Certain of the Funds' transactions may be subject to wash sale, short sale, conversion transaction and straddle provisions of the Internal Revenue Code. In addition, debt securities acquired by the Funds may be subject to original issue discount and market discount rules.

In addition, positions that are part of a straddle will be subject to certain wash sale and short sale provisions of the Internal Revenue Code. In the case of a straddle, a Fund may be required to defer the recognition of losses on positions it holds to the extent of any unrecognized gain on offsetting positions held by that Fund. The conversion transaction rules may apply to certain transactions to treat all or a portion of the gain thereon as ordinary income rather than as capital gain.

Each Fund is required to distribute ninety-eight percent (98%) of its ordinary income in the same calendar year in which it is earned. Each Fund is also required to distribute during the calendar year ninety-eight percent (98%) of the capital gain net income it earned during the twelve (12) months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve (12) month period ending on October 31 of such prior year, respectively. Each Fund will be subject to a nondeductible four percent (4%) excise tax on the undistributed amount to the extent that it does not meet these distribution requirements. Income on which a Fund pays income tax is treated as distributed for the purposes of this excise tax.

Any dividends paid shortly after a purchase by you may have the effect of reducing the per share net asset value of your shares by the per share amount of the dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income taxes. Therefore, you should carefully consider, prior to purchasing any shares of any Fund, the impact of dividends, including capital gains distributions, which are expected to be or have been announced.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described in this Statement of Additional Information. If you are a foreign shareholder, you are advised to consult your own tax advisers with respect to the particular tax consequences to you of an investment in a Fund.

DISTRIBUTION

Each Fund maintains a distribution expense plan or plans (individually, a "Plan"; collectively, the "Plans") pursuant to Rule 12b-1 under the Investment Company Act pursuant to which such Fund incurs the expenses of distributing its shares. Such expenses include (but are not limited to) advertising, compensation of underwriters, dealers and sales personnel, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature. Each Plan provides that its Fund may pay to one or more of its 12b-1 distributors (i) individually and in the aggregate, up to twenty-five hundredths of one percent (.25%) per annum of its average daily net assets for personal service and/or the maintenance of shareholder accounts as defined by Rule 2830 of the National Association of Securities Dealers Rules of Conduct, and (ii) total distribution fees (including the service fee of .25 of 1%) of up to thirty-five hundredths of one percent (.35%) per annum of the average daily net assets of each of the Balanced Fund, Growth Fund, the High Yield Fund's Individual Investor Class of shares and the High Yield Fund's Institutional Investor Class of shares. Amounts paid by the Funds under the Plans for advertising, printing, postage and sales-related expenses (travel, telephone, and sales literature) for the most recent fiscal year are set forth below:

                                                                      High Yield Fund
                             Balanced Fund      Growth Fund    (Individual Investor Class) (1)
           Advertising            $436,047          $10,146                             $5,361
              Printing            $157,699           $4,234                             $3,002
               Postage             $35,657             $801                               $401
Sales-related expenses          $2,255,533          $41,081                            $52,116
                 Total      $2,884,936 (2)          $56,262                         $60,879(3)

     (1) The above chart shows the amount paid by the High Yield Fund under the Individual Investor Class Plan for advertising, printing, postage and sales-related expenses with respect to the High Yield Fund's Individual Investor Class of shares, rather than the High Yield Fund's Institutional Investor Class of shares, because none of the High Yield Fund's Institutional Investor Class of shares had been issued as of December 31, 2002.

     (2) of which $192,534 was assumed by the Adviser leaving a net of $2,692,403 which was paid by the Balanced Fund.

     (3) of which $12,260 was assumed by the Adviser leaving a net of $48,619 which was paid by the High Yield Fund.

Pursuant to the terms of each Plan, the Board of Directors of each Fund will review at least quarterly a written report of the distribution expenses incurred on behalf of such Fund. Each report will include an itemization of the distribution expenses incurred by such Fund and the purpose of each expenditure.

Each of the Plans will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors of the applicable Fund, including a majority vote of the Directors who are not interested persons of such Fund and who have no direct or indirect financial interest in the operation of such Plan or in any agreement related to such Plan (the "Rule 12b-1 Directors"), cast in person at a meeting called for the purpose of voting on such continuance. Each of the Fund's Plans may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors of such Fund or by the vote of the holders of a majority of the outstanding shares of the applicable class of stock of such Fund on not more than sixty (60) days, nor less than thirty (30) days, written notice to any other party to such Plan. None of the Fund's Plans may be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the applicable class of stock of such Fund, and all material amendments are required to be approved by the Board of Directors of such Fund in the manner described above. Each of the Plans will automatically terminate in the event of its assignment. None of the Funds will be obligated to pay expenses incurred under such Fund's Plan(s) if it is terminated or not continued.

The Balanced Fund's Plan was adopted on June 21, 1984 and approved on June 12, 2003 by the Board of Directors of the Balanced Fund, including the Rule 12b-1 Directors, at a meeting called for the purpose of voting on such Plan; the Growth Fund's Plan was adopted on June 6, 1997 and approved on June 12, 2003 by the Board of Directors of the Growth Fund, including the Rule 12b-1 Directors, at a meeting called for the purpose of voting on such Plan; the High Yield Fund's Individual Investor Class Plan was adopted on June 15, 1999 and approved on June 12, 2003 by the Board of Directors of the High Yield Fund, including the Rule 12b-1 Directors, at a meeting called for the purpose of voting on such Plan; and the High Yield Fund's Institutional Investor Class Plan was adopted on __________, 2003.

Pursuant to the terms of each Plan, the Balanced, Growth and High Yield Funds have entered into a distribution agreement (the "Distribution Agreement") with H.G. Wellington & Co., Inc., 14 Wall Street, New York, NY 10005 ("H. G. Wellington"). Under the Distribution Agreements, H. G. Wellington serves as distributor of the Funds' shares, and for nominal consideration and as agent for the Funds, solicits orders for the purchase of Fund shares; it being understood, however, that orders are not binding on any Fund until accepted by such Fund as principal. Each of the Distribution Agreements will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors of the applicable Fund, including a majority of the Rule 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such continuance. Each of the Distribution Agreements may be terminated at any time, without penalty, by a vote of a majority of the Rule 12b-1 Directors of the applicable Fund or by a vote of the holders of a majority of the outstanding shares of such Fund on sixty (60) days written notice to the Distributor or by the Distributor on sixty (60) days written notice to such Fund.

The Distribution Agreement between the Balanced Fund and H. G. Wellington was adopted on June 11, 1998 and approved on June 12, 2003 by the Board of Directors of the Balanced Fund, including a majority of the Rule 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such agreement; the Distribution Agreement between the Growth Fund and H. G. Wellington was adopted on July 1, 1998 and approved on June 12, 2003 by the Board of Directors of the Growth Fund, including a majority of the Rule 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such agreement; and the Distribution Agreement between the High Yield Fund and H. G. Wellington was adopted on June 15, 1999 and approved on June 12, 2003 by the Board of Directors of the High Yield Fund, including a majority of the Rule 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such agreement.

In connection with this offering, the Balanced, Growth and High Yield Funds and
H. G. Wellington have been represented by single counsel. Therefore, to the extent that such Funds and this offering would benefit by further independent review, such benefit will not be available in this offering.

CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

Each Fund may from time to time advertise its average annual total return. Average annual total return is computed according to the following formula:

                                  (n)
                            P(1+T)    = ERV

          Where:     P =    a hypothetical initial payment of $1,000.00
                     T =    average annual total return
                     n =    number of years
                   ERV =    ending redeemable value of a hypothetical $1,000.00
                            payment made at the beginning of the one, five or ten year periods (or fractional portion thereof)

Average annual total return does not take into account any federal or state income taxes that may be payable upon redemption.

YIELD QUOTATION

The High Yield Fund may from time to time advertise its 30-day yield. The 30-day yield is computed according to the following formula:

                                a-b     6
                            2[(-----)+1)  - 1]
                                cd

          Where:     a =    dividends and interest earned during the period
                     b =    expenses accrued for the period (net of
                            reimbursements)
                     c =    the average daily number of shares outstanding
                            during the period that were entitled to receive dividends
                     d =    the maximum offering price per share on the last day
                            of the period


FINANCIAL STATEMENTS

The audited financial statements of the Funds for the fiscal year ended December 31, 2002 and the report therein of Pannell Kerr Forster PC are incorporated herein by reference to the Funds' Annual Report and the unaudited financial statements of the Funds for the period ended June 30, 2003 are incorporated herein by reference to the Funds' Semi-Annual Report. Copies of such reports are available upon request by writing to Pax World at 222 State Street, Portsmouth, NH 03801-3853, telephoning Pax World (toll-free) at 800-767-1729, visiting Pax World's web site at www.paxworld.com or visiting the SEC's web site at www.sec.gov.

                                     PART C

                                OTHER INFORMATION

Item 22.  Financial Statements.

         (a) Financial Statements included in the Prospectus and Statement of Additional Information constituting Parts A and B of this Registration Statement:

                           Part A - Financial Highlights.

                           Part B - Statements of Assets and Liabilities, Operations, Changes in Net Assets, Notes to Financial Statements, all as of December 31, 2002, and Independent Auditors' Report.

                           Statements of Assets and Liabilities, Operations, Changes in Net Assets and Notes to Financial Statements, all as of June 30, 2003.

Item 23.  Exhibits:

                  (a)      Articles of Incorporation.

                           (i) Certificate of Incorporation. Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 1, 1999 -- Registration No. 333-82133 (the "Registration Statement").

                           (ii) Form of Certificate of Amendment to the Certificate of Incorporation.

                  (b) By-Laws. Incorporated by reference to the Registration Statement.

                  (c) Instruments Defining Rights of Security Holders. Incorporated by reference to the Registration Statement.

                  (d)      Investment Advisory Contracts.

                           (i) Form of Advisory Agreement between the Registrant and Pax World Management Corp. Incorporated by reference to the Registration Statement.

                           (ii) Form of Addendum to Advisory Agreement between the Registrant and Pax World Management Corp.

                  (e) Underwriting Contracts. Form of Distribution Agreement between Pax World Management Corp. and H.
                           G. Wellington & Co., Inc. Incorporated by reference to the Registration Statement.

                  (f)      Bonus or Profit Sharing Contracts. Not applicable.

                  (g)      Custodian Agreements.

                           (i) Form of Custodian Contract between the Registrant and State Street Bank and Trust Company. Incorporated by reference to the Registration Statement.

                           (ii) Form of Data Access Services Addendum to Custodian Contract between the Registrant and State Street Bank and Trust Company. Incorporated by reference to the Registration Statement.

                           (iii) Form of Funds Transfer Addendum to Custodian Contract between the Registrant and State Street Bank and Trust Company. Incorporated by reference to the Registration Statement.

                  (h)      Other Material Contracts.

                           (i) Form of Transfer Agency Services Agreement between the Registrant and PFPC, Inc. Incorporated by reference to the Registration Statement.

                           (ii) Form of Transfer Agency Services Fee Agreement between the Registrant and PFPC, Inc. Incorporated by reference to the Registration Statement.

                           (iii) Form of Transfer Agency Services Fee Waiver Agreement between the Registrant and PFPC, Inc. Incorporated by reference to the Registration Statement.

                  (i)      Legal Opinion.

                           (i) Opinion of Counsel.

                           (ii) Consent of Counsel.

                  (j) Other Opinions. Consent of Independent Certified Public Accountants.

                  (k)      Omitted Financial Statements. Not applicable.

                  (l) Initial Capital Agreements. Form of Purchase Agreement. Incorporated by reference to Pre-Effective Amendment No. 1.

                  (m)      Rule 12b-1 Plan.

                           (i) Form of Distribution and Service Plan for the Individual Investor Class of Shares. Incorporated by reference to the Registration Statement.

                           (ii) Form of Distribution and Service Plan for the Institutional Investor Class of Shares.

                  (n)      Rule 18f-3 Plan. Not applicable.

                  (o) Codes of Ethics. Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 26, 2001 -- Registration No. 333-82133.

Item 24. Persons Controlled by or under Common Control with the Fund.

Pax World Balanced Fund, Inc., Pax World Growth Fund, Inc., Pax World High Yield Fund, Inc. and Pax World Money Market Fund, Inc. share a common investment adviser and thus may be deemed to be under common control, although the Registrant does not concede that they are under common control.

Item 25.  Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Section 8.04 of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.
Section 145 of the General Corporation Law of the State of Delaware permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant.

Section 8 of the Advisory Agreement (Exhibit 4 to the Registration Statement) limits the liability of the Adviser to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Under Section 17(h) of the 1940 Act, it is the position of the staff of the Securities and Exchange Commission that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one's office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either the Registrant, its investment adviser, its principal underwriter or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Under its Articles of Incorporation, the Registrant may advance funds to provide for indemnification. Pursuant to the Securities and Exchange Commission staff's position on Section 17(h) advances will be limited in the following respect:

         (i) Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including cost connected with preparation of a settlement);

         (ii) Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification;

         (iii) Such promise must be secured by a surety bond or other suitable insurance; and

         (iv) Such surety bond or other insurance must be paid for by the recipient of such advance.

Item 26.  Business and Other Connections of the Investment Adviser.

See "Management, Organization and Corporate Structure of the Funds - Adviser" in the Prospectus constituting Part A of this Registration Statement and "Investment Advisory and Other Services - Adviser" in the Statement of Additional Information constituting Part B of this Registration Statement.

The business and other connections of the Adviser's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is 222 State Street, Portsmouth, NH 03801.

          NAME                            POSITIONS HELD WITH THE ADVISER            PRINCIPAL OCCUPATION(S)
          ----                            -------------------------------            -----------------------
Katherine Shadek Boyle                   Senior Vice President; Director        Senior Vice President, Pax World
                                                                                Management Corp.

Anita Green                              Co-Treasurer                           Director of Social Research and
                                                                                Corporate Activities for the Pax
                                                                                World Fund Family and Pax World
                                                                                Management Corp.; Co-Treasurer, Pax
                                                                                World Management Corp.;
                                                                                Co-Treasurer, Pax World Balanced
                                                                                Fund, Inc.; Assistant Treasurer, Pax
                                                                                World Growth Fund, Inc.; Assistant
                                                                                Treasurer, Pax World High Yield
                                                                                Fund, Inc.

Janet Lawton Spates                      Co-Treasurer                           Operations Manager for the Pax World
                                                                                Fund Family and Pax World Management
                                                                                Corp.; Co-Treasurer, Pax World
                                                                                Management Corp.; Co-Treasurer, Pax
                                                                                World Balanced Fund, Inc.; Assistant
                                                                                Treasurer, Pax World Growth Fund,
                                                                                Inc.; Assistant Treasurer, Pax World
                                                                                High Yield Fund, Inc.

Thomas W. Grant                          President; Director                    President, Pax World Management
                                                                                Corp.; Vice Chairman of the Board
                                                                                and President, Pax World Balanced
                                                                                Fund, Inc.; President, Pax World
                                                                                Growth Fund, Inc.; President, Pax
                                                                                World High Yield Fund, Inc.;
                                                                                President, Pax World Money Market
                                                                                Fund, Inc.; President, H. G.
                                                                                Wellington & Co., Inc.

James M. Shadek                          Senior Vice President for Social       Senior Vice President for Social
                                         Research; Secretary; Director          Research and Secretary, Pax World
                                                                                Management Corp.; Treasurer, Pax
                                                                                World Growth Fund, Inc.; Treasurer,
                                                                                Pax World High Yield Fund, Inc.;
                                                                                Account Executive, H. G. Wellington
                                                                                & Co., Inc.

Laurence A. Shadek                       Chairman of the Board; Director        Chairman of the Board, Pax World
                                                                                Management Corp.; Chairman of the
                                                                                Board, Pax World Balanced Fund,
                                                                                Inc.; Chairman of the Board, Pax
                                                                                World Growth Fund, Inc.; Chairman of
                                                                                the Board, Pax World High Yield
                                                                                Fund, Inc.; Executive Vice
                                                                                President, Pax World Money Market
                                                                                Fund, Inc.; Executive Vice
                                                                                President, H. G. Wellington & Co.,
                                                                                Inc.

Thomas F. Shadek                         Senior Vice President - Marketing;     Senior Vice President - Marketing,
                                         Director                               Pax World Management Corp.

Item 27.  Principal Underwriters

Not applicable.

Item 28.  Location of Accounts and Records

The accounts, books and other documents relating to shareholder accounts and activity required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained by PFPC, Inc. and are located at 760 Moore Road, King of Prussia, PA 19406-1212. All other accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained by the Fund at 222 State Street, Portsmouth, NH 03801and by the State Street Bank and Trust Company at 225 Franklin Street, Boston, MA 02110. The Applicant's corporate minute books are kept at the law offices of Kurzman Karelsen & Frank, LLP, 230 Park Avenue, New York, NY 10169.

Item 29.  Management Services

Other than as set forth under the captions "Management, Organization and Corporate Structure of the Funds - Adviser," in the Prospectus constituting Part A of this Registration Statement and the caption "Investment Advisory and Other Services - Adviser" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, as of 28th day of November, 2003.

                                         PAX WORLD HIGH YIELD FUND, INC.


                                         By: /s/ THOMAS W. GRANT
                                             -----------------------------------
                                             Thomas W. Grant
                                             President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                 Title                            Date
         ---------                 -----                            ----
/s/ LAURENCE A. SHADEK             Chairman of the Board,           11/28/03
--------------------------         Director
Laurence A. Shadek

/s/ THOMAS W. GRANT                President, Director              11/28/03
--------------------------
Thomas W. Grant

/s/ JAMES M. SHADEK                Treasurer                        11/28/03
--------------------------
James M. Shadek

/s/ CARL H. DOERGE, JR.            Director                         11/28/03
--------------------------
Carl H. Doerge, Jr.

/s/ LOUIS F. LAUCIRICA             Director                         11/28/03
--------------------------
Louis F. Laucirica

/s/ JAMES M. LARGE, JR.            Director                         11/28/03
--------------------------
James M. Large, Jr.

/s/ ESTHER J. WALLS                Director                         11/28/03
--------------------------
Esther J. Walls

                         PAX WORLD HIGH YIELD FUND, INC.

                                  Exhibit Index

1(a).    Articles of Incorporation.*

1(b).    Form of Certificate of Amendment to Articles of Incorporation.***

2.       By-Laws.*

3.       Instruments defining rights of security holders.*

4(a). Form of Advisory Agreement between the Registrant and Pax World Management Corp.*

4(b). Form of Addendum to Advisory Agreement between the Registrant and Pax World Management Corp.***

5. Form of Distribution Agreement between the Registrant and H. G. Wellington & Co., Inc.*

6.       Not applicable.

7(a). Form of Custodian Contract between the Registrant and State Street Bank and Trust Company.*

7(b). Form of Data Access Services Addendum to Custodian Contract between the Registrant and State Street Bank and Trust Company.*

7(c). Form of Funds Transfer Addendum to Custodian Contract between the Registrant and State Street Bank and Trust Company.*

8(a). Form of Transfer Agency Services Agreement between the Registrant and PFPC, Inc.*

8(b). Form of Transfer Agency Services Fee Agreement between the Registrant and PFPC, Inc.*

8(c). Form of Transfer Agency Services Fee Waiver Agreement between the Registrant and PFPC, Inc.*

9(a).    Opinion of Counsel.***

9(b).    Consent of Counsel.***

10.      Consent of Independent Certified Public Accountants.***

11.      Not applicable.

12.      Form of Purchase Agreement.*

13(a). Form of Distribution and Service Plan with respect to the Individual Investor Class of Shares.*

13(b). Form of Distribution and Service Plan with respect to the Institutional Investor Class of Shares.***

14.      Not applicable

15.      Codes of Ethics.*

------------

*        Previously filed and not filed herewith.
**       Filed herewith.
***      To be filed.